     As filed with the Securities and Exchange Commission on August 28, 2007

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                  FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-04815

                               Ultra Series Funds
                             5910 Mineral Point Road
                                Madison, WI 53705
                                 (608) 238-5851
             (Registrant's Exact Name, Address and Telephone Number)

                              Pamela M. Krill, Esq.
                                 Vice President
                                CUNA Mutual Group
                             5910 Mineral Point Road
                                Madison, WI 53705
                     (Name and Address of Agent for Service)

                                    Copy to:

                              Stephen E. Roth, Esq.
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                          Washington, D.C. 20004-2415

                                   ----------


Date of Fiscal Year End: December 31, 2007

Date of Reporting Period: June 30, 2007

ITEM 1. REPORTS TO STOCKHOLDERS

A copy of the report transmitted on August 31, 2007 to stockholders of the Ultra Series Fund (also referred to herein as the "Registrant" or the "Trust"), pursuant to Rule 30e-1 under the Investment Company Act of 1940, appears beginning on the following page.

  SEMIANNUAL REPORT

    FOR PERIOD ENDED JUNE 30, 2007

    Conservative Allocation, Moderate Allocation, Aggressive Allocation, Money Market, Bond, High Income, Diversified Income, Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth, Small Cap Value, Small Cap Growth, Global Securities, and International Stock Funds of the Ultra Series Fund

    DISTRIBUTED BY:
    CUNA Brokerage Services, Inc.
    Office of Supervisory Jurisdiction
    2000 Heritage Way
    Waverly, IA 50677
    Member NASD & SIPC

    TELEPHONE:
    (319) 352-4090
    (800) 798-5500

    (MEMBERS LOGO)

    MEMBERS(R) Variable Annuity
    MEMBERS(R) Variable Annuity II
    MEMBERS(R) Choice Variable Annuity
    MEMBERS(R) Variable Annuity III
    MEMBERS(R) Variable Universal Life
    MEMBERS(R) Variable Universal Life II
    Ultra Vers-ALL LIFE(SM)

    This material is for reporting purposes only and shall not be used in connection with a solicitation, offer or any proposed sale or purchase of securities unless preceded or accompanied by a prospectus.

                      Move confidently into the future(TM)

                               SEMIANNUAL REPORT

This booklet contains a semiannual report for the Ultra Series Fund for our family of MEMBERS(R) Variable Annuity and MEMBERS(R) Variable Universal Life contracts. The Ultra Series Fund is the underlying mutual fund family supporting the subaccounts of the CUNA Mutual Life Variable Account and CUNA Mutual Life Variable Annuity Account.

The Ultra Series Fund includes the Conservative Allocation, Moderate Allocation, Aggressive Allocation, Money Market, Bond, High Income, Diversified Income, Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth, Small Cap Value, Small Cap Growth, International Stock, and Global Securities Funds.

If you own a MEMBERS(R) Variable Universal Life or Ultra Vers-ALL LIFE(SM) policy, as you refer to the semiannual report for the Ultra Series Fund, the funds available on your policy are the Mid Cap Growth Fund, Large Cap Growth Fund, Large Cap Value Fund, Diversified Income Fund, Bond Fund, and Money Market Fund.

If you own a MEMBERS(R) Variable Annuity I, MEMBERS(R) Variable Annuity II, MEMBERS(R) Choice Variable Annuity, MEMBERS(R) Variable Annuity III, or MEMBERS(R) Variable Universal Life II policy, as you refer to the semiannual report for the Ultra Series Fund, the funds available on your policy are the Conservative Allocation, Moderate Allocation, Aggressive Allocation, Money Market, Bond, High Income, Diversified Income, Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth, Small Cap Value, Small Cap Growth, Global Securities and International Stock Funds.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the date of this report.

For more complete information, including charges and expenses, obtain a prospectus from your representative or call the Home Office at 1-800-798-5500, Monday through Friday, 7:00 a.m. to 8:00 p.m. Consider the investment objectives, risks and charges and expenses of the investment carefully before investing.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, nor does the Commission guarantee the accuracy or adequacy of the prospectus. Any statement to the contrary is a criminal offense.

LETTER TO SHAREHOLDERS


--------------------------------------------------------------------------------
(MARKS PHOTO)
DAVID P. MARKS
--------------------------------------------------------------------------------

Dear Investor:

In 2006, your funds generated solid absolute and competitive performance across a broad range of portfolios. We also launched three "life-style" or allocation funds to meet the specific needs of members that would like the asset allocation decision left in the hands of professional investors based upon three different styles -- aggressive, moderate, and conservative. We sometimes alter our short-term asset allocations of the "life-style funds" in response to the changing investment markets to take advantage of perceived opportunities. Those changes are not, however, substantially counter to our view of the optimal long-term allocations to reflect an investor's risk appetite and investment goals.

In 2007, we have added additional talent to the analytic team, built and are utilizing a state-of-the-art trading room and have also added small cap value and small cap growth alternatives.

Peer performance through June 2007 was very good in some of our funds, but disappointing in others, although absolute results were generally positive. I feel good that all four of the equity funds that were furthest behind have made good progress in the last few months.

The attached report provides summaries of the activities and performance of each of the Ultra Series Funds, as well as the investments within each fund.

We remain committed to your long-term investment success and appreciate the opportunity to serve not only Ultra Series Fund investors, but the entire credit union system. Please do not hesitate to contact me directly if you have any questions.

Sincerely,

/s/ DAVID P. MARKS
David P. Marks, CFA
President

                       Not part of the Semiannual Report.

-------------------------------------------------------------------------------

SUMMARY OF ECONOMIC AND FINANCIAL MARKET CONDITIONS

U.S. ECONOMY

The U.S. economy slowed in the six-month period ended June 30, 2007. Growth was below what the U.S. Federal Reserve believes to be its long-term potential expansion rate of 2.75%, with real GDP estimated to have been just 0.7% in the first quarter and considerably stronger in the second quarter. Consumer spending was generally solid in the first quarter but probably slowed in the second quarter. A deep recession in the housing market, inventory reductions and an unexpected slowdown in capital spending by U.S. corporations detracted from growth in the first quarter while trade and an inventory rebuild helped growth in the second quarter. Manufacturing activity was sluggish as auto-makers cut production and slower new-home construction reduced the demand for building supplies. Commercial construction was perhaps the strongest part of the economy, and it appears that many workers in residential construction have been able to find jobs in commercial construction. The labor market held up well during the period overall and wage growth remained steady. Core (ex-food and energy) inflation receded, but food and energy prices rose significantly.

U.S. STOCKS

U.S. stocks posted healthy gains over the period as corporate earnings surprised on the up-side. Analysts were forced to revise earnings estimates upwards as companies were able to draw more growth from stronger economies abroad despite the slowdown in the U.S. This may have benefited larger firms with more diverse markets as large-cap stocks out-performed smaller stocks, reversing a seven-year trend. The Dow Jones Industrial Average of mega-cap "blue chips" returned 8.75% during the period while the large-cap S&P 500 Index returned 6.96% and the small-cap Russell 2000(R) Index returned 6.45%

U.S. BONDS

U.S. bonds posted positive returns but continued to lag their coupons, particularly at longer maturities, as concerns about inflation and hawkish language from the U.S. Federal Reserve led to uncertainty among market participants. The yield curve became significantly less inverted as market participants became more doubtful that short-term interest-rate cuts would occur in 2007. Another factor in the rise in long-term bond yields may have been the steady upward drift of yields elsewhere in the world as central banks globally hiked rates, making U.S. yields less attractive. Fraud or loose practices among lenders and borrowers during the height of the housing boom resulted in a crisis in the market for subprime loans that heavily impacted segments of the bond market. High-yield corporate bonds continued to out-perform investment-grade issues as corporate earnings and balance sheets remained solid although hints of risk-aversion among credit investors began to appear in June.

INTERNATIONAL ECONOMIES AND FINANCIAL MARKETS

Economic growth was surprisingly strong in Europe and positive in Japan. The emerging Asian boom persisted, with both the Chinese and Indian economies growing in the high single digits. The relative weakness of the U.S. economy led to a decline in the relative value of the U.S. dollar, which strengthened the returns of international stocks for U.S. investors. The MSCI EAFE Index, which represents developed markets, returned 11.09% while the MSCI Emerging Markets Index returned 17.75%.

                       Not part of the Semiannual Report.

-------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                              PAGE
                                                              ----
FUND PERFORMANCE REVIEWS
         Conservative Allocation Fund.......................    2
         Moderate Allocation Fund...........................    4
         Aggressive Allocation Fund.........................    6
         Bond Fund..........................................    8
         High Income Fund...................................   10
         Diversified Income Fund............................   12
         Large Cap Value Fund...............................   14
         Large Cap Growth Fund..............................   16
         Mid Cap Value Fund.................................   18
         Mid Cap Growth Fund................................   20
         Small Cap Value Fund...............................   22
         Small Cap Growth Fund..............................   24
         Global Securities Fund.............................   26
         International Stock Fund...........................   28

PORTFOLIOS OF INVESTMENTS
         Conservative Allocation Fund.......................   30
         Moderate Allocation Fund...........................   31
         Aggressive Allocation Fund.........................   32
         Money Market Fund..................................   33
         Bond Fund..........................................   34
         High Income Fund...................................   40
         Diversified Income Fund............................   47
         Large Cap Value Fund...............................   54
         Large Cap Growth Fund..............................   57
         Mid Cap Value Fund.................................   60
         Mid Cap Growth Fund................................   65
         Small Cap Value Fund...............................   67
         Small Cap Growth Fund..............................   69
         Global Securities Fund.............................   73
         International Stock Fund...........................   75

FINANCIAL STATEMENTS
         Statements of Assets and Liabilities...............   82
         Statements of Operations...........................   86
         Statements of Changes in Net Assets................   90
         Financial Highlights...............................   96

NOTES TO FINANCIAL STATEMENTS...............................  104

OTHER INFORMATION...........................................  113

TRUSTEES AND OFFICERS.......................................  116

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT FEDERALLY INSURED, INVOLVE INVESTMENT RISK, MAY LOSE VALUE AND ARE NOT OBLIGATIONS OF OR GUARANTEED BY THE CREDIT UNION. For more complete information about the Ultra Series Fund, including charges and expenses, request a prospectus from your registered representative or from CUNA Mutual Life Insurance Company, 2000 Heritage Way, Waverly, IA 50677. Consider the investment objectives, risks, and charges and expenses of the investment carefully before investing. The prospectus contains this and other information about the investment company. For more current performance information, please call 1-800-798-5500. Current performance may be lower or higher than the performance data quoted within. Past performance does not guarantee future results.

-------------------------------------------------------------------------------

CONSERVATIVE ALLOCATION FUND PERFORMANCE REVIEW

For the first half of 2007, the Ultra Series Conservative Allocation Fund provided a return of 2.34%. This was during a period of bond market returns ranging generally from 1% to 3%, and stock market returns in the general area of 8% to 10% for U. S. stock indexes and 10% or more for international stock indexes.

The fund's strategic allocation target remains at approximately 66% fixed income investments and 33% equities. Very attractive absolute returns (Class Y Shares at net asset value) were provided by the MEMBERS Mid Cap Growth Fund (+13.67%) and the MEMBERS International Stock Fund (+7.83%) in the equities area, and the MEMBERS High Income Fund (+2.97%) in the fixed income component as these market sectors outperformed. The fund's other investments performed generally in line with their representative markets. Overall, the fund provided a return for this six-month period that is generally in line with what we consider to be typical for a fund of this type over the long-term.

The relatively stable and quite favorable market environment we have experienced for some time now is causing some conservative investors to question their investment approach and seek more risky and higher potential return investments. An important axiom of investing is "stability breeds instability." One way this happens is by investors moving into typically more volatile investments during times when volatility is low. When those investments return to their usual patterns, these investors tend to bail out with little regard for price, which amplifies the instability and forces out another tier of investors, etc. So, if you are considering moving to riskier investments, we encourage you to work with your financial advisor to be sure such a move is right for you and is done in a way you will be comfortable with when the more challenging markets return.

MEMBERS Capital Advisors, Inc. - Adviser
  Scott D. Opsal, CFA, Portfolio Manager

                              SECTOR ALLOCATION AS
                           A PERCENTAGE OF NET ASSETS

(PIE CHART)

Debt Securities                                                                   54%
Foreign Securities                                                                 5%
Alternative Asset Classes                                                          6%
Money Market Securities and Other Net Assets                                      12%
Equity Securities                                                                 23%

                             PORTFOLIO HOLDINGS AS
                     A PERCENTAGE OF TOTAL MARKET VALUE(1)

Western Asset Intermediate Bond    19.0%
Portfolio
Dodge & Cox Income Fund            19.0%
SSGA Prime Money Market Fund       12.1%
MEMBERS Bond Fund, Class Y         11.5%
MEMBERS Large Cap Growth Fund,     11.1%
Class Y
MEMBERS Large Cap Value Fund,       8.4%
Class Y
Cohen & Steers Institutional        5.7%
Realty Shares, Inc.
MEMBERS International Stock         5.0%
Fund, Class Y
MEMBERS High Income Fund, Class     4.6%
Y
MEMBERS Mid Cap Growth Fund,        3.6%
Class Y

(1) Each underlying fund has its own risks and investment strategies. A copy of each underlying fund's financial statements is available at no cost on the EDGAR database on the SEC's website at www.sec.gov.

--------------------------------------------------------------------------------
2

CONSERVATIVE ALLOCATION FUND PERFORMANCE REVIEW

               CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT(1,4)

(LINEGRAPH)

                                                                       CONSERVATIVE ALLOCATION FUND   MERRILL LYNCH U.S. DOMESTIC
                                        CONSERVATIVE ALLOCATION FUND         CUSTOM INDEX(2)                MASTER INDEX(3)
                                        ----------------------------   ----------------------------   ---------------------------
6/30/06                                            10000                          10000                          10000
6/07                                               10986                          11030                          10650

AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2007(4)

                                                                    Since          EXPENSE RATIO(6)
                                                                 Inception(5)       Gross       Net
                                                                 ------------      ------      -----
CONSERVATIVE ALLOCATION FUND                                         9.83%          1.01%      0.91%
Conservative Allocation Fund Custom Index(2)                        10.27%            NA         NA
Merrill Lynch U.S. Domestic Master Index(3)                          6.48%            NA         NA

 NA Not Applicable. Index returns do not reflect fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.
(2) The Conservative Allocation Fund Custom Index consists of 55% Merrill Lynch U.S. Domestic Master Index, 30% Russell 1000(R) Index, and 15% 90-Day U.S. Treasury Bills. A description of the Merrill Lynch U.S. Domestic Master Index is set forth below. The Russell 1000(R) Index is a large-cap market index which measures the performance of the 1,000 largest U.S. companies based on total market capitalization.
(3) The Merrill Lynch U.S. Domestic Master Index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.
(4) Fund returns are calculated after mutual fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-798-5500. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.
(5) The fund commenced investment operations on June 30, 2006. The Since Inception index returns are also from June 30, 2006.
(6) The expense ratio is based on estimated expenses to be incurred by the fund, as described in the Prospectus, for the fiscal year ending December 31, 2007. If a net figure is disclosed, this reflects the fund's actual expense ratio after taking into account the investment adviser's contractual agreement to reduce its management fees from 0.30% to 0.20% until at least April 30, 2008.

--------------------------------------------------------------------------------

MODERATE ALLOCATION FUND PERFORMANCE REVIEW

For the first half of 2007, the Ultra Series Moderate Allocation Fund provided a return of 5.19%. This was during a period of bond market returns ranging generally from 1% to 3%, and stock market returns in the general area of 8% to 10% for U. S. stock indexes and 10% or more for international stock indexes.

The fund's strategic allocation target remains at approximately 66% equities and 33% fixed income investments. Very attractive absolute returns were provided by the Vanguard Emerging Markets ETF (+18.02%) and the following MEMBERS Funds (Class Y Shares at net asset value): Mid Cap Growth Fund (+13.67%), International Stock Fund (+7.83%), and Mid Cap Value Fund (+8.37%) in the equities area, and the High Income Fund (+2.97%) in the fund's fixed income component as these market sectors outperformed. The fund's other investments performed generally in line with their representative markets.

These returns for this six-month period are not annualized, and based on the history of the markets, should not be expected to continue at this pace indefinitely. We expect, however, that the investment markets can continue to provide investors with attractive long-term returns.

MEMBERS Capital Advisors, Inc. - Adviser
  Scott D. Opsal, CFA, Portfolio Manager

                              SECTOR ALLOCATION AS
                           A PERCENTAGE OF NET ASSETS

(PIE CHART)

Equity Securities                                                                 47%
Alternative Asset Classes                                                          4%
Money Market Securities and Other Net Assets                                       6%
Foreign Securities                                                                15%
Debt Securities                                                                   28%

                             PORTFOLIO HOLDINGS AS
                     A PERCENTAGE OF TOTAL MARKET VALUE(1)

MEMBERS International Stock
Fund, Class Y                      12.5%
Western Asset Intermediate Bond
Portfolio                          11.9%
MEMBERS Large Cap Growth Fund,
Class Y                            11.2%
MEMBERS Large Cap Value Fund,
Class Y                            11.1%
MEMBERS Bond Fund, Class Y         10.0%
MEMBERS Mid Cap Growth Fund,
Class Y                             7.9%
MEMBERS High Income Fund, Class
Y                                   6.6%
SSGA Prime Money Market Fund        5.0%
MEMBERS Small Cap Growth Fund,
Class Y                             4.7%
MEMBERS Mid Cap Value Fund,
Class Y                             4.5%
Cohen & Steers Institutional
Realty Shares, Inc.                 4.5%
Columbia Marsico Focused
Equities Fund, Class Z              4.4%
MEMBERS Small Cap Value Fund,
Class Y                             3.5%
Vanguard Emerging Markets ETF       2.2%

(1) Each underlying fund has its own risks and investment strategies. A copy of each underlying fund's financial statements is available at no cost on the EDGAR database on the SEC's website at www.sec.gov.

--------------------------------------------------------------------------------
4

MODERATE ALLOCATION FUND PERFORMANCE REVIEW

               CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT(1,4)

(LINEGRAPH)

                                                                            MODERATE ALLOCATION FUND
                                                MODERATE ALLOCATION FUND         CUSTOM INDEX(2)        RUSSELL 1000(R) INDEX(3)
                                                ------------------------    ------------------------    ------------------------
6/30/06                                                  $10,000                      $10,000                      $10,000
6/07                                                     $11,558                      $11,547                      $12,021

AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2007(4)

                                                                    Since          EXPENSE RATIO(6)
                                                                 Inception(5)      Gross        Net
                                                                 ------------      ------      -----
MODERATE ALLOCATION FUND                                            15.53%          1.21%      1.11%
Moderate Allocation Fund Custom Index(2)                            15.43%            NA         NA
Russell 1000(R) Index(3)                                            20.15%            NA         NA

 NA Not Applicable. Index returns do not reflect fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.
(2) The Moderate Allocation Fund Custom Index consists of 50% Russell 1000(R) Index, 30% Merrill Lynch U.S. Domestic Master Index, 10% MSCI EAFE Index and 10% 90-Day U.S. Treasury Bills. A description of the Russell 1000(R) Index is set forth below. The Merrill Lynch U.S. Domestic Master Index is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria. The MSCI EAFE (Europe, Australasia & Far East) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.
(3) The Russell 1000(R) Index is a large-cap market index which measures the performance of the 1,000 largest U.S. companies based on total market capitalization.
(4) Fund returns are calculated after mutual fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-798-5500. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.
(5) The fund commenced investment operations on June 30, 2006. The Since Inception index returns are also from June 30, 2006.
(6) The expense ratio is based on estimated expenses to be incurred by the fund, as described in the Prospectus, for the fiscal year ending December 31, 2007. If a net figure is disclosed, this reflects the fund's actual expense ratio after taking into account the investment adviser's contractual agreement to reduce its management fees from 0.30% to 0.20% until at least April 30, 2008.

--------------------------------------------------------------------------------

AGGRESSIVE ALLOCATION FUND PERFORMANCE REVIEWS

For the first half of 2007, the Ultra Series Aggressive Allocation Fund provided a net return of 8.42%. This was during a period of stock market returns in the general area of 8% to 10% for U.S. stock indexes and 10% or more for international stock indexes.

The fund's strategic allocation target remains at essentially 100% equities (other than a small cushion of liquidity to meet operating needs), but this equity exposure is diversified among nine asset classes (ranging from U. S. large-cap value to international emerging market stocks) and 10 funds, which are managed by seven different investment management firms and 10 different lead managers. So, the fund provides well diversified equity exposure, but only equity exposure; it is not a fully diversified allocation fund of the type that often includes various fixed income asset classes in addition to equities.

Very attractive absolute returns were provided by the Vanguard Emerging Markets ETF (+18.02%), MEMBERS Mid Cap Growth Fund (+13.67%), MEMBERS International Stock Fund (+7.83%), and MEMBERS Mid Cap Value Fund (+8.37%) as these market sectors outperformed. (MEMBERS Funds returns shown are Class Y shares at net asset value.) The fund's other investments performed generally in line with their representative markets.

These returns for this six-month period are not annualized, and are certainly in the upper range of what can reasonably be expected (based on the history of the markets) from a fund of this nature. We expect, however, that a diversified portfolio of stocks from markets worldwide can continue to provide investors with attractive long-term returns.

MEMBERS Capital Advisors, Inc. - Adviser
  Scott D. Opsal, CFA, Portfolio Manager

                              SECTOR ALLOCATION AS
                           A PERCENTAGE OF NET ASSETS

(PIE CHART)

Equity Securities                                                                68%
Money Market Securities and Other Net Assets                                      1%
Alternative Asset Classes                                                         2%
Foreign Securities                                                               29%

                             PORTFOLIO HOLDINGS AS
                     A PERCENTAGE OF TOTAL MARKET VALUE(1)

MEMBERS International Stock
Fund, Class Y                      24.1%
MEMBERS Large Cap Growth Fund,
Class Y                            14.3%
MEMBERS Large Cap Value Fund,
Class Y                            14.2%
MEMBERS Mid Cap Growth Fund,
Class Y                            11.3%
MEMBERS Mid Cap Value Fund,
Class Y                             8.5%
MEMBERS Small Cap Growth Fund,
Class Y                             7.6%
MEMBERS Small Cap Value Fund,
Class Y                             7.1%
Vanguard Emerging Markets ETF       5.6%
Columbia Marsico Focused
Equities Fund, Class Z              5.6%
Cohen & Steers Institutional
Realty Shares                       1.6%
SSGA Prime Money Market Fund        0.1%

(1) Each underlying fund has its own risks and investment strategies. A copy of each underlying fund's financial statements is available at no cost on the EDGAR database on the SEC's website at www.sec.gov.

--------------------------------------------------------------------------------
6

AGGRESSIVE ALLOCATION FUND PERFORMANCE REVIEW

               CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT(1,4)

(LINEGRAPH)

                                                                           AGGRESSIVE ALLOCATION FUND
                                              AGGRESSIVE ALLOCATION FUND        CUSTOM INDEX(2)         RUSSELL 3000(R) INDEX(3)
                                              --------------------------   --------------------------   ------------------------
6/30/06                                                $10,000                       $10,000                       $10,000
6/07                                                   $12,197                       $12,473                       $12,003

AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2007(4)

                                                                  Since        EXPENSE RATIO(6)
                                                               Inception(5)    Gross      Net
                                                               ------------    ------    ------
AGGRESSIVE ALLOCATION FUND                                         21.90%       1.36%     1.26%
Aggressive Allocation Fund Custom Index(2)                         24.65%         NA        NA
Russell 3000(R) Index(3)                                           19.97%         NA        NA

 NA Not Applicable. Index returns do not reflect fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.
(2) The Aggressive Allocation Fund Custom Index consists of 55% Russell 1000(R) Index, 22% MSCI EAFE Index, 15% Russell 2000(R) Index, and 8% MSCI Emerging Markets Index. The Russell 1000(R) Index is a large-cap market index which measures the performance of the 1,000 largest companies in the Russell 3000(R) Index (see definition below). The Russell 2000(R) Index is a small-cap market index which measures the performance of the remaining 2,000 companies in the Russell 3000(R) Index. The MSCI EAFE (Europe, Australasia & Far East) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI Emerging Markets Index is a free-float adjusted market capitalization index that measures equity performance in global emerging markets.
(3) The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents 98% of the investable U.S. equity market.
(4) Fund returns are calculated after mutual fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-798-5500. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.
(5) The fund commenced investment operations on June 30, 2006. The Since Inception index returns are also from June 30, 2006.
(6) The expense ratio is based on estimated expenses to be incurred by the fund, as described in the Prospectus, for the fiscal year ending December 31, 2007. If a net figure is disclosed, this reflects the fund's actual expense ratio after taking into account the investment adviser's contractual agreement to reduce its management fees from 0.30% to 0.20% until at least April 30, 2008.

--------------------------------------------------------------------------------

BOND FUND PERFORMANCE REVIEW

The Ultra Series Bond Fund returned -0.17% during the six-month period ended June 30, 2007, underperforming the Merrill Lynch U.S. Domestic Master Index which returned 0.95%.

Over the last six months the U.S. economy has remained resilient while showing signs of slowing growth -- GDP has slowed from 2.5% in the fourth quarter of 2006 to 0.7% in the first quarter before rebounding to 3.2% in the second quarter of 2007. Despite the rebound in growth, corporate profits have begun to slow and June saw a significant shift in investor sentiment away from risky assets. Notwithstanding June's risk aversion and a 32 basis point increase in 10 year treasury yields over the first half of 2007, total returns across the major fixed income sectors were positive and both investment grade and high yield corporate bonds posted positive excess return through June. Thus, in total, investor risk tolerance and single name event risk dominated fixed income performance over the first half of 2007.

This has proved unfavorable for the Bond Fund as management maintained an underweight position within corporate bonds trying to side-step the "event risk" landmines (companies increasing their financial leverage through share buybacks, leveraged buy-outs and other credit-deteriorating events). Unfortunately, even a cautious stance couldn't prevent credit "blow-ups." Two asset-backed security holdings were infected by the subprime mortgage fallout beginning in late February, lasting through March and resurfacing in June. GSAMP Trust 2006-S5 M5 and Park Place Securities, Inc. 2004-WWF1 M10 declined by 89.5% and 15.9%, respectively over the half year period. Additionally, April saw the unlikely announced leveraged buyout of a financial institution, SLM Corp., or more commonly known as Sallie Mae, and the Fund's position lost 7.4%.

In June our portfolio posture of underweighting credit risk proved beneficial and we continue to believe it will benefit performance going forward. Event risk is not going away. We have taken and will continue to take a vigilant stance to protect the fund from such risk.

MEMBERS Capital Advisors, Inc. - Adviser
  Dean "Jack" Call, CFA, Portfolio Manager

                SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS

(PIE CHART)

Asset Backed                                           3%
Commercial Mortgage Backed                             9%
Private Label Mortgage Backed                          1%
Corporate Notes and Bonds                             25%
Mortgage Backed                                       26%
U.S. Government and Agency Obligations                30%
Asset Backed                                           3%
Cash And Other Net Assets                              6%

--------------------------------------------------------------------------------
8

BOND FUND PERFORMANCE REVIEW

               CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT(1,3)

(LINEGRAPH)

                                                                                               MERRILL LYNCH U.S. DOMESTIC MASTER
                                                                       BOND FUND                            INDEX(2)
                                                                       ---------               ----------------------------------
6/97                                                                    $10,000                               $10,000
6/98                                                                    $10,818                               $11,067
6/99                                                                    $11,088                               $11,408
6/00                                                                    $11,486                               $11,929
6/01                                                                    $12,548                               $13,252
6/02                                                                    $13,562                               $14,391
6/03                                                                    $14,666                               $15,933
6/04                                                                    $14,616                               $15,981
6/05                                                                    $15,565                               $17,095
6/06                                                                    $15,420                               $16,945
6/07                                                                    $16,136                               $17,987

AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2007(3)

                                                                                               EXPENSE
                                           1 Year      3 Years      5 Years      10 Years      RATIO(4)
                                           ----------------------------------------------      --------
BOND FUND                                   4.65%       3.35%        3.54%         4.90%         0.56%
Merrill Lynch U.S. Domestic Master
  Index(2)                                  6.15        4.02         4.56          6.04            NA

 NA Not Applicable. Index returns do not reflect fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.
(2) The Merrill Lynch U.S. Domestic Master Index is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.
(3) Fund returns are calculated after mutual fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-798-5500. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.
(4) The expense ratio is based on expenses incurred by the fund, as described in the Prospectus, as of the fiscal year ended December 31, 2006.

--------------------------------------------------------------------------------

HIGH INCOME FUND PERFORMANCE REVIEW

The high yield market ended the reporting period on a down note, as a major correction occurred in June. The combination of rising Treasury yields, record tight yield spreads, and continued concerns about the widening meltdown in the subprime mortgage market caused many investors to re-evaluate their appetite for risk. U.S. Treasuries and high grade corporate bonds posted returns of 1.10% and 0.82%, respectively for the six month period, while the Merrill Lynch U.S. High Yield Master II Index posted a return of 3.05%. In this environment, the Ultra Series High Income Fund posted a return of 2.79% during the six-month period ended June 30, 2007.

Fundamentals within high yield remain strong with defaults on a pace that would result in the fewest since 1981. Our outlook for default rates continues to be positive in the near-term. Additionally, recent evidence indicates that the private equity buyout binge may be ending. This buying activity has resulted in deal structures deteriorating at a significant rate. In June many high yield managers began to boycott these poorly structured deals. As a result, several transactions were restructured or postponed.

During this six-month period, the fund benefited from its underweight in BB rated securities and its good performance in convertible and floating rate securities. The key detractor of performance for the fund for the period was the significant underweight in lower priced (i.e., bonds priced below $90) securities. Typically these securities have greater credit risk and our conservative investment philosophy generally limits the portfolio's weightings of these investments. However, this subcategory in high yield was the best performing sector within the overall high yield market for the six-month period ending June 30, 2007. Most of the selling activity in the portfolio during the quarter was concentrated on issues that had traded to premium levels (i.e., above par). The majority of the portfolio continues to be concentrated in B rated securities that we believe are solid credits. Despite trends to the contrary, we have maintained our disciplined approach to evaluating credit and have continued to invest in companies that we believe are reasonably levered, well-managed, and well-positioned in their respective industries.

We believe the era of ultra-low rates and excessively easy credit is coming to an end. High yield investors have been pushed to the wall on structure, and have now pushed back for better terms. Unfortunately, there is still approximately $300 billion of financings that bankers and sponsors have committed to and that will need to be marketed to high yield and bank debt investors over the next several quarters. One key concern is that many of these LBO (Leveraged Buy Out) deals have been bridge financed and will stay on the underwriters' and banks' books until they can re-market them to the high yield and bank debt market. These bridge financings may require banks and Wall Street firms to draw down their capital at the same time that the market encounters choppiness, potentially resulting in less liquidity in the secondary market. However the fundamentals for the market appear to be intact (i.e., growing U.S. economy, low default environment, wider high yield spreads) and there should still be buyers for well-structured and attractively priced deals. If this process can achieve a better balance than exists today, the current market adjustment could be temporary, and the next few months could set the stage for attractive opportunities for high yield investors to capture both higher income and better terms.

MEMBERS Capital Advisors, Inc. - Adviser
  Shenkman Capital Management, Inc - Subadviser
  Mark R. Shenkman; Frank X. Whitley; Mark R. Flanagan, CPA, CFA;
  Robert Stricker, CFA; and Steve Schweitzer, Portfolio Managers

                SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS

Gaming                    8%
Health Care               8%
Oil and Gas               8%
Support Services          7%
Telecommunications        5%
Automotive                4%
Forestry/Paper            4%
Media - Diversified and
  Services                4%
Non Food and Drug
  Retailers               4%
Printing and Publishing   4%
Technology                4%
Utilities                 4%
Cash and Other Net
  Assets                  3%
Chemicals                 3%
Consumer Products         3%
General Industrial and
  Manufacturing           3%
Media - Cable             3%
Beverage/Food             2%
Building Materials        2%
Environmental             2%
Food and Drug Retailers   2%
Insurance                 2%
Metals and Mining         2%
Aerospace/Defense         1%
Apparel/Textiles          1%
Hotels                    1%
Leisure and
  Entertainment           1%
Media - Broadcasting      1%
Packaging                 1%
Restaurants               1%
Steel                     1%
Transportation            1%

--------------------------------------------------------------------------------
10

HIGH INCOME FUND PERFORMANCE REVIEW

               CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT(1,3)

(LINEGRAPH)

                                                                                            MERRILL LYNCH US HIGH YIELD MASTER II
                                                                 HIGH INCOME FUND                         INDEX(2)
                                                                 ----------------           -------------------------------------
10/31/00                                                             $10,000                                $10,000
6/01                                                                 $10,197                                $10,168
6/02                                                                 $10,257                                $ 9,724
6/03                                                                 $11,756                                $11,883
6/04                                                                 $12,654                                $13,095
6/05                                                                 $13,785                                $14,485
6/06                                                                 $14,364                                $15,168
6/07                                                                 $15,805                                $16,949

AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2007(3)

                                                                                   SINCE        EXPENSE
                                                1 Year    3 Years    5 Years    Inception(4)    RATIO(5)
                                                --------------------------------------------    --------
HIGH INCOME FUND                                10.03%     7.69%       9.03%        7.11%         0.77%
Merrill Lynch U.S. High Yield Master II
  Index(2)                                      11.75      8.98       11.75         8.17            NA

 NA Not Applicable. Index returns do not reflect fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.
(2) The Merrill Lynch U.S. High Yield Master II Index is a commonly used benchmark index for high yield corporate bonds.
(3) Fund returns are calculated after mutual fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-798-5500. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses. For periods prior to February 28, 2005, performance is shown from the previous subadviser, which was replaced by Shenkman Capital Management, Inc. effective February 28, 2005.
(4) The fund commenced investment operations on October 31, 2000. The Since Inception index returns are also from October 31, 2000.
(5) The expense ratio is based on expenses incurred by the fund, as described in the Prospectus, as of the fiscal year ended December 31, 2006.

--------------------------------------------------------------------------------

DIVERSIFIED INCOME FUND PERFORMANCE REVIEW

Over the last six months, the U.S. economy has remained resilient, but was showing signs of fatigue by the end of the second quarter. Despite slowing growth, corporate profits remained strong and investors maintained their appetite for risk. In this environment, the Diversified Income Fund provided shareholders with a six-month return of 1.74%, while the Merrill Lynch U.S. Domestic Master Index and Russell 1000(R) Index returned 0.95% and 7.18%, respectively.

Investor risk tolerance and single name event risk dominated fixed income performance over the first half of 2007. This proved unfavorable for the fixed income component of the Diversified Income Fund as management maintained an underweight position within corporate bonds trying to side-step the "event risk" landmines (companies increasing their financial leverage through share buybacks, leveraged buy-outs and other credit-deteriorating events). Unfortunately, even a cautious stance couldn't prevent credit "blow-ups." Two asset-backed security holdings were infected by the subprime mortgage fallout beginning in late February, lasting through March and resurfacing in June. GSAMP Trust 2006-S5 M5 and Park Place Securities Inc. 2004-WWF1 M10 declined by 89.5% and 15.9%, respectively over the half year period. Additionally, April saw the unlikely announced leveraged buyout of a financial institution, SLM Corp., or more commonly known as Sallie Mae, which also hurt the fund's position.

With the Diversified Income Fund's heightened focus on generating distributable income, the common stock portion of the fund is being reduced relative to the bond component, and is transitioning to an "equity income" portfolio. As such, it is being managed with the goal of providing dividend income as well as appreciation.

During this six-month period ended June 30, 2007, the U.S. stock market (as represented by the Russell 1000(R) Index) advanced nicely until late-February, then suffered a decline of approximately 7% as news from China rattled investors worldwide. It then staged a strong recovery to end the period with a gain of 7.18%. The fund's stock portfolio trailed this return as the market favored the stocks of smaller and more cyclical companies over the fund's higher quality, dividend-paying issuers. The key driver of the fund's performance relative to the Russell 1000(R) Index was, and will usually be, the fund's emphasis on dividend income. This resulted, for instance, in a substantial over-weighting of financial stocks, which was a top yielding sector, but had the lowest total return for this period.

We continue to believe that our bond portfolio posture of underweighting credit risk will prove beneficial in the future. The stock portfolio's increasing focus on yield may dampen the fund's returns during strong market advances like we experienced in this reporting period, but should serve to stabilize returns in volatile markets and increase monthly income distributions to shareholders. These attributes should serve income-seeking investors well in the months and years ahead.

MEMBERS Capital Advisors, Inc. - Adviser
  John Brown, CFA; and Dean "Jack" Call, CFA, Portfolio Managers

                SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS

(PIE CHART)

Common Stocks                                                                46%
Asset Backed                                                                  1%
Commercial Mortgage Backed                                                    5%
Private Label Mortgage Backed                                                 1%
Corporate Notes and Bonds                                                    16%
Mortgage Backed                                                              15%
U.S. Government and Agency Obligations                                       12%
Cash and Other Net Assets                                                     4%

--------------------------------------------------------------------------------
12

DIVERSIFIED INCOME FUND PERFORMANCE REVIEW

               CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT(1,4)

(LINEGRAPH)

                                                                          MERRILL LYNCH U.S. DOMESTIC
                                               DIVERSIFIED INCOME FUND          MASTER INDEX(2)         RUSSELL 1000(R) INDEX(3)
                                               -----------------------    ---------------------------   ------------------------
6/97                                                   $10,000                       $10,000                     $10,000
6/98                                                   $11,629                       $11,067                     $13,015
6/99                                                   $13,511                       $11,408                     $15,869
6/00                                                   $14,454                       $11,929                     $17,336
6/01                                                   $14,035                       $13,252                     $14,744
6/02                                                   $13,122                       $14,391                     $12,107
6/03                                                   $13,451                       $15,933                     $12,223
6/04                                                   $14,929                       $15,981                     $14,603
6/05                                                   $16,028                       $17,095                     $15,761
6/06                                                   $16,532                       $16,945                     $17,192
6/07                                                   $18,471                       $17,987                     $20,704

AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2007(4)

                                                                                                   EXPENSE
                                               1 Year      3 Years      5 Years      10 Years      RATIO(5)
                                               ----------------------------------------------      --------
DIVERSIFIED INCOME FUND                        11.73%        7.35%        7.08%        6.33%         0.71%
Merrill Lynch U.S. Domestic Master
  Index(2)                                      6.15         4.02         4.56         6.04            NA
Russell 1000(R) Index(3)                       20.43        12.34        11.33         7.55            NA

 NA Not Applicable. Index returns do not reflect fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.
(2) The Merrill Lynch U.S. Domestic Master Index is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.
(3) The Russell 1000(R) Index is a large-cap market index which measures the performance of the 1,000 largest companies in the Russell 3000(R) Index (the Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization).
(4) Fund returns are calculated after mutual fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-798-5500. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses. For periods prior to May 1, 2007, the above results reflect the performance of the Balanced Fund, which changed its name and investment strategy to the Diversified Income Fund effective May 1, 2007.
(5) The expense ratio is based on expenses incurred by the fund, as described in the Prospectus, as of the fiscal year ended December 31, 2006.

--------------------------------------------------------------------------------

LARGE CAP VALUE FUND PERFORMANCE REVIEW

The first six months of 2007 saw good gains in the U.S. stock markets, and with only one short period of meaningful market decline. This market decline was more significant, however, than its size and duration might indicate. It was triggered by U.S. investors' fears of actions by government regulators to slow economic growth . . . in China.

This provided a vivid illustration of how the U.S. economy no longer leads the global economy and markets, but rather can be led by what's happening elsewhere. We expect this to become even more of a factor in the years ahead, and China is likely to be where many of the future worldwide economic, market and even cultural influences will originate.

Other than during the late-February, China-originated market shock, domestic large-cap value stocks advanced quite steadily, ending the period up 6.23% (Russell 1000(R) Value Index). The Ultra Series Large Cap Value Fund gained 5.62%.

Major contributors to the fund's returns relative to the market index included the fund's greater-than-index exposure to energy stocks (where refiner/marketer Valero Energy advanced 45%, oil service company Cameron International gained 35%, and several others saw high-teens to 30% returns). Also contributing was good security selection in utilities (electricity generators and distributors Mirant Corp. up 35% and Edison International up 25%).

Primary detractors from fund returns relative to the market were health care where several individual stocks modestly underperformed, and some financial services stocks that suffered with the subprime mortgage problems and related concerns.

The fund continues to focus on stocks of companies where we are relatively confident in our outlook and which generate strong free cash flows, which provide great management flexibility and often lead to increased distributions to shareholders. The fund's long-standing overweighting in energy stocks has been gradually trimmed, but is still positive. It is modestly underweight in the areas most vulnerable to stress in the mortgage and consumer finance areas, particularly in the consumer discretionary and financial sectors. Although the slowing economy is likely to make corporate profit growth and stock market gains harder to achieve, we look for slowing but continued positive economic growth and a generally favorable market environment for long-term investors.

MEMBERS Capital Advisors, Inc. -- Adviser
  Scott D. Opsal, CFA, Portfolio Manager

                SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS

(PIE CHART)

Consumer Discretionary                                                             8%
Consumer Staples                                                                   8%
Energy                                                                            14%
Financials                                                                        31%
Health Care                                                                        8%
Industrials                                                                       10%
Information Technology                                                             4%
Materials                                                                          4%
Telecommunication Services                                                         6%
Utilities                                                                          6%
Cash and Other Net Assets                                                          1%

--------------------------------------------------------------------------------
14

LARGE CAP VALUE FUND PERFORMANCE REVIEW

               CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT(1,3)

(LINEGRAPH)

                                                                    LARGE CAP VALUE FUND          RUSSELL 1000(R) VALUE INDEX(2)
                                                                    --------------------          ------------------------------
6/97                                                                      $10,000                             $10,000
6/98                                                                      $12,749                             $12,884
6/99                                                                      $16,154                             $14,992
6/00                                                                      $16,166                             $13,655
6/01                                                                      $14,496                             $15,066
6/02                                                                      $12,730                             $13,718
6/03                                                                      $12,164                             $13,577
6/04                                                                      $14,427                             $16,448
6/05                                                                      $15,830                             $18,759
6/06                                                                      $17,486                             $21,029
6/07                                                                      $21,237                             $25,627

AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2007(3)

                                                                                             EXPENSE
                                      1 Year      3 Years      5 Years      10 Years         RATIO(4)
                                      ----------------------------------------------      --------------
LARGE CAP VALUE FUND                  21.45%       13.76%       10.78%        7.82%            0.61%
Russell 1000(R) Value Index(2)        21.87        15.93        13.31         9.87               NA

 NA Not Applicable. Index returns do not reflect fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.
(2) The Russell 1000(R) Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
(3) Fund returns are calculated after mutual fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-798-5500. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.
(4) The expense ratio is based on expenses incurred by the fund, as described in the Prospectus, as of the fiscal year ended December 31, 2006.

--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND PERFORMANCE REVIEW

The first six months of 2007 saw good gains in the U.S. stock markets, and with only one short period of meaningful market decline. This market decline was more significant, however, than its size and duration might indicate. It was triggered by U.S. investors' fears of actions by government regulators to slow economic growth . . . in China.

This provided a vivid illustration of how the U.S. economy no longer leads the global economy and markets, but rather can be led by what's happening elsewhere. We expect this to become even more of a factor in the years ahead, and China is likely to be where many of the future worldwide economic, market and even cultural influences will originate.

Other than during the late-February, China-originated market shock, domestic large-cap growth stocks advanced quite steadily, ending the period up 8.13% (Russell 1000(R) Growth Index). The Ultra Series Large Cap Growth Fund gained 7.05%.

The information technology sector was the major contributor to the fund's returns relative to the market index with exceptional contributions from Nokia and EMC Corp., each up approximately 40% in this six-month period. Primary detractors from fund returns relative to the market were in health care (Amgen and Genentech reduced the fund's relative return by approximately 1/4% each), industrials, and telecommunications services (NeuStar, a key player in the development and operation of the Internet, declined 11% and reduced the fund's relative return by 0.35%).

The fund continues to focus primarily on stocks of companies we believe have the capacity to grow longer and/or faster than current market expectations, and that serve customers worldwide. Although the slowing domestic economy is likely to make corporate profit growth and stock market gains harder to achieve, we look for continued global economic growth and increasing investor interest in companies capable of producing consistent earnings growth. The fund should do very well in such an environment.

MEMBERS Capital Advisors, Inc. - Adviser
  Bruce A. Ebel, CFA, Portfolio Manager

                SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS


(PIE CHART)

Consumer Discretionary                           10%
Consumer Staples                                  9%
Energy                                            8%
Financials                                        6%
Health Care                                      20%
Industrials                                      10%
Information Technology                           31%
Materials                                         2%
Telecommunication Services                        2%
Consumer Discretionary                           10%
Utilities                                         1%
Cash and Other Net Assets                         1%

--------------------------------------------------------------------------------
16

LARGE CAP GROWTH FUND PERFORMANCE REVIEW

               CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT(1,3)

(LINEGRAPH)

                                                                   LARGE CAP GROWTH FUND         RUSSELL 1000(R) GROWTH INDEX(2)
                                                                   ---------------------         -------------------------------
6/97                                                                      $10,000                             $10,000
6/98                                                                      $13,044                             $13,139
6/99                                                                      $15,363                             $16,722
6/00                                                                      $17,924                             $21,013
6/01                                                                      $17,700                             $13,412
6/02                                                                      $12,553                             $ 9,859
6/03                                                                      $12,676                             $10,149
6/04                                                                      $14,901                             $11,964
6/05                                                                      $15,785                             $12,165
6/06                                                                      $16,047                             $12,909
6/07                                                                      $18,776                             $15,367

AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2007(3)

                                                                                                EXPENSE
                                          1 Year      3 Years      5 Years       10 Years       RATIO(4)
                                          ------------------------------------------------      --------
LARGE CAP GROWTH FUND                     17.00%        8.01%       8.39%          6.50%          0.81%
Russell 1000(R) Growth Index(2)           19.04         8.70        9.28           4.39             NA

 NA Not Applicable. Index returns do not reflect fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.
(2) The Russell 1000(R) Growth Index is a large-cap market index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
(3) Fund returns are calculated after mutual fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-798-5500. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.
(4) The expense ratio is based on expenses incurred by the fund, as described in the Prospectus, as of the fiscal year ended December 31, 2006.

--------------------------------------------------------------------------------

MID CAP VALUE FUND PERFORMANCE REVIEW

The first six months of 2007 saw good gains in the U.S. stock markets, and with only one short period of meaningful market decline. This market decline was more significant, however, than its size and duration might indicate. It was triggered by U.S. investors' fears of actions by government regulators to slow economic growth . . . in China.

This provided a vivid illustration of how the U.S. economy no longer leads the global economy and markets, but rather can be led by what's happening elsewhere. We expect this to become even more of a factor in the years ahead, and China is likely to be where many of the future worldwide economic, market and even cultural influences will originate.

Other than during the late-February, China-originated market shock, domestic mid-cap value stocks advanced quite steadily, ending the period up 8.69% (Russell Midcap(R) Value Index). The Ultra Series Mid Cap Value Fund gained 8.34%.

Major contributors to the fund's returns relative to the market index included the fund's less-than-index exposure to financial stocks and greater-than-index exposure to energy stocks. Individual stock selection added to index-relative returns in financials where Unum Group surged 27% on favorable earnings reports, and the fund benefited from an underweighting and favorable stock selection in Real Estate Investment Trusts (REITs). Underweighting materials stocks was detrimental to the fund's relative performance, as was general stock selection in information technology.

The fund continues to be widely diversified and focused on stocks of companies where we are relatively confident in their positive outlook. Although the slowing economy is likely to make corporate profit growth and stock market gains harder to achieve, we look for slowing but continued positive economic growth and a generally favorable market environment for long-term investors.

MEMBERS Capital Advisors, Inc. - Adviser
  Livia S. Asher, Portfolio Manager

Wellington Management Company, LLP - Subadviser
  Stephen T. O'Brien, CFA, Lead Portfolio Manager, assisted by Timothy J. McCormack, CFA and Shaun F. Pedersen

                SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS

(PIE CHART)

Consumer Discretionary                                                            14%
Consumer Staples                                                                   7%
Energy                                                                             7%
Financials                                                                        27%
Health Care                                                                        4%
Industrials                                                                       12%
Information Technology                                                             8%
Materials                                                                          5%
Telecommunication Services                                                         2%
Utilities                                                                         11%
Cash and Other Net Assets                                                          3%

--------------------------------------------------------------------------------
18

MID CAP VALUE FUND PERFORMANCE REVIEW

               CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT(1,4)

(LINEGRAPH)

                                                                             RUSSELL MIDCAP(R) VALUE     RUSSELL 2500(TM) VALUE
                                                   MID CAP VALUE FUND                INDEX2                      INDEX3
                                                   ------------------        -----------------------     ----------------------
5/1/99                                                   $10,000                      $10,000                      $10,000
6/99                                                     $10,470                      $10,156                      $10,559
6/00                                                     $12,114                      $ 9,353                      $10,447
6/01                                                     $15,216                      $11,591                      $13,075
6/02                                                     $15,145                      $11,814                      $13,937
6/03                                                     $14,398                      $11,739                      $13,854
6/04                                                     $18,141                      $15,356                      $18,552
6/05                                                     $20,326                      $18,704                      $21,788
6/06                                                     $22,977                      $21,370                      $24,517
6/07                                                     $27,470                      $26,090                      $29,032

AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2007(4)

                                                                                  SINCE          EXPENSE
                                         1 Year      3 Years      5 Years      Inception(5)      RATIO(6)
                                         --------------------------------------------------      --------
MID CAP VALUE FUND                       19.56%       14.83%       12.65%          13.17%          1.01%
Russell Midcap(R) Value Index(2)         22.09        19.32        17.17           12.45             NA
Russell 2500(TM) Value Index(3)          18.41        16.10        15.81           13.93             NA

 NA Not Applicable. Index returns do not reflect fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.
(2) The Russell Midcap(R) Value Index is a mid-cap market index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.
(3) The Russell 2500(TM) Value Index is a mid-cap market index which measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.
(4) Fund returns are calculated after mutual fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-798-5500. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.
(5) The fund commenced investment operations on May 1, 1999. The Since Inception index returns are also from May 1, 1999.
(6) The expense ratio is based on expenses incurred by the fund, as described in the Prospectus, as of the fiscal year ended December 31, 2006.

--------------------------------------------------------------------------------

MID CAP GROWTH FUND PERFORMANCE REVIEW

During the first six months of 2007, equity markets strengthened as better-than-expected corporate earnings, healthy merger and acquisition activity and views of solidifying economic growth outweighed concerns of rising interest rates and the weakening housing and credit environment.

Mid cap stocks led large caps and small caps over the first half of the year when measured using the S&P MidCap 400 Index, the S&P 500 Index and the Russell 2000(R) Index. For the first time in several quarters, growth outperformed value as the Russell Midcap(R) Growth Index advanced 10.97% and the Russell Midcap(R) Value Index gained 8.69%.

The Ultra Series Mid Cap Growth Fund advanced 14.42% during the six-month period ended June 30, 2007, outperforming the 10.97% return of the Russell Midcap(R) Growth Index. Favorable stock selection produced strong benchmark-relative returns during the six-month period. Stock selection in financials, information technology, and consumer discretionary sectors was most additive to performance. These positive results were partially offset by weaker performance in the telecommunication services sector. Our underweight in the strong-performing materials sector detracted from relative returns, while our overweight in energy contributed to the fund's performance.

In this environment, we continue to find high-quality predictable growth companies to include in the portfolio. At the end of the period, our bottom-up investment decisions resulted in greater-than-benchmark weights in the industrials, health care , financials and information technology sectors, and underweight positions in the materials, consumer staples, utilities, telecommunication services and consumer discretionary sectors.

MEMBERS Capital Advisors, Inc. - Adviser

Wellington Management Company, LLP - Subadviser
  Francis J. Boggan, CFA, Portfolio Manager

                SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS


(PIE CHART)

Consumer Discretionary                           17%
Energy                                           11%
Financials                                       12%
Health Care                                      16%
Industrials                                      20%
Information Technology                           22%
Consumer Discretionary                           17%
Cash and Other Net Assets                         2%

--------------------------------------------------------------------------------
20

MID CAP GROWTH FUND PERFORMANCE REVIEW

               CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT(1,4)

(LINEGRAPH)

                                                                     RUSSELL MIDCAP(R) GROWTH
                                            MID CAP GROWTH FUND              INDEX(2)            RUSSELL 2500(TM) GROWTH INDEX(3)
                                            -------------------      ------------------------    --------------------------------
10/31/00                                          $10,000                      $10,000                         $10,000
6/01                                              $ 7,081                      $ 7,586                         $ 8,785
6/02                                              $ 4,941                      $ 5,588                         $ 6,526
6/03                                              $ 5,375                      $ 5,999                         $ 6,794
6/04                                              $ 6,834                      $ 7,638                         $ 8,840
6/05                                              $ 7,013                      $ 8,468                         $ 9,500
6/06                                              $ 7,691                      $ 9,572                         $10,888
6/07                                              $ 9,807                      $11,460                         $12,960

AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2007(4)

                                                                                  SINCE       EXPENSE
                                                  1 Year   3 Years   5 Years   Inception(5)   RATIO(6)
                                                  -----------------------------------------   --------
MID CAP GROWTH FUND                               27.52%    12.79%    14.70%       -0.29%       0.86%
Russell Midcap(R) Growth Index(2)                 19.73     14.48     15.45         2.07          NA
Russell 2500(TM) Growth Index(3)                  19.03     13.60     14.71         3.97          NA

 NA Not Applicable. Index returns do not reflect fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.
(2) The Russell Midcap(R) Growth Index is a mid-cap market index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.
(3) The Russell 2500(TM) Growth Index is a mid-cap market index which measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.
(4) Fund returns are calculated after mutual fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-798-5500. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses. For periods prior to May 1, 2002, performance is shown from the previous subadviser, which was replaced by Wellington Management Company, LLP effective May 1, 2002.
(5) The fund commenced investment operations on October 31, 2000. The Since Inception index returns are also from October 31, 2000.
(6) The expense ratio is based on expenses incurred by the fund, as described in the Prospectus, as of the fiscal year ended December 31, 2006.

--------------------------------------------------------------------------------

SMALL CAP VALUE FUND PERFORMANCE REVIEW

Equities experienced strong and broad positive performance in the second quarter as better-than-expected corporate earnings, healthy merger and acquisition activity and views of solidifying economic growth outweighed concerns of rising interest rates and the weakening housing and credit environment. Strong returns in April and May, however, were countered by a lackluster June as negative news flow regarding the U.S. subprime mortgage market further exacerbated concerns about the housing market.

In May and June, mid cap stocks led small caps and large caps when measured using the S&P MidCap 400 Index, the Russell 2000(R) Indexes and the S&P 500 Index. Over the same time period, growth outperformed value as the Russell 2000(R) Growth Index advanced 4.0% and the Russell 2000(R) Value Index gained 1.3%. Within the benchmark Russell 2000(R) Value Index, six broad economic sectors posted positive returns with industrials, materials, telecommunication services, energy, information technology and health care all showing gains.

The Ultra Series Small Cap Value Fund advanced 0.78% since its inception date of May 1, 2007, underperforming the 1.25% gain of the Russell 2000(R) Value Index. The unfavorable relative return was primarily driven by less favorable stock selection during the two-month period. Stock selection was weakest in industrials, energy and materials, but was partially offset by strong stock selection in information technology and consumer staples. The portfolio's overweight posture to industrials, which was the result of our bottom-up stock selection, contributed positively to performance. Although sector allocation is a residual of our bottom-up stock selection, our underweight of the strong-performing materials and information technology sectors detracted from relative returns.

Our investment approach emphasizes individual stock selection and sector weights are a residual of the process. We do, however, carefully consider diversification across economic sectors to limit risk. At the end of the period ending June 30, 2007, our bottom-up investment decisions resulted in greater-than-benchmark weights in the industrials, consumer discretionary and consumer staples and underweight positions in the information technology, financials, materials, utilities and energy sectors.

MEMBERS Capital Advisors, Inc. - Adviser

Wellington Management Company, LLP - Subadviser
  Stephen T. O'Brien, CFA, Lead Portfolio Manager, assisted by Timothy J. McCormack, CFA and Shaun F. Pedersen

                SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS

(PIE CHART)

Financials                                                                        29%
Telecommunication Services                                                         1%
Cash and Other Net Assets                                                          4%
Health Care                                                                        4%
Energy                                                                             4%
Materials                                                                          3%
Information Technology                                                             5%
Consumer Staples                                                                   6%
Industrials                                                                       23%
Consumer Discretionary                                                            17%
Utilities                                                                          4%

--------------------------------------------------------------------------------
22

SMALL CAP VALUE FUND PERFORMANCE REVIEW

               CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT(1,3)

(LINEGRAPH)

                                                                    SMALL CAP VALUE FUND          RUSSELL 2000(R) VALUE INDEX(2)
                                                                    --------------------          ------------------------------
5/1/07                                                                    $10,000                             $10,000
6/07                                                                      $10,078                             $10,125

AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2007(3)

                                                                     SINCE          EXPENSE
                                                                  INCEPTION(4)      RATIO(5)
                                                                  ------------      --------
SMALL CAP VALUE FUND                                                   0.78%          1.01%
Russell 2000(R) Value Index(2)                                         1.25             NA

 NA Not Applicable. Index returns do not reflect fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.
(2) The Russell 2000(R) Value Index is a small-cap market index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
(3) Fund returns are calculated after mutual fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-798-5500. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.
(4) The fund commenced investment operations on May 1, 2007. The Since Inception index returns are also from May 1, 2007.
(5) The expense ratio is based on estimated expenses to be incurred by the fund, as described in the Prospectus, for the fiscal year ending December 31, 2007.

--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND PERFORMANCE REVIEW

In April and May, equity markets rose on the strength of corporate earnings which exceeded analyst expectations as well as speculation of a Federal Reserve interest rate cut by year-end. However, in June such interest rate bets were reversed and equity markets consolidated into a holding pattern while investors watched bond prices tumble and yields surge. Bond market participants seemed to be pricing in robust economic growth projections. According to analysts, 2nd quarter economic growth was expected to rebound to a 2.75% annual rate, after rising only 0.7% the first three months of the year.

The growth style was the key beneficiary of performance during the 2nd quarter. The Russell 1000(R) Growth Index jumped 6.85%, closely followed by the Russell 2000(R) Growth Index which climbed 6.69%. The broad market S&P 500 Index advanced 6.28%, while the Russell 1000 Value rose 4.92%, and the Russell 2000(R) Value Index added 2.30%. Leading sectors for the period included technology, energy, health care, telecommunications, and industrials. Lagging sectors were utilities, consumer cyclicals, consumer services, transportation, and commercial services. Since the fund's May 1, 2007 inception, the Ultra Series Small Cap Growth Fund returned 5.56% versus the Russell 2000(R) Growth Index return of 3.96%.

The portfolio benefited from exceptional asset selection. This was particularly good in the smallest capitalization quintile of stocks. Select over-weighted assets that benefited performance included Foster Wheeler and Deckers Outdoor. Positive exposure to stocks with higher earnings yield also benefited performance; however, some value was defrayed due to stylistic exposure to value and momentum factors. On a sector level, good exposure to Industrials, and Financials, added incremental return to the portfolio. Good performers in these sectors included General Cable Corp., Bucyrus Int'l, and Calamos Asset Management. Unfortunately, the fund's overexposure to consumer cyclicals somewhat hindered performance relative to the benchmark.

Turnover for the fund during the June rebalancing was 32%. Momentum factors increased slightly, while risk factors remained the same. Sector shifts included increases to commercial services, and basic materials. Both technology and consumer cyclicals were cut back. The portfolio's average market capitalization was $1.8B versus $1.3B for the Russell 2000(R) Growth Index for the period.

According to consensus opinion, the economy is expected to grow at a 2.5% to 3.0% annual rate for the second half of the year without sparking inflationary pressures. According to the Federal Reserve, the pickup in growth has not increased overall pressures on wages and prices. The market appears hopeful that the housing slump and defaults of subprime mortgage borrowers will not worsen and affect consumer spending. Consumers have had to bear the burden of record gasoline prices and higher borrowing costs, and at some point these pressures will begin to pinch their spending. The portfolio has been structured in a more defensive posture, yet it is still poised to take advantage of a growing economy.

MEMBERS Capital Advisors, Inc. - Adviser

Paradigm Asset Management Company, LLC - Subadviser
  James E. Francis; Jeffrey E. Marcus; and Gregory Pai, Portfolio Managers

                SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS

(PIE CHART)

Consumes Staples                                                              3%
Information Technology                                                       16%
Cash and Other Net Assets                                                     2%
Energy                                                                        6%
Financials                                                                    8%
Materials                                                                     7%
Telecommunication Services                                                    1%
Industrials                                                                  26%
Health Care                                                                  16%
Consumer Discretionary                                                       14%
Utilities                                                                     1%

--------------------------------------------------------------------------------
24

SMALL CAP GROWTH FUND PERFORMANCE REVIEW

               CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT(1,3)

(LINEGRAPH)

                                                                   SMALL CAP GROWTH FUND         RUSSELL 2000(R) GROWTH INDEX(2)
                                                                   ---------------------         -------------------------------
5/1/07                                                                    $10,000                             $10,000
6/07                                                                      $10,556                             $10,396

AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2007(3)

                                                                     SINCE          EXPENSE
                                                                  INCEPTION(4)      RATIO(5)
                                                                  ------------      --------
SMALL CAP GROWTH FUND                                                  5.56%          1.01%
Russell 2000(R) Growth Index(2)                                        3.96             NA

 NA Not Applicable. Index returns do not reflect fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.
(2) The Russell 2000(R) Growth Index is a small-cap market index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
(3) Fund returns are calculated after mutual fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-798-5500. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.
(4) The fund commenced investment operations on May 1, 2007. The Since Inception index returns are also from May 1, 2007.
(5) The expense ratio is based on estimated expenses to be incurred by the fund, as described in the Prospectus, for the fiscal year ending December 31, 2007.

--------------------------------------------------------------------------------

GLOBAL SECURITIES FUND PERFORMANCE REVIEW

Effective May 1, 2007, Mondrian Investment Partners Limited replaced Oppenheimer Funds, Inc. as subadviser for the Ultra Series Global Securities Fund. The fund generated a positive return of 7.52% for the six-month period ending June 30, 2007, underperforming its benchmark, the MSCI World Index, which returned 9.48% in the same period (all returns in U.S. dollars).

In Europe and North America unemployment is at low levels with evidence of skills shortages emerging. Also, input costs for raw materials and oil-based goods remain at elevated levels. As a result, interest rates have been on a rising trend for some time as central banks have shifted focus to containing inflationary pressures. Following the rise in rates and some easing in economic growth, markets priced in interest rates peaking over the summer and then declining soon after. However, the resilience of global demand suggests that it may be some time before interest rates move down significantly.

With regard to market allocation, returns were helped by our overweight positions in Australia, Singapore, Spain and the United Kingdom, all markets which performed well. Further support came from underweight positions in some of the weaker markets, in particular, Sweden and Switzerland. However, these influences were partly offset by the adverse effects from being out of a number of the better-performing, often energy-rich markets, such as, Canada and Norway. Also negative, was the allocation to some weaker areas, mainly, the Netherlands and Belgium.

Stock selection was less favorable, having a negative effect on returns overall. In the UK, concerns about the impact of higher interest rates on mortgage demand weighed heavily on the largely retail-oriented UK bank stocks in the portfolio. But we remain confident that fears of severe weakness in consumer loan demand in Europe and the USA are overblown. In both areas, our analysis has found a number of banks that are well capitalized and should be better able to cope with a rise in bad debts. The stronger performance of other stocks, for instance, energy companies, helped to mitigate weakness elsewhere.

Looking forward, we continue to view markets in parts of Europe and the Pacific region, outside of Japan, as attractive. For instance, we have increased the holding in the Switzerland-based global pharmaceutical company, Novartis. This company has a strong pipeline of patent drugs and also has exposure to the fast-growing generic drug market. Another notable move was an increased allocation to Microsoft. Although under competitive pressure from the likes of Google, our long-term dividend discount modeling finds Microsoft to have a sustainable, strong, cash-generative profile.

Strong global demand has supported equity markets recently, stretching valuations. However, it is not clear how sustainable these gains will be. Through our disciplined long-term approach we continue to find new stocks at attractive valuations that fit in with our cautious, defensive approach.

MEMBERS Capital Advisors, Inc. - Adviser

Mondrian Investment Partners Limited - Subadviser effective May 1, 2007
  David G. Tilles; Clive A. Gilmore; Elizabeth A. Desmond, CFA; Nigel G. May; and Brendan Baker, Portfolio Managers

                SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS



(PIE CHART)

United States                                          39%
Europe (Excluding United Kingdom)                      26%
United Kingdom                                         17%
Pacific Basin                                          11%
Japan                                                   6%
Cash and Other Net Assets                               1%

--------------------------------------------------------------------------------
26

GLOBAL SECURITIES FUND PERFORMANCE REVIEW

               CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT(1,3)

(LINEGRAPH)

                                                                                             MORGAN STANLEY CAPITAL INTERNATIONAL
                                                               GLOBAL SECURITIES FUND         WORLD INDEX(2) (MSCI WORLD INDEX)
                                                               ----------------------        ------------------------------------
10/31/00                                                              $10,000                                $10,000
6/01                                                                  $ 9,237                                $ 8,559
6/02                                                                  $ 8,311                                $ 7,285
6/03                                                                  $ 7,790                                $ 7,147
6/04                                                                  $10,229                                $ 8,902
6/05                                                                  $11,682                                $ 9,845
6/06                                                                  $13,841                                $11,569
6/07                                                                  $16,862                                $14,367

AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2007(3)

                                                                              SINCE          EXPENSE
                                     1 Year      3 Years      5 Years      Inception(4)      RATIO(5)
                                     --------------------------------------------------      --------
GLOBAL SECURITIES FUND               21.82%       18.13%       15.20%          8.15%           0.97%
MSCI World Index(2)                  24.19        17.30        14.55           5.83              NA

 NA Not Applicable. Index returns do not reflect fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.
(2) The MSCI World Index is free float-adjusted market capitalization index that is designed to measure global developed market equity performance, including the U.S. and Canada.
(3) Fund returns are calculated after mutual fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-798-5500. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses. For periods prior to May 1, 2007, performance is shown from the previous subadviser, which was replaced by Mondrian Partners Limited effective May 1, 2007.
(4) The fund commenced investment operations on October 31, 2000. The Since Inception index returns are also from October 31, 2000.
(5) The expense ratio is based on expenses incurred by the fund, as described in the Prospectus, as of the fiscal year ended December 31, 2006.

--------------------------------------------------------------------------------

INTERNATIONAL STOCK FUND PERFORMANCE REVIEW

The first quarter started off strongly as the momentum from equity markets in 2006 continued into 2007. At the end of February, the market experienced a sharp correction, as concerns about what the regulatory authorities in China might do to slow that economy added to concerns about the U.S. economy, particularly the housing market. This caused investors around the world to take profits that had been built up over the previous eight months of positive stock-market returns. Currency movements, particularly the strengthening of the yen against the U.S. dollar, exacerbated the sell-off, as investors were forced to pull back on the yen-denominated leverage that had helped fuel the previous stock-market rally. Markets quickly stabilized and, by the end of March, had almost fully regained their previous highs. The second quarter started out well for equity markets, with a strong April. May and June proved more volatile, as concerns about interest rates, various housing markets around the globe, and possible further fallout from the decline of the U.S. subprime mortgage market occupied investors' attention.

In this environment the Ultra Series International Stock Fund returned 8.35% versus the MSCI EAFE Index return of 11.09%. Small Cap International stocks returned 11.66% for the period and Emerging Markets (as represented by the MSCI Emerging Markets Free index) returned 17.75%

From a broad sector-perspective, materials, industrials and energy performed well based on strong indications of economic growth resilience while health care and utilities lagged. Financials were among the worst performing sectors owing to increasing concerns about overhang from the subprime mortgage fallout. At a country level, European stocks outperformed driven by strength in the European economy. Asian markets excluding Japan also performed well, while Japanese stocks lagged significantly amid concerns about the country's economic recovery.

While the multi-year rally in equities continues, a change in market leadership appears to be underway, as investors' risk tolerance moderates after an extended period of embracing risk. This was seen during the second quarter as large-cap stocks outperformed small caps after an extended period of underperformance. Historically, periods of slowing corporate-earnings growth have favored larger-cap, more diversified, and more consistently profitable companies, as investors seek out stability in a more adverse environment. Our relative-value orientation has led us to this large-cap part of the market, since it offers low valuations and consistently high returns on equity. Valuations remain attractive, earnings visibility is quite strong, and the fundamentals for owning certain large-cap stocks are compelling. We believe the fund is well positioned to benefit from those companies that, from our perspective, are attractively valued yet offer high returns on capital and high levels of free cash flow. As a result, we believe the fund should perform well in these market conditions.

MEMBERS Capital Advisors, Inc. - Adviser

Lazard Asset Management LLC - Subadviser
  John R. Reinsberg, CFA; Michael A. Bennett, CFA; Michael G. Fry, CFA; James Donald, CFA; and Brian Pessin, CFA, Portfolio Managers

                SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS


(PIE CHART)

Europe (Excluding United Kingdom)                            44%
United Kingdom                                               23%
Japan                                                        13%
Pacific Basin                                                 8%
Latin America                                                 4%
Other Countries                                               4%
Africa                                                        2%
Europe (Excluding United Kingdom)                            44%
Cash And Other Net Assets                                     2%

--------------------------------------------------------------------------------
28

INTERNATIONAL STOCK FUND PERFORMANCE REVIEW

                 CUMULATIVE PERFORMANCE $10,000 INVESTMENT(1,3)

(LINEGRAPH)

                                                                                           MORGAN STANLEY CAPITAL INTERNATIONAL
                                                                                          EUROPE, AUSTRALASIA & FAR EAST INDEX(2)
                                                           INTERNATIONAL STOCK FUND                  (MSCI EAFE INDEX)
                                                           ------------------------       ---------------------------------------
10/31/00                                                           $10,000                                  $10,000
6/01                                                               $ 8,766                                  $ 8,535
6/02                                                               $ 8,235                                  $ 7,757
6/03                                                               $ 8,013                                  $ 7,287
6/04                                                               $10,044                                  $ 9,681
6/05                                                               $11,770                                  $11,048
6/06                                                               $14,871                                  $14,038
6/07                                                               $18,456                                  $17,903

AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2007(3)

                                                                                  SINCE       EXPENSE
                                                  1 Year   3 Years   5 Years   Inception(4)   RATIO(5)
                                                  -----------------------------------------   --------
INTERNATIONAL STOCK FUND                          24.10%    22.48%    17.52%       9.63%        1.22%
MSCI EAFE Index(2)                                27.54     22.75     18.21        9.21           NA

NA Not Applicable. Index returns do not reflect fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.
(2) The MSCI EAFE (Europe, Australasia & Far East) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.
(3) Fund returns are calculated after mutual fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-798-5500. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.
(4) The fund commenced investment operations on October 31, 2000. The Since Inception index returns are also from October 31, 2000.
(5) The expense ratio is based on expenses incurred by the fund, as described in the Prospectus, as of the fiscal year ended December 31, 2006.

--------------------------------------------------------------------------------

CONSERVATIVE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
INVESTMENT COMPANIES - 99.90%
-------------------------------------------------------------------------------------------------------------
             ALTERNATIVE ASSET CLASSES - 5.69%
    33,571   Cohen & Steers Institutional Realty Shares, Inc. ...............................  $   1,748,058
                                                                                                 -----------
             DEBT SECURITIES - 54.08%
   470,029   Dodge & Cox Income Fund.........................................................      5,833,055
   367,264   MEMBERS Bond Fund,
             Class Y (R).....................................................................      3,529,404
   192,164   MEMBERS High Income Fund,
             Class Y (R).....................................................................      1,420,094
   569,392   Western Asset Intermediate Bond Portfolio.......................................      5,847,653
                                                                                                 -----------
                                                                                                  16,630,206
                                                                                                 -----------
             EQUITY SECURITIES - 23.05%
   212,033   MEMBERS Large Cap Growth Fund,
             Class Y (R)*....................................................................      3,394,651
   153,928   MEMBERS Large Cap Value Fund,
             Class Y (R).....................................................................      2,581,380
   150,446   MEMBERS Mid Cap Growth Fund,
             Class Y (R)*....................................................................      1,113,297
                                                                                                 -----------
                                                                                                   7,089,328
                                                                                                 -----------
             FOREIGN SECURITIES - 4.98%
    95,074   MEMBERS International Stock Fund,
             Class Y (R).....................................................................      1,531,638
                                                                                                 -----------
             MONEY MARKET SECURITIES - 12.10%
 3,722,372   SSgA Prime Money Market Fund....................................................      3,722,372
                                                                                                 -----------

             TOTAL INVESTMENT COMPANIES
             ( Cost $30,613,038** )..........................................................     30,721,602

NET OTHER ASSETS AND LIABILITIES - 0.10%
-------------------------------------------------------------------------------------------------------------
                                                                                                      31,168

TOTAL NET ASSETS - 100.00%
-------------------------------------------------------------------------------------------------------------
                                                                                               $  30,752,770
-------------------------------------------------------------------------------------------------------------

   * Non-income producing.
  ** Aggregate cost for Federal tax purposes was
     $30,641,104.
 (R) Affiliated Company (see Note 10).



--------------------------------------------------------------------------------
30

                See accompanying Notes to Financial Statements.

MODERATE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
INVESTMENT COMPANIES - 99.48%
-------------------------------------------------------------------------------------------------------------
             ALTERNATIVE ASSET CLASSES - 4.45%
   104,326   Cohen & Steers Institutional Realty Shares, Inc. ...............................  $   5,432,241
                                                                                                 -----------
             DEBT SECURITIES - 28.36%
 1,262,845   MEMBERS Bond Fund,
             Class Y (R).....................................................................     12,135,937
 1,088,163   MEMBERS High Income Fund,
             Class Y (R).....................................................................      8,041,528
 1,409,396   Western Asset Intermediate Bond Portfolio.......................................     14,474,492
                                                                                                 -----------
                                                                                                  34,651,957
                                                                                                 -----------
             EQUITY SECURITIES - 47.02%
   237,095   Columbia Funds Series Trust - Columbia Marsico Focused Equities Fund,
             Class Z.........................................................................      5,408,133
   847,996   MEMBERS Large Cap Growth Fund,
             Class Y (R)*....................................................................     13,576,423
   801,312   MEMBERS Large Cap Value Fund,
             Class Y (R).....................................................................     13,438,010
 1,290,610   MEMBERS Mid Cap Growth Fund,
             Class Y (R)*....................................................................      9,550,513
   388,439   MEMBERS Mid Cap Value Fund,
             Class Y (R).....................................................................      5,484,756
   520,635   MEMBERS Small Cap Growth Fund,
             Class Y (R)*....................................................................      5,779,052
   392,452   MEMBERS Small Cap Value Fund,
             Class Y (R)*....................................................................      4,218,858
                                                                                                 -----------
                                                                                                  57,455,745
                                                                                                 -----------
             FOREIGN SECURITIES - 14.64%
   946,596   MEMBERS International Stock Fund,
             Class Y (R).....................................................................     15,249,654
    28,800   Vanguard Emerging Markets ETF...................................................      2,629,152
                                                                                                 -----------
                                                                                                  17,878,806
                                                                                                 -----------

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
             MONEY MARKET SECURITIES - 5.01%
 6,125,450   SSgA Prime Money Market Fund....................................................  $   6,125,450
                                                                                                 -----------

             TOTAL INVESTMENT COMPANIES
             ( Cost $118,337,239** ).........................................................    121,544,199

NET OTHER ASSETS AND LIABILITIES - 0.52%
-------------------------------------------------------------------------------------------------------------
                                                                                                     640,651

TOTAL NET ASSETS - 100.00%
-------------------------------------------------------------------------------------------------------------
                                                                                               $ 122,184,850
-------------------------------------------------------------------------------------------------------------

   * Non-income producing.
  ** Aggregate cost for Federal tax purposes was
     $118,602,877.
 (R) Affiliated Company (see Note 10).
 ETF Exchange Traded Fund.



--------------------------------------------------------------------------------
                                                                              31

                See accompanying Notes to Financial Statements.

AGGRESSIVE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
INVESTMENT COMPANIES - 99.46%
-------------------------------------------------------------------------------------------------------------
             ALTERNATIVE ASSET CLASSES - 1.62%
    14,551   Cohen & Steers Institutional Realty
             Shares, Inc. ...................................................................  $     757,645
                                                                                                 -----------
             EQUITY SECURITIES - 68.26%
   114,412   Columbia Funds
             Series Trust - Columbia Marsico Focused Equities Fund,
             Class Z.........................................................................      2,609,738
   413,323   MEMBERS Large Cap Growth Fund,
             Class Y (R)*....................................................................      6,617,303
   392,998   MEMBERS Large Cap Value Fund,
             Class Y (R).....................................................................      6,590,571
   710,879   MEMBERS Mid Cap Growth Fund,
             Class Y (R)*....................................................................      5,260,506
   280,200   MEMBERS Mid Cap Value Fund,
             Class Y (R).....................................................................      3,956,419
   317,836   MEMBERS Small Cap Growth Fund,
             Class Y (R)*....................................................................      3,527,981
   308,635   MEMBERS Small Cap Value Fund,
             Class Y (R)*....................................................................      3,317,827
                                                                                                 -----------
                                                                                                  31,880,345
                                                                                                 -----------
             FOREIGN SECURITIES - 29.56%
   694,716   MEMBERS International Stock Fund,
             Class Y (R).....................................................................     11,191,877
    28,600   Vanguard Emerging Markets ETF...................................................      2,610,894
                                                                                                 -----------
                                                                                                  13,802,771
                                                                                                 -----------
             MONEY MARKET SECURITIES - 0.02%
     7,483   SSgA Prime Money Market Fund....................................................          7,483
                                                                                                 -----------

             TOTAL INVESTMENT COMPANIES
             ( Cost $43,039,618** )..........................................................     46,448,244

NET OTHER ASSETS AND LIABILITIES - 0.54%
-------------------------------------------------------------------------------------------------------------
                                                                                                     254,578

TOTAL NET ASSETS - 100.00%
-------------------------------------------------------------------------------------------------------------
                                                                                               $  46,702,822
-------------------------------------------------------------------------------------------------------------

   * Non-income producing.
  ** Aggregate cost for Federal tax purposes was
     $43,258,943.
 (R) Affiliated Company (see Note 10).
 ETF Exchange Traded Fund.



--------------------------------------------------------------------------------
32

                See accompanying Notes to Financial Statements.

MONEY MARKET FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Par Value                                                                                      Value (Note 2)
---------                                                                                      --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 91.49%
-------------------------------------------------------------------------------------------------------------
             FEDERAL AGRICULTURAL MORTGAGE CORP. - 3.07%
$3,250,000   5.140%, due 07/12/07 (A)........................................................  $   3,244,896
                                                                                                 -----------
             FEDERAL FARM CREDIT BANK - 3.77%
   983,000   2.625%, due 09/17/07............................................................        977,404
 3,000,000   5.180%, due 03/26/08 (G)........................................................      2,999,672
                                                                                                 -----------
                                                                                                   3,977,076
                                                                                                 -----------
             FEDERAL HOME LOAN BANK - 18.42%
 4,000,000   5.172%, due 07/05/07 (A)........................................................      3,997,701
 1,000,000   5.183%, due 07/05/07 (A)........................................................        999,424
 4,000,000   5.141%, due 07/25/07 (A)........................................................      3,986,291
 1,474,000   5.150%, due 08/03/07 (A)........................................................      1,467,041
 4,000,000   4.875%, due 08/22/07............................................................      3,997,177
 2,000,000   5.030%, due 02/07/08 (G)........................................................      2,000,000
 3,000,000   5.189%, due 04/01/08 (G)........................................................      2,999,322
                                                                                                 -----------
                                                                                                  19,446,956
                                                                                                 -----------
             FEDERAL HOME LOAN MORTGAGE CORP. - 30.19%
 1,500,000   5.130%, due 07/09/07 (A)........................................................      1,498,290
 1,500,000   4.000%, due 07/13/07............................................................      1,499,360
 4,000,000   5.150%, due 07/20/07 (A)........................................................      3,989,128
   350,000   5.165%, due 07/25/07 (A)........................................................        348,795
 2,000,000   5.120%, due 07/30/07 (A)........................................................      1,991,751
 4,100,000   0.010%, due 08/06/07 (A)........................................................      4,078,906
 4,750,000   5.105%, due 08/27/07 (A)........................................................      4,711,606
 2,500,000   5.145%, due 09/04/07 (A)........................................................      2,476,776
    75,000   5.100%, due 09/10/07 (A)........................................................         74,246
 3,350,000   5.145%, due 09/10/07 (A)........................................................      3,316,007
 2,500,000   5.150%, due 09/17/07 (A)........................................................      2,472,104
 3,000,000   5.085%, due 10/09/07 (A)........................................................      2,957,625
 2,500,000   5.060%, due 11/30/07 (A)........................................................      2,446,589
                                                                                                 -----------
                                                                                                  31,861,183
                                                                                                 -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 36.04%
 4,000,000   5.170%, due 07/02/07 (A)........................................................      3,999,426
 1,100,000   5.170%, due 07/11/07 (A)........................................................      1,098,420
 1,410,000   5.171%, due 07/13/07 (A)........................................................      1,407,570
 2,000,000   5.120%, due 07/18/07 (A)........................................................      1,995,164
 4,500,000   5.130%, due 07/26/07 (A)........................................................      4,483,969
 4,940,000   5.140%, due 07/27/07 (A)........................................................      4,921,662
 4,000,000   5.120%, due 08/01/07 (A)........................................................      3,982,364
 3,000,000   4.750%, due 08/03/07............................................................      2,998,612
 2,750,000   5.150%, due 08/15/07 (A)........................................................      2,732,297
 4,265,000   5.150%, due 09/05/07 (A)........................................................      4,224,731
 1,113,000   5.150%, due 09/07/07 (A)........................................................      1,102,173
 3,000,000   5.150%, due 09/19/07 (A)........................................................      2,965,667

Par Value                                                                                      Value (Note 2)
---------                                                                                      --------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$2,150,000   5.070%, due 10/03/07 (A)........................................................  $   2,121,538
                                                                                                 -----------
                                                                                                  38,033,593
                                                                                                 -----------
             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
             ( Cost $96,563,704).............................................................     96,563,704
Shares
------
INVESTMENT COMPANIES - 8.31%
-------------------------------------------------------------------------------------------------------------
 4,034,747   J.P. Morgan Prime Money Market Fund.............................................      4,034,747
 4,738,512   SSgA Prime Money Market Fund....................................................      4,738,512
                                                                                                 -----------
             TOTAL INVESTMENT COMPANIES
             ( Cost $8,773,259)..............................................................      8,773,259

TOTAL INVESTMENTS - 99.80%
-------------------------------------------------------------------------------------------------------------
( Cost $105,336,963** )......................................................................    105,336,963

NET OTHER ASSETS AND LIABILITIES - 0.20%
-------------------------------------------------------------------------------------------------------------
                                                                                                     209,708

TOTAL NET ASSETS - 100.00%
-------------------------------------------------------------------------------------------------------------
                                                                                               $ 105,546,671
-------------------------------------------------------------------------------------------------------------

  ** Aggregate cost for Federal tax purposes was
     $105,336,963.
 (A) Rate noted represents annualized yield at time of purchase.
 (G) Floating rate note. Date shown is next reset date.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.


--------------------------------------------------------------------------------
                                                                              33

                See accompanying Notes to Financial Statements.

BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Par Value                                                                                       Value (Note 2)
---------                                                                                       --------------
ASSET BACKED - 2.73%
--------------------------------------------------------------------------------------------------------------
$   652,045   ABSC Long Beach Home Equity Loan Trust,
              Series 2000-LB1, Class AF5 (M)
              8.550%, due 09/21/30............................................................  $     650,349
  1,853,433   Ameriquest Mortgage Securities, Inc.,
              Series 2004-FR1, Class M2 (M)
              5.207%, due 05/25/34............................................................      1,789,756
  1,405,744   Countrywide Asset-Backed Certificates,
              Series 2003-S1, Class A4 (M)
              5.009%, due 12/25/32............................................................      1,398,864
  2,000,000   GMAC Mortgage Corp. Loan Trust,
              Series 2004-HE2, Class M1
              3.950%, due 10/25/33............................................................      1,970,460
  2,008,551   Green Tree Financial Corp.,
              Series 1998-2, Class A6
              6.810%, due 12/01/27............................................................      2,043,378
  4,338,262   GSAMP Trust,
              Series 2006-S5, Class M5 (M)
              7.488%, due 09/25/36............................................................             --
  3,500,000   New Century Home Equity Loan Trust,
              Series 2003-5, Class AI5
              5.500%, due 11/25/33............................................................      3,479,795
  2,475,000   Renaissance Home Equity Loan Trust,
              Series 2005-4, Class M9 (M)
              7.000%, due 02/25/36............................................................      2,169,879
    424,738   Residential Asset Mortgage Products, Inc.,
              Series 2003-RS9, Class AI5
              4.990%, due 03/25/31............................................................        422,852
  1,423,564   Soundview Home Equity Loan Trust,
              Series 2005-B, Class M6 (M)
              6.175%, due 05/25/35............................................................      1,401,004
  2,245,000   Wells Fargo Home Equity Trust,
              Series 2004-2, Class M8A (C) (G)
              8.320%, due 05/25/34............................................................      2,104,452
                                                                                                  -----------
              TOTAL ASSET BACKED
              ( Cost $22,166,882 )............................................................     17,430,789

COMMERCIAL MORTGAGE BACKED - 9.08%
--------------------------------------------------------------------------------------------------------------
  1,743,025   Bear Stearns Commercial Mortgage Securities,
              Series 2001-TOP4, Class A1
              5.060%, due 11/15/16............................................................      1,730,656
  4,100,000   Bear Stearns Commercial Mortgage Securities,
              Series 2003-T10, Class E (C) (G)
              5.540%, due 03/13/40............................................................      3,977,944

Par Value                                                                                       Value (Note 2)
---------                                                                                       --------------
COMMERCIAL MORTGAGE BACKED (CONTINUED)
--------------------------------------------------------------------------------------------------------------
$ 2,211,506   Bear Stearns Commercial Mortgage Securities,
              Series 2004-T16, Class A2
              3.700%, due 02/13/46............................................................  $   2,161,066
  2,800,000   Bear Stearns Commercial Mortgage Securities,
              Series 2004-T16, Class A6 (G)
              4.750%, due 02/13/46............................................................      2,630,640
  1,810,000   Bear Stearns Commercial Mortgage Securities,
              Series 2005-T20, Class F (C)
              5.155%, due 10/12/42............................................................      1,690,943
  4,200,000   Government National Mortgage Association,
              Series 2004-43, Class C (G)
              5.008%, due 12/16/25............................................................      4,093,662
  3,000,000   Greenwich Capital Commercial Funding Corp.,
              Series 2004-GG1, Class A7 (G)
              5.317%, due 06/10/36............................................................      2,930,652
  6,450,000   LB-UBS Commercial Mortgage Trust,
              Series 2004-C1, Class A2
              3.624%, due 01/15/29............................................................      6,247,006
  3,200,000   LB-UBS Commercial Mortgage Trust,
              Series 2004-C8, Class A6 (G)
              4.799%, due 12/15/29............................................................      3,023,730
  5,550,000   Morgan Stanley Capital I,
              Series 2004-HQ4, Class A7
              4.970%, due 04/14/40............................................................      5,291,933
  7,000,000   Morgan Stanley Capital I,
              Series 2004-T13, Class A3
              4.390%, due 09/13/45............................................................      6,646,663
  5,740,000   Morgan Stanley Capital I,
              Series 2006-IQ12, Class ANM
              5.310%, due 12/15/43............................................................      5,626,544
  1,695,000   Multi Security Asset Trust,
              Series 2005-RR4A, Class J (C)
              5.880%, due 11/28/35............................................................      1,566,028
  1,998,226   Wachovia Bank Commercial Mortgage Trust,
              Series 2003-C6, Class A1
              3.364%, due 08/15/35............................................................      1,964,277
  8,450,000   Wachovia Bank Commercial Mortgage Trust,
              Series 2003-C8, Class A2
              3.894%, due 11/15/35............................................................      8,277,932
                                                                                                  -----------
              TOTAL COMMERCIAL MORTGAGE BACKED
              ( Cost $59,358,604 )............................................................     57,859,676



--------------------------------------------------------------------------------
34

                See accompanying Notes to Financial Statements.

BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Par Value                                                                                       Value (Note 2)
---------                                                                                       --------------
PRIVATE LABEL MORTGAGE BACKED - 1.43%
--------------------------------------------------------------------------------------------------------------
$ 6,318,587   Banc of America Alternative Loan Trust,
              Series 2005-12, Class 3CB1
              6.000%, due 01/25/36............................................................  $   6,298,494
  2,826,505   Banc of America Alternative Loan Trust,
              Series 2006-3, Class 2CB1
              6.000%, due 04/25/36............................................................      2,811,820
                                                                                                  -----------
              TOTAL PRIVATE LABEL MORTGAGE BACKED
              ( Cost $9,105,561 ).............................................................      9,110,314

CORPORATE NOTES AND BONDS - 24.70%
--------------------------------------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY - 1.50%
  2,500,000   American Association of Retired Persons (C)
              7.500%, due 05/01/31............................................................      2,958,135
  2,300,000   Carnival Corp. (D)
              3.750%, due 11/15/07............................................................      2,286,283
  4,400,000   Erac USA Finance Co. (C)
              6.700%, due 06/01/34............................................................      4,277,733
                                                                                                  -----------
                                                                                                    9,522,151
                                                                                                  -----------
              CONSUMER STAPLES - 0.96%
  1,250,000   Coca-Cola Enterprises, Inc.
              4.375%, due 09/15/09............................................................      1,224,884
  2,330,000   Diageo Capital PLC (D) (O)
              5.500%, due 09/30/16............................................................      2,252,828
  2,700,000   Safeway, Inc.
              4.125%, due 11/01/08............................................................      2,658,139
                                                                                                  -----------
                                                                                                    6,135,851
                                                                                                  -----------
              ENERGY - 1.81%
  3,500,000   ConocoPhillips
              6.650%, due 07/15/18............................................................      3,722,194
  2,460,000   Hess Corp.
              7.875%, due 10/01/29............................................................      2,772,848
  2,310,000   Transocean, Inc.
              7.500%, due 04/15/31............................................................      2,554,421
  2,275,000   Valero Energy Corp.
              7.500%, due 04/15/32............................................................      2,484,455
                                                                                                  -----------
                                                                                                   11,533,918
                                                                                                  -----------
              FINANCE - 4.26%
  2,885,000   American General Finance Corp. (O)
              5.850%, due 06/01/13............................................................      2,899,093
  2,500,000   American General Finance Corp.,
              Series H
              4.625%, due 09/01/10............................................................      2,433,505
  2,000,000   Bear Stearns Cos., Inc.
              7.800%, due 08/15/07............................................................      2,005,054

Par Value                                                                                       Value (Note 2)
---------                                                                                       --------------
CORPORATE NOTES AND BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
              FINANCE (CONTINUED)
$ 1,250,000   GE Insurance Solutions Corp.
              7.000%, due 02/15/26............................................................  $   1,333,749
  1,680,000   GE Insurance Solutions Corp.
              7.750%, due 06/15/30............................................................      1,928,766
  2,750,000   Goldman Sachs Group, Inc.
              5.700%, due 09/01/12............................................................      2,748,334
  4,250,000   HSBC Finance Corp.
              6.500%, due 11/15/08............................................................      4,309,678
  3,135,000   Lehman Brothers Holdings, Inc.
              5.750%, due 01/03/17............................................................      3,045,659
  2,700,000   SLM Corp.
              5.125%, due 08/27/12............................................................      2,390,037
  2,000,000   U.S. Bank NA/Cincinnati OH
              6.300%, due 02/04/14............................................................      2,067,766
  2,065,000   Western Union Co.
              5.930%, due 10/01/16............................................................      2,014,678
                                                                                                  -----------
                                                                                                   27,176,319
                                                                                                  -----------
              FOOD & DRUG RETAILERS - 0.57%
  3,450,000   Medco Health Solutions, Inc.
              7.250%, due 08/15/13............................................................      3,630,231
                                                                                                  -----------
              HEALTH CARE - 2.66%
  2,600,000   Eli Lilly & Co.
              6.570%, due 01/01/16............................................................      2,740,662
  1,740,000   Genentech, Inc.
              5.250%, due 07/15/35............................................................      1,536,161
  3,480,000   Merck & Co., Inc.
              6.400%, due 03/01/28............................................................      3,550,425
  3,500,000   Quest Diagnostics, Inc.
              5.450%, due 11/01/15............................................................      3,296,286
  3,600,000   WellPoint, Inc.
              5.000%, due 12/15/14............................................................      3,399,091
  2,370,000   Wyeth
              6.500%, due 02/01/34............................................................      2,436,822
                                                                                                  -----------
                                                                                                   16,959,447
                                                                                                  -----------
              INDUSTRIALS - 5.08%
    760,000   Boeing Co.
              8.625%, due 11/15/31............................................................      1,007,648
  1,380,000   Boeing Co.
              6.875%, due 10/15/43............................................................      1,528,778
  1,140,000   D.R. Horton, Inc.
              5.250%, due 02/15/15............................................................      1,020,129
  4,000,000   DaimlerChrysler NA Holding Corp.
              4.750%, due 01/15/08............................................................      3,986,172
  3,850,000   Dow Chemical Co. (O)
              5.750%, due 12/15/08............................................................      3,856,387
  2,000,000   Ford Motor Credit Co. LLC
              5.800%, due 01/12/09............................................................      1,957,704



--------------------------------------------------------------------------------
                                                                              35

                See accompanying Notes to Financial Statements.

BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Par Value                                                                                       Value (Note 2)
---------                                                                                       --------------
CORPORATE NOTES AND BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
              INDUSTRIALS (CONTINUED)
$ 3,200,000   General Electric Co.
              5.000%, due 02/01/13............................................................  $   3,102,522
  1,125,000   GMAC LLC (O)
              6.125%, due 08/28/07............................................................      1,125,766
  3,265,000   GMAC LLC
              7.250%, due 03/02/11............................................................      3,254,294
    958,000   Raytheon Co.
              4.500%, due 11/15/07............................................................        954,642
  2,465,000   Waste Management, Inc.
              7.125%, due 12/15/17............................................................      2,565,197
  2,250,000   Westvaco Corp.
              8.200%, due 01/15/30............................................................      2,380,486
  3,000,000   Weyerhaeuser Co.
              6.875%, due 12/15/33............................................................      2,873,457
  2,870,000   WM Wrigley Jr. Co.
              4.300%, due 07/15/10............................................................      2,783,630
                                                                                                  -----------
                                                                                                   32,396,812
                                                                                                  -----------
              MEDIA - 1.09%
  3,080,000   Comcast Cable Communication Holdings, Inc.
              9.455%, due 11/15/22............................................................      3,908,985
  3,000,000   Rogers Cable, Inc. (D)
              6.250%, due 06/15/13............................................................      3,028,707
                                                                                                  -----------
                                                                                                    6,937,692
                                                                                                  -----------
              PIPELINE - 0.25%
  1,675,000   KN Energy, Inc. (O)
              7.250%, due 03/01/28............................................................      1,608,596
                                                                                                  -----------
              REAL ESTATE INVESTMENT TRUST - 0.17%
  1,060,000   Simon Property Group L.P.
              5.875%, due 03/01/17............................................................      1,054,127
                                                                                                  -----------
              TELECOMMUNICATIONS - 0.80%
  2,400,000   Cisco Systems, Inc.
              5.500%, due 02/22/16............................................................      2,341,939
  2,915,000   Sprint Nextel Corp.
              6.000%, due 12/01/16............................................................      2,765,330
                                                                                                  -----------
                                                                                                    5,107,269
                                                                                                  -----------
              TRANSPORTATION - 0.94%
  2,925,000   Burlington Northern Santa Fe Corp. (O)
              8.125%, due 04/15/20............................................................      3,354,893
  1,268,000   Norfolk Southern Corp.
              5.590%, due 05/17/25............................................................      1,153,208
  1,400,000   Norfolk Southern Corp.
              7.050%, due 05/01/37............................................................      1,479,040

Par Value                                                                                       Value (Note 2)
---------                                                                                       --------------
              TRANSPORTATION (CONTINUED)
$     9,631   Southwest Airlines Co.,
              Series A3
              8.700%, due 07/01/11............................................................  $      10,113
                                                                                                  -----------
                                                                                                    5,997,254
                                                                                                  -----------
              UTILITIES - 4.61%
  2,750,000   Consumers Energy Co.
              5.650%, due 04/15/20............................................................      2,632,754
  2,000,000   Energy East Corp.
              8.050%, due 11/15/10............................................................      2,139,818
  2,940,000   Illinois Power Co.
              7.500%, due 06/15/09............................................................      2,998,624
  3,445,000   Indianapolis Power & Light Co. (C)
              6.050%, due 10/01/36............................................................      3,280,384
  2,765,000   New York State Electric & Gas Corp.
              4.375%, due 11/15/07............................................................      2,752,580
  2,925,000   Pacific Gas & Electric Co.
              6.050%, due 03/01/34............................................................      2,833,415
  2,400,000   Progress Energy, Inc.
              7.750%, due 03/01/31............................................................      2,774,686
  1,200,000   Sierra Pacific Power Co.,
              Series M
              6.000%, due 05/15/16............................................................      1,176,920
  3,500,000   Southern Power Co./GA,
              Series B
              6.250%, due 07/15/12............................................................      3,578,456
  2,165,000   Southwestern Electric Power Co.,
              Series E
              5.550%, due 01/15/17............................................................      2,082,130
  3,000,000   Wisconsin Electric Power Co.
              6.500%, due 06/01/28............................................................      3,128,520
                                                                                                  -----------
                                                                                                   29,378,287
                                                                                                  -----------
              TOTAL CORPORATE NOTES AND BONDS
              ( Cost $161,912,000 )...........................................................    157,437,954

MORTGAGE BACKED - 25.63%
--------------------------------------------------------------------------------------------------------------
              FEDERAL HOME LOAN MORTGAGE CORP. - 4.35%
  4,374,075   5.000%, due 05/01/18
              Pool # E96322...................................................................      4,243,355
    197,300   3.000%, due 10/15/21
              Series 2659,
              Class NJ........................................................................        196,927
    129,089   8.000%, due 06/01/30
              Pool # C01005...................................................................        136,061
    644,227   7.000%, due 03/01/31
              Pool # C48129...................................................................        664,950
    265,167   6.500%, due 03/01/32
              Pool # C65648...................................................................        270,061



--------------------------------------------------------------------------------
36

                See accompanying Notes to Financial Statements.

BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Par Value                                                                                       Value (Note 2)
---------                                                                                       --------------
MORTGAGE BACKED (CONTINUED)
--------------------------------------------------------------------------------------------------------------
              FEDERAL HOME LOAN MORTGAGE CORP. (CONTINUED)
$ 4,487,111   5.000%, due 07/01/33
              Pool # A11325...................................................................  $   4,228,032
  1,055,818   6.000%, due 10/01/34
              Pool # A28439...................................................................      1,049,696
    916,944   6.000%, due 10/01/34
              Pool # A28598...................................................................        911,628
  6,815,800   5.500%, due 11/01/34
              Pool # A28282...................................................................      6,598,591
    641,162   5.000%, due 04/01/35
              Pool # A32314...................................................................        602,572
  1,505,672   5.000%, due 04/01/35
              Pool # A32315...................................................................      1,415,049
  1,547,416   5.000%, due 04/01/35
              Pool # A32316...................................................................      1,454,281
    421,150   5.000%, due 04/01/35
              Pool # A32509...................................................................        395,801
  5,949,871   5.000%, due 01/01/37
              Pool # A56371...................................................................      5,581,848
                                                                                                  -----------
                                                                                                   27,748,852
                                                                                                  -----------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 21.17%
  3,586,422   4.000%, due 04/01/15
              Pool # 255719...................................................................      3,421,661
  4,774,510   5.500%, due 04/01/16
              Pool # 745444...................................................................      4,718,612
    256,693   6.000%, due 05/01/16
              Pool # 582558...................................................................        258,224
  1,129,173   5.500%, due 09/01/17
              Pool # 657335...................................................................      1,116,589
  1,619,229   5.500%, due 02/01/18
              Pool # 673194...................................................................      1,601,183
  4,534,615   5.000%, due 05/01/20
              Pool # 813965...................................................................      4,385,451
  4,217,615   4.500%, due 09/01/20
              Pool # 835465...................................................................      4,003,921
    594,716   6.000%, due 05/01/21
              Pool # 253847...................................................................        597,233
    190,928   7.000%, due 12/01/29
              Pool # 762813...................................................................        197,697
    250,627   7.000%, due 11/01/31
              Pool # 607515...................................................................        259,761
    378,590   6.500%, due 03/01/32
              Pool # 631377...................................................................        385,296
      5,407   7.000%, due 04/01/32
              Pool # 641518...................................................................          5,600

Par Value                                                                                       Value (Note 2)
---------                                                                                       --------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$   457,123   7.000%, due 05/01/32
              Pool # 644591...................................................................  $     473,783
  4,172,101   6.500%, due 06/01/32
              Pool # 545691...................................................................      4,245,994
  5,480,529   5.500%, due 04/01/33
              Pool # 690206...................................................................      5,310,040
  6,642,651   5.000%, due 10/01/33
              Pool # 254903...................................................................      6,257,145
  6,899,797   5.500%, due 11/01/33
              Pool # 555880...................................................................      6,685,158
    119,227   5.000%, due 05/01/34
              Pool # 782214...................................................................        112,184
  1,712,381   5.000%, due 06/01/34
              Pool # 778891...................................................................      1,611,234
  6,613,241   5.500%, due 06/01/34
              Pool # 780384...................................................................      6,402,841
     86,741   7.000%, due 07/01/34
              Pool # 792636...................................................................         89,455
    801,693   5.500%, due 08/01/34
              Pool # 793647...................................................................        776,188
  3,673,173   5.500%, due 03/01/35
              Pool # 810075...................................................................      3,551,707
  3,665,882   5.500%, due 03/01/35
              Pool # 815976...................................................................      3,544,658
  3,903,848   5.500%, due 07/01/35
              Pool # 825283...................................................................      3,774,755
  5,185,528   5.000%, due 08/01/35
              Pool # 829670...................................................................      4,872,035
  2,400,127   5.500%, due 08/01/35
              Pool # 826872...................................................................      2,320,759
  4,056,182   5.000%, due 09/01/35
              Pool # 820347...................................................................      3,810,964
  4,177,930   5.000%, due 09/01/35
              Pool # 835699...................................................................      3,925,352
  7,318,823   5.000%, due 10/01/35
              Pool # 797669...................................................................      6,876,361
    929,320   5.500%, due 10/01/35
              Pool # 836912...................................................................        898,589
  5,589,344   5.000%, due 11/01/35
              Pool # 844809...................................................................      5,251,438
  5,581,361   5.000%, due 12/01/35
              Pool # 850561...................................................................      5,243,937
  1,943,315   5.500%, due 02/01/36
              Pool # 851330...................................................................      1,879,053
  2,146,479   5.500%, due 10/01/36
              Pool # 896340...................................................................      2,071,261
 11,179,468   5.500%, due 10/01/36
              Pool # 901723...................................................................     10,787,708



--------------------------------------------------------------------------------
                                                                              37

                See accompanying Notes to Financial Statements.

BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Par Value                                                                                       Value (Note 2)
---------                                                                                       --------------
MORTGAGE BACKED (CONTINUED)
--------------------------------------------------------------------------------------------------------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$ 6,080,502   6.500%, due 10/01/36
              Pool # 894118...................................................................  $   6,139,640
  6,549,867   6.000%, due 11/01/36
              Pool # 902510...................................................................      6,498,051
  5,478,290   5.500%, due 05/01/37
              Pool # 899323...................................................................      5,283,753
  5,475,000   5.500%, due 07/01/37
              Pool # 938197 (H)...............................................................      5,280,681
                                                                                                  -----------
                                                                                                  134,925,952
                                                                                                  -----------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.11%
     86,033   8.000%, due 10/20/15
              Pool # 002995...................................................................         90,316
    304,395   6.500%, due 02/20/29
              Pool # 002714...................................................................        311,179
    284,626   6.500%, due 04/20/31
              Pool # 003068...................................................................        290,758
                                                                                                  -----------
                                                                                                      692,253
                                                                                                  -----------
              TOTAL MORTGAGE BACKED
              ( Cost $167,696,974 )...........................................................    163,367,057

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 29.78%
--------------------------------------------------------------------------------------------------------------
              FEDERAL FARM CREDIT BANK - 0.65%
  4,000,000   5.875%, due 10/03/16............................................................      4,120,320
                                                                                                  -----------
              FEDERAL HOME LOAN MORTGAGE CORP. - 1.20%
  2,500,000   4.875%, due 11/15/13 (O)........................................................      2,435,142
  5,500,000   4.500%, due 01/15/14 (O)........................................................      5,241,951
                                                                                                  -----------
                                                                                                    7,677,093
                                                                                                  -----------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.68%
  4,675,000   4.000%, due 09/02/08 (O)........................................................      4,608,101
  2,400,000   5.250%, due 08/01/12 (O)........................................................      2,379,396
  3,905,000   4.625%, due 10/15/14 (O)........................................................      3,726,901
                                                                                                  -----------
                                                                                                   10,714,398
                                                                                                  -----------
              U.S. TREASURY BONDS - 3.86%
  1,000,000   10.625%, due 08/15/15 (O).......................................................      1,370,234
 19,850,000   6.625%, due 02/15/27 (O)........................................................     23,252,409
                                                                                                  -----------
                                                                                                   24,622,643
                                                                                                  -----------
              U.S. TREASURY NOTES - 22.39%
  2,500,000   4.000%, due 08/31/07 (O)........................................................      2,496,290
 10,000,000   4.625%, due 03/31/08 (O)........................................................      9,970,310

Par Value                                                                                       Value (Note 2)
---------                                                                                       --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
              U.S. TREASURY NOTES (CONTINUED)
$ 1,015,000   3.750%, due 05/15/08 (O)........................................................  $   1,003,898
 12,000,000   2.625%, due 03/15/09 (O)........................................................     11,552,808
  3,640,000   4.875%, due 05/31/09 (O)........................................................      3,638,864
  2,000,000   3.500%, due 02/15/10 (O)........................................................      1,931,718
  9,625,000   3.875%, due 05/15/10 (O)........................................................      9,365,577
  8,750,000   3.875%, due 09/15/10 (O)........................................................      8,488,865
 13,000,000   4.500%, due 11/15/10 (O)........................................................     12,843,597
  1,485,000   4.750%, due 03/31/11 (O)........................................................      1,476,763
 23,100,000   4.625%, due 12/31/11 (O)........................................................     22,813,052
  6,425,000   4.625%, due 02/29/12 (O)........................................................      6,342,683
  6,000,000   4.875%, due 06/30/12 (H)........................................................      5,983,596
  5,660,000   3.625%, due 05/15/13 (O)........................................................      5,291,658
  1,915,000   4.000%, due 02/15/14 (O)........................................................      1,812,818
  6,565,000   4.250%, due 11/15/14 (O)........................................................      6,263,936
  2,750,000   4.000%, due 02/15/15 (O)........................................................      2,575,116
  5,900,000   4.250%, due 08/15/15 (O)........................................................      5,598,085
 14,200,000   4.625%, due 02/15/17 (O)........................................................     13,751,820
  9,920,000   4.500%, due 05/15/17 (O)........................................................      9,510,800
                                                                                                  -----------
                                                                                                  142,712,254
                                                                                                  -----------
              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              ( Cost $192,911,716 )...........................................................    189,846,708

CERTIFICATE OF DEPOSIT - 3.09%
--------------------------------------------------------------------------------------------------------------
 19,678,045   State Street Eurodollar
              2.800%, due 07/02/07............................................................     19,678,045
                                                                                                  -----------
              TOTAL CERTIFICATE OF DEPOSIT
              ( Cost $19,678,045 )............................................................     19,678,045
Shares
------
INVESTMENT COMPANIES - 4.49%
--------------------------------------------------------------------------------------------------------------
          3   J.P. Morgan Prime Money Market Fund.............................................              3
 28,617,181   SSgA Prime Money Market Fund (N)................................................     28,617,181
                                                                                                  -----------
              TOTAL INVESTMENT COMPANIES
              ( Cost $28,617,184 )............................................................     28,617,184



--------------------------------------------------------------------------------
38

                See accompanying Notes to Financial Statements.

BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                          Value (Note 2)
------                                                                                          --------------
COLLATERAL FOR SECURITIES ON LOAN - 24.10%
--------------------------------------------------------------------------------------------------------------
153,653,884   State Street Navigator Securities Lending
              Prime Portfolio (I).............................................................  $ 153,653,884
                                                                                                  -----------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN
              ( Cost $153,653,884 )...........................................................    153,653,884

TOTAL INVESTMENTS - 125.03%
--------------------------------------------------------------------------------------------------------------
( Cost $815,100,850** )..........................................................................  797,001,611

NET OTHER ASSETS AND LIABILITIES - (25.03)%
--------------------------------------------------------------------------------------------------------------
                                                                                                 (159,564,770)

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------------------
                                                                                                $ 637,436,841
--------------------------------------------------------------------------------------------------------------

  ** Aggregate cost for Federal tax purposes was
     $815,369,810.
 (C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.
 (D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.19% of total net assets.
 (G) Floating rate or variable rate note. Rate shown is as of June 30, 2007.
 (H) Security purchased on a delayed delivery or when-issued basis. Rate shown is at issue date.
 (I) Represents investments of cash collateral received in connection with securities lending.
 (M) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.
 (N) Security segregated for forward or when-issued purchase commitments outstanding as of June 30, 2007.
 (O) All (or portion of security) on loan.
 PLC Public Limited Company.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.



--------------------------------------------------------------------------------
                                                                              39

                See accompanying Notes to Financial Statements.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Par Value                                                                                      Value (Note 2)
---------                                                                                      --------------
CORPORATE NOTES AND BONDS - 95.75%
-------------------------------------------------------------------------------------------------------------
             AEROSPACE/DEFENSE - 1.22%
$  750,000   Alion Science and Technology Corp.
             10.250%, due 02/01/15...........................................................  $     787,500
   250,000   Hawker Beechcraft Acquisition Co. LLC/ Hawker Beechcraft Notes Co. (C)(O)
             9.750%, due 04/01/17............................................................        261,250
   800,000   K&F Acquisition, Inc.
             7.750%, due 11/15/14............................................................        848,000
                                                                                                 -----------
                                                                                                   1,896,750
                                                                                                 -----------
             APPAREL/TEXTILES - 0.93%
   350,000   Hanesbrands, Inc.,
             Series B (G)
             8.735%, due 12/15/14............................................................        355,250
   750,000   Oxford Industries, Inc.
             8.875%, due 06/01/11............................................................        774,375
   300,000   Warnaco, Inc.
             8.875%, due 06/15/13............................................................        317,250
                                                                                                 -----------
                                                                                                   1,446,875
                                                                                                 -----------
             AUTOMOTIVE - 4.47%
   750,000   American Axle & Manufacturing, Inc. (O)
             7.875%, due 03/01/17............................................................        736,875
   250,000   Ford Motor Credit Co. LLC
             7.250%, due 10/25/11............................................................        240,608
   750,000   Ford Motor Credit Co. LLC
             7.800%, due 06/01/12............................................................        731,645
   750,000   Ford Motor Credit Co. LLC (O)
             8.000%, due 12/15/16............................................................        718,386
   800,000   General Motors Corp. (O)
             7.125%, due 07/15/13............................................................        751,000
   600,000   General Motors Corp. (O)
             7.700%, due 04/15/16............................................................        558,000
   650,000   General Motors Corp. (O)
             8.250%, due 07/15/23............................................................        592,313
   400,000   KAR Holdings, Inc. (C)
             8.750%, due 05/01/14............................................................        392,000
   750,000   KAR Holdings, Inc. (C)
             10.000%, due 05/01/15...........................................................        731,250
   750,000   United Auto Group, Inc.
             7.750%, due 12/15/16............................................................        746,250
   750,000   United Components, Inc.
             9.375%, due 06/15/13............................................................        774,375
                                                                                                 -----------
                                                                                                   6,972,702
                                                                                                 -----------
             BEVERAGE/FOOD - 1.63%
   500,000   B&G Foods, Inc.
             8.000%, due 10/01/11............................................................        500,000
   500,000   Constellation Brands, Inc. (C)
             7.250%, due 05/15/17............................................................        487,500

Par Value                                                                                      Value (Note 2)
---------                                                                                      --------------
             BEVERAGE/FOOD (CONTINUED)
$  180,000   Michael Foods, Inc.
             8.000%, due 11/15/13............................................................  $     181,800
   600,000   NBTY, Inc.
             7.125%, due 10/01/15............................................................        594,000
   800,000   Pinnacle Foods Finance LLC/ Pinnacle Foods Finance Corp. (C)(O)
             10.625%, due 04/01/17...........................................................        770,000
                                                                                                 -----------
                                                                                                   2,533,300
                                                                                                 -----------
             BUILDING MATERIALS - 1.76%
 1,000,000   Goodman Global Holdings, Inc. (O)
             7.875%, due 12/15/12............................................................        990,000
   750,000   Interline Brands, Inc.
             8.125%, due 06/15/14............................................................        755,625
 1,000,000   U.S. Concrete, Inc. (O)
             8.375%, due 04/01/14............................................................        997,500
                                                                                                 -----------
                                                                                                   2,743,125
                                                                                                 -----------
             CHEMICALS - 2.87%
 1,000,000   Hexion US Finance Corp./ Hexion Nova Scotia Finance ULC
             9.750%, due 11/15/14............................................................      1,035,000
   500,000   Hexion US Finance Corp./ Hexion Nova Scotia Finance ULC (G)(O)
             9.860%, due 11/15/14............................................................        515,000
   500,000   Ineos Group Holdings PLC (C)(D)(O)
             8.500%, due 02/15/16............................................................        488,750
   500,000   Lyondell Chemical Co.
             8.000%, due 09/15/14............................................................        513,750
   600,000   Lyondell Chemical Co.
             8.250%, due 09/15/16............................................................        627,000
   400,000   Momentive Performance Materials, Inc. (C)
             9.750%, due 12/01/14............................................................        404,000
   600,000   Nalco Co. (O)
             8.875%, due 11/15/13............................................................        622,500
   250,000   Tronox Worldwide LLC/ Tronox Finance Corp.
             9.500%, due 12/01/12............................................................        260,625
                                                                                                 -----------
                                                                                                   4,466,625
                                                                                                 -----------
             CONSUMER PRODUCTS - 3.21%
   400,000   American Achievement Corp.
             8.250%, due 04/01/12............................................................        403,000
 1,000,000   Central Garden and Pet Co.
             9.125%, due 02/01/13............................................................      1,030,000
   290,000   Da-Lite Screen Co., Inc.
             9.500%, due 05/15/11............................................................        304,500
   900,000   Leslie's Poolmart
             7.750%, due 02/01/13............................................................        895,500
 1,100,000   Simmons Co. (O)
             7.875%, due 01/15/14............................................................      1,094,500



--------------------------------------------------------------------------------
40

                See accompanying Notes to Financial Statements.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Par Value                                                                                      Value (Note 2)
---------                                                                                      --------------
CORPORATE NOTES AND BONDS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
             CONSUMER PRODUCTS (CONTINUED)
$  500,000   Visant Corp.
             7.625%, due 10/01/12............................................................  $     497,500
   750,000   Visant Holding Corp.
             8.750%, due 12/01/13............................................................        780,000
                                                                                                 -----------
                                                                                                   5,005,000
                                                                                                 -----------
             ENVIRONMENTAL - 2.40%
 1,000,000   Casella Waste Systems, Inc.
             9.750%, due 02/01/13............................................................      1,037,500
   800,000   Waste Connections, Inc. (O)(P)
             3.750%, due 04/01/26............................................................        878,000
   750,000   Waste Services, Inc. (O)
             9.500%, due 04/15/14............................................................        788,438
 1,000,000   WCA Waste Corp.
             9.250%, due 06/15/14............................................................      1,040,000
                                                                                                 -----------
                                                                                                   3,743,938
                                                                                                 -----------
             FOOD & DRUG RETAILERS - 2.02%
   750,000   Rite Aid Corp. (O)
             9.250%, due 06/01/13............................................................        744,375
 1,250,000   Rite Aid Corp.
             8.625%, due 03/01/15............................................................      1,168,750
   500,000   Rite Aid Corp.
             7.500%, due 03/01/17............................................................        482,500
   250,000   Stater Brothers Holdings (O)
             8.125%, due 06/15/12............................................................        251,875
   500,000   Stater Brothers Holdings (C)
             7.750%, due 04/15/15............................................................        501,250
                                                                                                 -----------
                                                                                                   3,148,750
                                                                                                 -----------
             FORESTRY/PAPER - 4.48%
   750,000   Abitibi-Consolidated Co. of Canada (D)(O)
             8.375%, due 04/01/15............................................................        656,250
   750,000   Abitibi-Consolidated, Inc. (D)(G)
             8.860%, due 06/15/11............................................................        705,000
   350,000   Boise Cascade LLC (G)
             8.231%, due 10/15/12............................................................        350,000
   750,000   Boise Cascade LLC
             7.125%, due 10/15/14............................................................        712,500
   750,000   Cascades, Inc. (D)
             7.250%, due 02/15/13............................................................        729,375
   600,000   Catalyst Paper Corp.,
             Series D (D)
             8.625%, due 06/15/11............................................................        580,500
   485,000   Catalyst Paper Corp. (D)
             7.375%, due 03/01/14............................................................        435,894
   750,000   Georgia-Pacific Corp. (C)
             7.125%, due 01/15/17............................................................        720,000

Par Value                                                                                      Value (Note 2)
---------                                                                                      --------------
             FORESTRY/PAPER (CONTINUED)
$1,000,000   Smurfit-Stone Container Enterprises, Inc.
             8.000%, due 03/15/17............................................................  $     970,000
   500,000   Smurfit-Stone Container Enterprises, Inc.
             8.375%, due 07/01/12............................................................        500,625
   250,000   Verso Paper Holdings LLC and Verson Paper, Inc. (C)(G)
             9.106%, due 08/01/14............................................................        255,000
   350,000   Verso Paper Holdings LLC and Verson Paper, Inc. (C)
             11.375%, due 08/01/16...........................................................        373,625
                                                                                                 -----------
                                                                                                   6,988,769
                                                                                                 -----------
             GAMING - 8.30%
   750,000   American Casino & Entertainment Properties LLC
             7.850%, due 02/01/12............................................................        770,625
   320,000   Boyd Gaming Corp.
             6.750%, due 04/15/14............................................................        313,600
   750,000   CCM Merger, Inc. (C)
             8.000%, due 08/01/13............................................................        746,250
   200,000   Chukchansi Economic Development Authority (C)(G)
             8.859%, due 11/15/12............................................................        203,500
   750,000   Fontainebleau Las Vegas Holdings LLC/ Fontainebleau Las Vegas Capital Corp. (C)
             10.250%, due 06/15/15...........................................................        738,750
   650,000   Global Cash Access LLC/ Global Cash Finance Corp.
             8.750%, due 03/15/12............................................................        674,375
   750,000   Herbst Gaming, Inc.
             7.000%, due 11/15/14............................................................        703,125
   500,000   Isle of Capri Casinos, Inc.
             9.000%, due 03/15/12............................................................        521,250
   500,000   Isle of Capri Casinos, Inc.
             7.000%, due 03/01/14............................................................        473,125
 1,000,000   MGM Mirage (O)
             7.625%, due 01/15/17............................................................        951,250
 1,000,000   MTR Gaming Group, Inc.,
             Series B
             9.750%, due 04/01/10............................................................      1,040,000
   500,000   Penn National Gaming, Inc.
             6.750%, due 03/01/15............................................................        512,500
   500,000   Pinnacle Entertainment, Inc.
             8.250%, due 03/15/12............................................................        515,000
   365,000   Pinnacle Entertainment, Inc. (O)
             8.750%, due 10/01/13............................................................        381,425
   500,000   Pinnacle Entertainment, Inc. (C)
             7.500%, due 06/15/15............................................................        482,500
   200,000   Seneca Gaming Corp.
             7.250%, due 05/01/12............................................................        202,750



--------------------------------------------------------------------------------
                                                                              41

                See accompanying Notes to Financial Statements.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Par Value                                                                                      Value (Note 2)
---------                                                                                      --------------
CORPORATE NOTES AND BONDS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
             GAMING (CONTINUED)
$  300,000   Seneca Gaming Corp.,
             Series B
             7.250%, due 05/01/12............................................................  $     304,125
   750,000   Shuffle Master, Inc. (P)
             1.250%, due 04/15/24............................................................        704,062
   300,000   Station Casinos, Inc. (O)
             6.875%, due 03/01/16............................................................        264,750
   750,000   Station Casinos, Inc.
             7.750%, due 08/15/16............................................................        742,500
   850,000   Station Casinos, Inc.
             6.625%, due 03/15/18............................................................        731,000
 1,000,000   Wimar Opco LLC/ Wimar Opco Finance Corp. (C)
             9.625%, due 12/15/14............................................................        962,500
                                                                                                 -----------
                                                                                                  12,938,962
                                                                                                 -----------
             GENERAL INDUSTRIAL & MANUFACTURING - 2.68%
   750,000   Baldor Electric Co.
             8.625%, due 02/15/17............................................................        793,125
   500,000   Chart Industries, Inc.
             9.125%, due 10/15/15............................................................        525,000
   200,000   Hexcel Corp.
             6.750%, due 02/01/15............................................................        194,000
   750,000   Mueller Water Products, Inc. (C)
             7.375%, due 06/01/17............................................................        743,707
   700,000   RBS Global, Inc. and Rexnord Corp.
             8.875%, due 09/01/16............................................................        701,750
   694,000   Trimas Corp.
             9.875%, due 06/15/12............................................................        713,085
   500,000   Wesco Distribution, Inc. (O)
             7.500%, due 10/15/17............................................................        500,000
                                                                                                 -----------
                                                                                                   4,170,667
                                                                                                 -----------
             HEALTH CARE - 8.01%
   250,000   Advanced Medical Optics, Inc. (C)
             7.500%, due 05/01/17............................................................        236,250
   750,000   Advanced Medical Optics, Inc. (P)
             3.250%, due 08/01/26............................................................        672,187
 1,000,000   Carriage Services, Inc.
             7.875%, due 01/15/15............................................................      1,012,500
   400,000   CDRV Investors, Inc. (B)
             0.000%, due 01/01/15............................................................        364,000
   800,000   Community Health Systems, Inc. (C)(H)
             8.875%, due 07/15/15............................................................        811,000
   500,000   HCA, Inc. (O)
             6.500%, due 02/15/16............................................................        423,125
 1,000,000   HCA, Inc. (C)
             9.250%, due 11/15/16............................................................      1,065,000

Par Value                                                                                      Value (Note 2)
---------                                                                                      --------------
             HEALTH CARE (CONTINUED)
$  500,000   HCA, Inc., PIK (C)(O)
             9.625%, due 11/15/16............................................................  $     537,500
   750,000   IASIS Healthcare LLC/ IASIS Capital Corp. (O)
             8.750%, due 06/15/14............................................................        750,000
   750,000   Omnicare, Inc.,
             Series OCR (P)
             3.250%, due 12/15/35............................................................        627,188
   750,000   Psychiatric Solutions, Inc. (O)
             7.750%, due 07/15/15............................................................        741,562
   500,000   Res-Care, Inc.
             7.750%, due 10/15/13............................................................        512,500
   500,000   Service Corp. International/US (O)
             7.625%, due 10/01/18............................................................        506,250
   150,000   Teva Pharmaceutical Finance Co. BV,
             Series D (D)(O)(P)
             1.750%, due 02/01/26............................................................        149,438
   400,000   Triad Hospitals, Inc.
             7.000%, due 11/15/13............................................................        420,480
   750,000   United Surgical Partners International, Inc. (C)
             8.875%, due 05/01/17............................................................        751,875
   750,000   Universal Hospital Services, Inc., PIK (C)
             8.500%, due 06/01/15............................................................        742,500
   800,000   Vanguard Health Holding Co. I LLC (B)
             0.000%, due 10/01/15............................................................        652,000
   750,000   Vanguard Health Holding Co. II LLC
             9.000%, due 10/01/14............................................................        742,500
   750,000   Warner Chilcott Corp.
             8.750%, due 02/01/15............................................................        770,625
                                                                                                 -----------
                                                                                                  12,488,480
                                                                                                 -----------
             HOTEL - 0.12%
   200,000   Host Marriott L.P., REIT,
             Series O
             6.375%, due 03/15/15............................................................        192,000
                                                                                                 -----------
             INSURANCE - 1.54%
 2,500,000   HUB International Holdings, Inc. (C)
             10.250%, due 06/15/15...........................................................      2,406,250
                                                                                                 -----------
             LEISURE & ENTERTAINMENT - 0.41%
   650,000   Speedway Motorsports, Inc.
             6.750%, due 06/01/13............................................................        633,750
                                                                                                 -----------
             MEDIA - BROADCASTING - 1.32%
   754,000   Allbritton Communications Co.
             7.750%, due 12/15/12............................................................        757,770
   100,000   LIN Television Corp.
             6.500%, due 05/15/13............................................................         97,750



--------------------------------------------------------------------------------
42

                See accompanying Notes to Financial Statements.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Par Value                                                                                      Value (Note 2)
---------                                                                                      --------------
CORPORATE NOTES AND BONDS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
             MEDIA - BROADCASTING (CONTINUED)
$  750,000   LIN Television Corp. (P)
             2.500%, due 05/15/33............................................................  $     727,500
   250,000   LIN Television Corp.,
             Series B
             6.500%, due 05/15/13............................................................        244,375
   221,000   Sinclair Broadcast Group, Inc.
             8.000%, due 03/15/12............................................................        227,630
                                                                                                 -----------
                                                                                                   2,055,025
                                                                                                 -----------
             MEDIA - CABLE - 3.48%
 1,000,000   Cablevision Systems Corp.,
             Series B (O)
             8.000%, due 04/15/12............................................................        987,500
 1,250,000   Echostar DBS Corp.
             6.625%, due 10/01/14............................................................      1,193,750
   300,000   Mediacom Broadband LLC (O)
             8.500%, due 10/15/15............................................................        301,500
   500,000   Mediacom Broadband LLC (C)
             8.500%, due 10/15/15............................................................        502,500
 1,000,000   Mediacom LLC/Mediacom Capital Corp.
             9.500%, due 01/15/13............................................................      1,022,500
 1,350,000   Virgin Media Finance PLC (D)
             9.125%, due 08/15/16............................................................      1,414,125
                                                                                                 -----------
                                                                                                   5,421,875
                                                                                                 -----------
             MEDIA - DIVERSIFIED & SERVICES - 3.99%
 1,000,000   Hughes Network Systems LLC/ HNS Finance Corp.
             9.500%, due 04/15/14............................................................      1,045,000
   400,000   Intelsat, Ltd. (D)(O)
             7.625%, due 04/15/12............................................................        357,000
 1,250,000   Intelsat Bermuda, Ltd. (D)(G)
             8.872%, due 01/15/15............................................................      1,276,562
   500,000   Intelsat Bermuda, Ltd.
             9.250%, due 06/15/16............................................................        531,250
   750,000   Intelsat Bermuda, Ltd. (D)
             11.250%, due 06/15/16...........................................................        840,000
   210,000   Lamar Media Corp.
             7.250%, due 01/01/13............................................................        209,475
   500,000   Lamar Media Corp.
             6.625%, due 08/15/15............................................................        473,750
   500,000   LBI Media, Inc.
             10.125%, due 07/15/12...........................................................        525,625

Par Value                                                                                      Value (Note 2)
---------                                                                                      --------------
             MEDIA - DIVERSIFIED & SERVICES (CONTINUED)
$  750,000   Quebecor Media, Inc. (D)
             7.750%, due 03/15/16............................................................  $     761,250
   250,000   WMG Holdings Corp. (B)
             0.000%, due 12/15/14............................................................        190,000
                                                                                                 -----------
                                                                                                   6,209,912
                                                                                                 -----------
             METALS AND MINING - 2.03%
   750,000   Aleris International, Inc., PIK (C)
             9.000%, due 12/15/14............................................................        756,563
   750,000   Aleris International, Inc. (C)
             10.000%, due 12/15/16...........................................................        744,375
 1,000,000   Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp. (O)
             10.000%, due 06/01/12...........................................................      1,055,000
   350,000   Arch Western Finance LLC
             6.750%, due 07/01/13............................................................        336,000
   250,000   Peabody Energy Corp. (P)
             4.750%, due 12/15/66............................................................        264,062
                                                                                                 -----------
                                                                                                   3,156,000
                                                                                                 -----------
             NON FOOD & DRUG RETAILERS - 4.48%
 1,250,000   AutoNation, Inc. (G)
             7.356%, due 04/15/13............................................................      1,246,875
   750,000   Blockbuster, Inc. (O)
             9.000%, due 09/01/12............................................................        693,750
   500,000   Buhrmann U.S., Inc.
             7.875%, due 03/01/15............................................................        492,500
   500,000   Burlington Coat Factory Warehouse Corp. (O)
             11.125%, due 04/15/14...........................................................        487,500
   250,000   GSC Holdings Corp. (G)
             9.224%, due 10/01/11............................................................        256,075
   400,000   Pantry, Inc.
             7.750%, due 02/15/14............................................................        390,000
   350,000   Petro Stopping Centers L.P./Petro Financial Corp.
             9.000%, due 02/15/12............................................................        369,250
 1,000,000   Sally Holdings LLC (C)
             9.250%, due 11/15/14............................................................      1,002,500
   550,000   Sally Holdings LLC (C)(O)
             10.500%, due 11/15/16...........................................................        552,750
   706,000   Susser Holdings LLC
             10.625%, due 12/15/13...........................................................        766,010
   750,000   Yankee Acquisition Corp./MA,
             Series B
             8.500%, due 02/15/15............................................................        727,500
                                                                                                 -----------
                                                                                                   6,984,710
                                                                                                 -----------



--------------------------------------------------------------------------------
                                                                              43

                See accompanying Notes to Financial Statements.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Par Value                                                                                      Value (Note 2)
---------                                                                                      --------------
CORPORATE NOTES AND BONDS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
             OIL & GAS - 7.70%
$  250,000   Berry Petroleum Co.
             8.250%, due 11/01/16............................................................  $     251,875
   470,000   Chesapeake Energy Corp. (O)
             6.875%, due 01/15/16............................................................        459,425
 1,000,000   Complete Production Services, Inc. (C)
             8.000%, due 12/15/16............................................................      1,010,000
   700,000   Compton Petroleum Finance Corp. (O)
             7.625%, due 12/01/13............................................................        691,250
   350,000   Denbury Resources, Inc.
             7.500%, due 04/01/13............................................................        350,000
   300,000   Encore Acquisition Co.
             6.250%, due 04/15/14............................................................        267,750
   500,000   Encore Acquisition Co.
             6.000%, due 07/15/15............................................................        441,250
   500,000   Energy Partners, Ltd. (C)(G)
             10.480%, due 04/15/13...........................................................        502,500
   750,000   Energy Partners, Ltd. (C)
             9.750%, due 04/15/14............................................................        744,375
 1,000,000   Exco Resources, Inc.
             7.250%, due 01/15/11............................................................        995,000
   750,000   Harvest Operations Corp. (D)
             7.875%, due 10/15/11............................................................        735,938
   750,000   Mariner Energy, Inc.
             8.000%, due 05/15/17............................................................        744,375
 1,000,000   PetroHawk Energy Corp.
             9.125%, due 07/15/13............................................................      1,057,500
 1,500,000   Petroplus Finance, Ltd. (C)(D)
             7.000%, due 05/01/17............................................................      1,443,750
 1,400,000   VeraSun Energy Corp. (C)
             9.375%, due 06/01/17............................................................      1,302,000
 1,000,000   W&T Offshore, Inc. (C)
             8.250%, due 06/15/14............................................................      1,000,000
                                                                                                 -----------
                                                                                                  11,996,988
                                                                                                 -----------
             PACKAGING - 0.50%
   750,000   BWAY Corp.
             10.000%, due 10/15/10...........................................................        780,937
                                                                                                 -----------
             PRINTING & PUBLISHING - 3.51%M
 1,000,000   CBD Media, Inc.
             8.625%, due 06/01/11............................................................      1,010,000
   750,000   Cenveo Corp.
             7.875%, due 12/01/13............................................................        735,000
   500,000   Deluxe Corp. (C)
             7.375%, due 06/01/15............................................................        497,500
 1,500,000   Idearc, Inc.
             8.000%, due 11/15/16............................................................      1,515,000

Par Value                                                                                      Value (Note 2)
---------                                                                                      --------------
             PRINTING & PUBLISHING (CONTINUED)
$  750,000   RH Donnelley Corp.,
             Series A-3
             8.875%, due 01/15/16............................................................  $     780,000
   950,000   Valassis Communications, Inc. (C)
             8.250%, due 03/01/15............................................................        926,250
                                                                                                 -----------
                                                                                                   5,463,750
                                                                                                 -----------
             RESTAURANTS - 0.57%
   400,000   OSI Restaurant Partners, Inc. (C)(O)
             10.000%, due 06/15/15...........................................................        382,000
   500,000   Seminole Hard Rock Entertainment, Inc./ Seminole Hard Rock International LLC (C)(G)
             7.860%, due 03/15/14............................................................        503,750
                                                                                                 -----------
                                                                                                     885,750
                                                                                                 -----------
             STEEL - 0.48%
   750,000   AK Steel Corp.
             7.750%, due 06/15/12............................................................        750,000
                                                                                                 -----------
             SUPPORT SERVICES - 7.43%
 1,500,000   Aramark Corp. (C)
             8.500%, due 02/01/15............................................................      1,526,250
   750,000   Ashtead Capital, Inc. (C)
             9.000%, due 08/15/16............................................................        785,625
   250,000   Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (G)(O)
             7.860%, due 05/15/14............................................................        253,750
   500,000   Cardtronics, Inc.
             9.250%, due 08/15/13............................................................        511,250
   750,000   Education Management LLC/Education Management Corp.
             10.250%, due 06/01/16...........................................................        789,375
   500,000   FTI Consulting, Inc.
             7.750%, due 10/01/16............................................................        510,000
   750,000   H&E Equipment Services, Inc. (O)
             8.375%, due 07/15/16............................................................        787,500
 1,000,000   Hertz Corp.
             8.875%, due 01/01/14............................................................      1,042,500
   500,000   Hertz Corp.
             10.500%, due 01/01/16...........................................................        552,500
   140,000   Iron Mountain, Inc.
             7.750%, due 01/15/15............................................................        136,500
   500,000   Mac-Gray Corp.
             7.625%, due 08/15/15............................................................        502,500
 1,000,000   Neff Corp. (C)
             10.000%, due 06/01/15...........................................................        997,500



--------------------------------------------------------------------------------
44

                See accompanying Notes to Financial Statements.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Par Value                                                                                      Value (Note 2)
---------                                                                                      --------------
CORPORATE NOTES AND BONDS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
             SUPPORT SERVICES (CONTINUED)
$  400,000   Norcross Safety Products LLC/Norcross Capital Corp.,
             Series B
             9.875%, due 08/15/11............................................................  $     421,000
 1,400,000   Rental Services Corp. (C)
             9.500%, due 12/01/14............................................................      1,428,000
   500,000   West Corp.
             9.500%, due 10/15/14............................................................        512,500
   300,000   West Corp. (O)
             11.000%, due 10/15/16...........................................................        313,500
   500,000   Williams Scotsman, Inc.
             8.500%, due 10/01/15............................................................        516,250
                                                                                                 -----------
                                                                                                  11,586,500
                                                                                                 -----------
             TECHNOLOGY - 3.94%
   750,000   Celestica, Inc. (D)(O)
             7.625%, due 07/01/13............................................................        701,250
   100,000   Flextronics International, Ltd. (D)(O)(P)
             1.000%, due 08/01/10............................................................         93,000
   500,000   Freescale Semiconductor, Inc. (C)(O)
             8.875%, due 12/15/14............................................................        477,500
   500,000   Freescale Semiconductor, Inc. (C)(O)
             10.125%, due 12/15/16...........................................................        470,000
   750,000   NXP BV/NXP Funding LLC (D)(O)
             9.500%, due 10/15/15............................................................        738,750
 1,000,000   Sabre Holdings Corp.
             8.350%, due 03/15/16............................................................        900,000
   500,000   Sungard Data Systems, Inc.
             9.125%, due 08/15/13............................................................        511,875
 1,000,000   Sungard Data Systems, Inc.
             10.250%, due 08/15/15...........................................................      1,057,500
 1,250,000   Syniverse Technologies, Inc.,
             Series B
             7.750%, due 08/15/13............................................................      1,193,750
                                                                                                 -----------
                                                                                                   6,143,625
                                                                                                 -----------
             TELECOMMUNICATIONS - 5.11%
 1,000,000   Centennial Communications Corp. (G)
             11.099%, due 01/01/13...........................................................      1,045,000
 1,000,000   Cincinnati Bell, Inc. (O)
             8.375%, due 01/15/14............................................................      1,010,000
   700,000   Cincinnati Bell Telephone Co.
             6.300%, due 12/01/28............................................................        623,000
 1,500,000   Citizens Communications Co.
             7.875%, due 01/15/27............................................................      1,458,750
 1,250,000   Level 3 Financing, Inc. (C)
             8.750%, due 02/15/17............................................................      1,235,938
 1,500,000   Nordic Telephone Co. Holdings ApS (C)(D)
             8.875%, due 05/01/16............................................................      1,590,000

Par Value                                                                                      Value (Note 2)
---------                                                                                      --------------
             TELECOMMUNICATIONS (CONTINUED)
$  500,000   PAETEC Holding Corp. (C)(H)(L)
             9.500%, due 07/15/15............................................................  $     500,000
   500,000   Qwest Communications International, Inc. (G)
             8.860%, due 02/15/09............................................................        505,000
                                                                                                 -----------
                                                                                                   7,967,688
                                                                                                 -----------
             TRANSPORTATION - 0.79%
   500,000   CHC Helicopter Corp. (D)
             7.375%, due 05/01/14............................................................        476,250
   755,000   Gulfmark Offshore, Inc.
             7.750%, due 07/15/14............................................................        762,550
                                                                                                 -----------
                                                                                                   1,238,800
                                                                                                 -----------
             UTILITIES - 4.37%
 1,500,000   Dynegy Holdings, Inc.
             8.375%, due 05/01/16............................................................      1,466,250
 2,500,000   Edison Mission Energy (C)
             7.625%, due 05/15/27............................................................      2,362,500
 1,000,000   Ferrellgas Partners L.P./Ferrellgas Partners Finance
             8.750%, due 06/15/12............................................................      1,030,000
   750,000   Inergy L.P./Inergy Finance Corp.
             6.875%, due 12/15/14............................................................        710,625
   750,000   NRG Energy, Inc.
             7.375%, due 02/01/16............................................................        751,875
   500,000   Suburban Propane Partners L.P./Suburban Energy Finance Corp. (O)
             6.875%, due 12/15/13............................................................        482,500
                                                                                                 -----------
                                                                                                   6,803,750
                                                                                                 -----------
             TOTAL CORPORATE NOTES AND BONDS
             ( Cost $150,128,680 )...........................................................    149,221,253
Shares
------
INVESTMENT COMPANY - 2.24%
-------------------------------------------------------------------------------------------------------------
 3,486,767   SSgA Prime Money Market Fund (N)................................................      3,486,767
                                                                                                 -----------
             TOTAL INVESTMENT COMPANY
             ( Cost $3,486,767 ).............................................................      3,486,767



--------------------------------------------------------------------------------
                                                                              45

                See accompanying Notes to Financial Statements.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
COLLATERAL FOR SECURITIES ON LOAN - 16.47%
-------------------------------------------------------------------------------------------------------------
25,666,595   State Street Navigator Securities
             Lending Prime Portfolio (I).....................................................  $  25,666,595
                                                                                                 -----------
             TOTAL COLLATERAL FOR SECURITIES ON LOAN
             ( Cost $25,666,595 )............................................................     25,666,595

TOTAL INVESTMENTS - 114.46%
-------------------------------------------------------------------------------------------------------------
( Cost $179,282,042** ).........................................................................  178,374,615

NET OTHER ASSETS AND LIABILITIES - (14.46)%
-------------------------------------------------------------------------------------------------------------
                                                                                                 (22,538,077)

TOTAL NET ASSETS - 100.00%
-------------------------------------------------------------------------------------------------------------
                                                                                               $ 155,836,538
-------------------------------------------------------------------------------------------------------------

  ** Aggregate cost for Federal tax purposes was
     $179,312,880.
 (B)   Represents a security with a specified coupon
       until a predetermined date, at which time the stated rate is adjusted to a new contract rate.
 (C)   Security sold within terms of a private
       placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.
 (D)   Notes and bonds, issued by foreign entities,
       denominated in U.S. dollars. The aggregate of these securities is 9.09% of total net assets.
 (G)   Floating rate or variable rate note. Rate shown
       is as of June 30, 2007.
 (H)   Security purchased on a delayed delivery or
       when-issued basis. Rate shown is at issue date.
 (I)   Represents investments of cash collateral
       received in connection with securities lending.
 (L)   Security valued at fair value using methods
       determined in good faith by or at the discretion of the Board of Trustees (see note 2).
 (N)   Security segregated for forward or when-issued
       purchase commitments outstanding as of June 30, 2007.
 (O)   All (or portion of security) on loan.
 (P)   Convertible.
 PIK   Payment-in-Kind.
 PLC   Public Limited Company.
 REIT  Real Estate Investment Trust.

       The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.


--------------------------------------------------------------------------------
46

                See accompanying Notes to Financial Statements.

DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
COMMON STOCKS - 45.19%
-------------------------------------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 2.49%
    70,100   Carnival Corp. .................................................................  $   3,418,777
    97,500   Genuine Parts Co. ..............................................................      4,836,000
   148,000   Home Depot, Inc. ...............................................................      5,823,800
   120,000   Limited Brands, Inc. ...........................................................      3,294,000
                                                                                                 -----------
                                                                                                  17,372,577
                                                                                                 -----------
             CONSUMER STAPLES - 5.59%
   165,000   Altria Group, Inc. .............................................................     11,573,100
   117,000   Anheuser-Busch Cos., Inc. ......................................................      6,102,720
   159,700   Coca-Cola Co. ..................................................................      8,353,907
   118,000   Kimberly-Clark Corp. ...........................................................      7,893,020
    94,018   Kraft Foods, Inc.,
             Class A.........................................................................      3,314,134
    28,000   Procter & Gamble Co. ...........................................................      1,713,320
                                                                                                 -----------
                                                                                                  38,950,201
                                                                                                 -----------
             ENERGY - 3.81%
   117,700   BP PLC, ADR.....................................................................      8,490,878
   118,500   Chevron Corp. ..................................................................      9,982,440
   102,400   ConocoPhillips..................................................................      8,038,400
                                                                                                 -----------
                                                                                                  26,511,718
                                                                                                 -----------
             FINANCIALS - 11.31%
    82,014   Allstate Corp. .................................................................      5,044,681
   239,996   Bank of America Corp. ..........................................................     11,733,404
   286,005   Citigroup, Inc. ................................................................     14,669,197
   119,000   Federal Home Loan Mortgage Corp. ...............................................      7,223,300
   190,054   JPMorgan Chase & Co. ...........................................................      9,208,116
    72,000   Rayonier, Inc., REIT............................................................      3,250,080
   293,100   U.S. Bancorp....................................................................      9,657,645
   174,300   Wachovia Corp. .................................................................      8,932,875
   257,000   Wells Fargo & Co. ..............................................................      9,038,690
                                                                                                 -----------
                                                                                                  78,757,988
                                                                                                 -----------
             HEALTH CARE - 7.04%
    88,800   Abbott Laboratories.............................................................      4,755,240
   234,000   Bristol-Myers Squibb Co. .......................................................      7,385,040
    81,000   Eli Lilly & Co. ................................................................      4,526,280
   206,000   Johnson & Johnson...............................................................     12,693,720
   138,700   Merck & Co., Inc. ..............................................................      6,907,260
   500,019   Pfizer, Inc. ...................................................................     12,785,486
                                                                                                 -----------
                                                                                                  49,053,026
                                                                                                 -----------
             INDUSTRIALS - 6.03%
    38,400   3M Co. .........................................................................      3,332,736
    48,000   Avery Dennison Corp. ...........................................................      3,191,040
    67,000   Emerson Electric Co. ...........................................................      3,135,600
   417,000   General Electric Co. ...........................................................     15,962,760
   108,500   Masco Corp. (O).................................................................      3,088,995

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
             INDUSTRIALS (CONTINUED)
    65,000   Pitney Bowes, Inc. .............................................................  $   3,043,300
    70,000   United Parcel Service, Inc.,
             Class B.........................................................................      5,110,000
   132,000   Waste Management, Inc. .........................................................      5,154,600
                                                                                                 -----------
                                                                                                  42,019,031
                                                                                                 -----------
             INFORMATION TECHNOLOGY - 0.65%
   191,000   Intel Corp. ....................................................................      4,538,160
                                                                                                 -----------
             MATERIALS - 2.89%
    69,500   Dow Chemical Co. (O)............................................................      3,073,290
    90,600   E.I. Du Pont de Nemours & Co. ..................................................      4,606,104
    64,200   Rohm & Haas Co. (O).............................................................      3,510,456
   113,600   Weyerhaeuser Co. ...............................................................      8,966,448
                                                                                                 -----------
                                                                                                  20,156,298
                                                                                                 -----------
             TELECOMMUNICATION SERVICES - 3.19%
   186,415   AT&T, Inc. .....................................................................      7,736,223
   276,000   Verizon Communications, Inc. ...................................................     11,362,920
   209,200   Windstream Corp. (O)............................................................      3,087,792
                                                                                                 -----------
                                                                                                  22,186,935
                                                                                                 -----------
             UTILITIES - 2.19%
    35,400   Ameren Corp. ...................................................................      1,734,954
    75,000   Consolidated Edison, Inc. (O)...................................................      3,384,000
    14,000   Dominion Resources, Inc./VA.....................................................      1,208,340
   164,000   Duke Energy Corp. ..............................................................      3,001,200
    24,400   FirstEnergy Corp. ..............................................................      1,579,412
    32,000   Progress Energy, Inc. (O).......................................................      1,458,880
    85,000   Southern Co. ...................................................................      2,914,650
                                                                                                 -----------
                                                                                                  15,281,436
                                                                                                 -----------
             TOTAL COMMON STOCKS
             ( Cost $269,072,230 )...........................................................    314,827,370

COMMON STOCK UNIT - 0.44%
-------------------------------------------------------------------------------------------------------------
             FINANCIALS - 0.44%
    35,000   AllianceBernstein Holding L.P. (O)..............................................      3,048,150
                                                                                                 -----------
             TOTAL COMMON STOCK UNIT
             ( Cost $2,990,079 ).............................................................      3,048,150
Par Value
---------
ASSET BACKED - 1.36%
-------------------------------------------------------------------------------------------------------------
$  599,648   ABSC Long Beach Home Equity Loan Trust,
             Series 2000-LB1, Class AF5 (M)
             8.550%, due 09/21/30............................................................        598,088



--------------------------------------------------------------------------------
                                                                              47

                See accompanying Notes to Financial Statements.

DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Par Value                                                                                      Value (Note 2)
---------                                                                                      --------------
ASSET BACKED (CONTINUED)
-------------------------------------------------------------------------------------------------------------
$  970,846   Ameriquest Mortgage Securities, Inc.,
             Series 2004-FR1, Class M2 (M)
             5.207%, due 05/25/34............................................................  $     937,491
 1,975,000   Carmax Auto Owner Trust,
             Series 2007-2, Class B
             5.370%, due 03/15/13............................................................      1,974,551
 1,450,836   CIT Group Home Equity Loan Trust,
             Series 2002-2, Class BF (M)
             6.830%, due 06/25/33............................................................      1,196,314
 1,120,000   GMAC Mortgage Corp. Loan Trust,
             Series 2004-HE2, Class M1
             3.950%, due 10/25/33............................................................      1,103,458
   892,425   Green Tree Financial Corp.,
             Series 1998-2, Class A6
             6.810%, due 12/01/27............................................................        907,899
 1,923,238   GSAMP Trust,
             Series 2006-S5, Class M5 (M)
             7.488%, due 09/25/36............................................................             --
 1,025,000   Renaissance Home Equity Loan Trust,
             Series 2005-4, Class M9 (M)
             7.000%, due 02/25/36............................................................        898,637
   318,554   Residential Asset Mortgage Products, Inc.,
             Series 2003-RS9, Class AI5
             4.990%, due 03/25/31............................................................        317,139
   603,689   Soundview Home Equity Loan Trust,
             Series 2005-B, Class M6 (M)
             6.175%, due 05/25/35............................................................        594,122
 1,045,000   Wells Fargo Home Equity Trust,
             Series 2004-2, Class M8A (C)(G)
             8.320%, due 05/25/34............................................................        979,578
                                                                                                 -----------
             TOTAL ASSET BACKED
             ( Cost $11,805,467 )............................................................      9,507,277

COMMERCIAL MORTGAGE BACKED - 4.56%
-------------------------------------------------------------------------------------------------------------
   816,552   Bear Stearns Commercial Mortgage Securities,
             Series 2001-TOP4, Class A1
             5.060%, due 11/15/16............................................................        810,758
 1,815,000   Bear Stearns Commercial Mortgage Securities,
             Series 2003-T10, Class E (C)(G)
             5.540%, due 03/13/40............................................................      1,760,968
 1,046,516   Bear Stearns Commercial Mortgage Securities,
             Series 2004-T16, Class A2
             3.700%, due 02/13/46............................................................      1,022,647

Par Value                                                                                      Value (Note 2)
---------                                                                                      --------------
COMMERCIAL MORTGAGE BACKED (CONTINUED)
-------------------------------------------------------------------------------------------------------------
$1,325,000   Bear Stearns Commercial Mortgage Securities,
             Series 2004-T16, Class A6 (G)
             4.750%, due 02/13/46............................................................  $   1,244,856
   765,000   Bear Stearns Commercial Mortgage Securities,
             Series 2005-T20, Class F (C)
             5.155%, due 10/12/42............................................................        714,680
 3,091,610   GMAC Commercial Mortgage Securities Inc.,
             Series 2000-C1, Class A2
             7.724%, due 03/15/33............................................................      3,224,738
 2,100,000   Government National Mortgage Association,
             Series 2004-43, Class C (G)
             5.008%, due 12/16/25............................................................      2,046,831
 1,400,000   Greenwich Capital Commercial Funding Corp.,
             Series 2004-GG1, Class A7 (G)
             5.317%, due 06/10/36............................................................      1,367,638
 2,900,000   LB-UBS Commercial Mortgage Trust,
             Series 2004-C1, Class A2
             3.624%, due 01/15/29............................................................      2,808,731
 1,600,000   LB-UBS Commercial Mortgage Trust,
             Series 2004-C8, Class A6 (G)
             4.799%, due 12/15/29............................................................      1,511,865
 2,600,000   Morgan Stanley Capital I,
             Series 2004-HQ4, Class A7
             4.970%, due 04/14/40............................................................      2,479,104
 2,710,000   Morgan Stanley Capital I,
             Series 2006-IQ12, Class ANM
             5.310%, due 12/15/43............................................................      2,656,435
 2,500,000   Morgan Stanley Capital I,
             Series 2004-T13, Class A3
             4.390%, due 09/13/45............................................................      2,373,808
 2,690,000   Multi Security Asset Trust,
             Series 2005-RR4A, Class H (C)(G)
             5.880%, due 11/28/35............................................................      2,464,894
   775,000   Multi Security Asset Trust,
             Series 2005-RR4A, Class J (C)
             5.880%, due 11/28/35............................................................        716,030
   933,583   Wachovia Bank Commercial Mortgage Trust,
             Series 2003-C6, Class A1
             3.364%, due 08/15/35............................................................        917,722
 3,760,000   Wachovia Bank Commercial Mortgage Trust,
             Series 2003-C8, Class A2
             3.894%, due 11/15/35............................................................      3,683,435
                                                                                                 -----------
             TOTAL COMMERCIAL MORTGAGE BACKED
             ( Cost $32,660,226 )............................................................     31,805,140



--------------------------------------------------------------------------------
48

                See accompanying Notes to Financial Statements.

DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Par Value                                                                                      Value (Note 2)
---------                                                                                      --------------
PRIVATE LABEL MORTGAGE BACKED - 1.31%
-------------------------------------------------------------------------------------------------------------
$2,443,187   Banc of America Alternative Loan Trust,
             Series 2005-12, Class 3CB1
             6.000%, due 01/25/36............................................................  $   2,435,418
 3,138,089   Banc of America Alternative Loan Trust,
             Series 2006-3, Class 2CB1
             6.000%, due 04/25/36............................................................      3,121,784
 3,538,615   Banc of America Alternative Loan Trust,
             Series 2006-4, Class 5CB1
             6.500%, due 05/25/46............................................................      3,563,471
                                                                                                 -----------
             TOTAL PRIVATE LABEL MORTGAGE BACKED
             ( Cost $9,117,541 ).............................................................      9,120,673

CORPORATE NOTES AND BONDS - 15.58%
-------------------------------------------------------------------------------------------------------------
             BEVERAGE/FOOD - 0.28%
 2,025,000   Kraft Foods, Inc.
             6.500%, due 11/01/31............................................................      1,957,642
                                                                                                 -----------
             CONSUMER DISCRETIONARY - 1.04%
 2,000,000   American Association of Retired Persons (C)
             7.500%, due 05/01/31............................................................      2,366,508
 1,500,000   Carnival Corp. (D)
             3.750%, due 11/15/07............................................................      1,491,054
 1,850,000   Erac USA Finance Co. (C)
             6.700%, due 06/01/34............................................................      1,798,592
 1,600,000   Royal Caribbean Cruises, Ltd. (D)
             7.250%, due 06/15/16............................................................      1,580,807
                                                                                                 -----------
                                                                                                   7,236,961
                                                                                                 -----------
             CONSUMER STAPLES - 0.34%
 1,055,000   Diageo Capital PLC (D)
             5.500%, due 09/30/16............................................................      1,020,057
 1,400,000   Safeway, Inc.
             4.125%, due 11/01/08............................................................      1,378,295
                                                                                                 -----------
                                                                                                   2,398,352
                                                                                                 -----------
             ENERGY - 0.85%
 2,000,000   Chesapeake Energy Corp.
             6.375%, due 06/15/15............................................................      1,907,500
 1,500,000   ConocoPhillips
             6.650%, due 07/15/18............................................................      1,595,226
 1,150,000   Hess Corp.
             7.875%, due 10/01/29............................................................      1,296,250
 1,030,000   Transocean, Inc.
             7.500%, due 04/15/31............................................................      1,138,984
                                                                                                 -----------
                                                                                                   5,937,960
                                                                                                 -----------

Par Value                                                                                      Value (Note 2)
---------                                                                                      --------------
CORPORATE NOTES AND BONDS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
             FINANCE - 2.74%
$1,500,000   American General Finance Corp.,
             Series H
             4.625%, due 09/01/10............................................................  $   1,460,103
 1,115,000   American General Finance Corp. (O)
             5.850%, due 06/01/13............................................................      1,120,447
 2,000,000   Bear Stearns Cos., Inc.
             7.800%, due 08/15/07............................................................      2,005,054
 1,000,000   GE Insurance Solutions Corp.
             7.000%, due 02/15/26............................................................      1,066,999
   785,000   GE Insurance Solutions Corp.
             7.750%, due 06/15/30............................................................        901,239
 1,350,000   HSBC Finance Corp.
             6.500%, due 11/15/08............................................................      1,368,957
 1,735,000   Lehman Brothers Holdings, Inc.
             5.750%, due 01/03/17............................................................      1,685,556
 3,240,000   Nissan Motor Acceptance Corp. (C)
             5.625%, due 03/14/11............................................................      3,220,576
 2,000,000   Residential Capital LLC
             6.500%, due 04/17/13............................................................      1,933,158
 1,505,000   SLM Corp.
             5.125%, due 08/27/12............................................................      1,332,224
 2,000,000   U.S. Bank NA/Cincinnati OH
             6.300%, due 02/04/14............................................................      2,067,766
   935,000   Western Union Co.
             5.930%, due 10/01/16............................................................        912,215
                                                                                                 -----------
                                                                                                  19,074,294
                                                                                                 -----------
             FINANCIAL SERVICES - 0.37%
 2,400,000   National Rural Utilities Cooperative Finance Corp.,
             Series C
             7.250%, due 03/01/12............................................................      2,557,042
                                                                                                 -----------
             FOOD & DRUG RETAILERS - 0.23%
 1,550,000   Medco Health Solutions, Inc.
             7.250%, due 08/15/13............................................................      1,630,974
                                                                                                 -----------
             HEALTH CARE - 1.57%
 3,950,000   Amgen, Inc. (C)
             5.850%, due 06/01/17............................................................      3,888,613
 1,200,000   Eli Lilly & Co.
             6.570%, due 01/01/16............................................................      1,264,921
   740,000   Genentech, Inc.
             5.250%, due 07/15/35............................................................        653,310
 1,220,000   Merck & Co., Inc.
             6.400%, due 03/01/28............................................................      1,244,689
 1,500,000   Quest Diagnostics, Inc.
             5.450%, due 11/01/15............................................................      1,412,694



--------------------------------------------------------------------------------
                                                                              49

                See accompanying Notes to Financial Statements.

DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Par Value                                                                                      Value (Note 2)
---------                                                                                      --------------
CORPORATE NOTES AND BONDS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
             HEALTH CARE (CONTINUED)
$1,400,000   WellPoint, Inc.
             5.000%, due 12/15/14............................................................  $   1,321,869
 1,100,000   Wyeth
             6.500%, due 02/01/34............................................................      1,131,015
                                                                                                 -----------
                                                                                                  10,917,111
                                                                                                 -----------
             INDUSTRIALS - 1.92%
   350,000   Boeing Co.
             8.625%, due 11/15/31............................................................        464,048
   620,000   Boeing Co.
             6.875%, due 10/15/43............................................................        686,842
   515,000   D.R. Horton, Inc.
             5.250%, due 02/15/15............................................................        460,848
 1,600,000   DaimlerChrysler NA Holding Corp.
             4.750%, due 01/15/08............................................................      1,594,469
 2,000,000   Deluxe Corp.,
             Series B (O)
             3.500%, due 10/01/07............................................................      1,980,000
 1,000,000   Ford Motor Credit Co. LLC
             5.800%, due 01/12/09............................................................        978,852
   575,000   GMAC LLC (O)
             6.125%, due 08/28/07............................................................        575,392
 1,450,000   GMAC LLC
             7.250%, due 03/02/11............................................................      1,445,245
 1,760,000   Overseas Shipholding Group
             8.250%, due 03/15/13............................................................      1,804,000
 1,150,000   Waste Management, Inc.
             7.125%, due 12/15/17............................................................      1,196,745
 1,025,000   Westvaco Corp.
             8.200%, due 01/15/30............................................................      1,084,444
 1,170,000   WM Wrigley Jr. Co.
             4.300%, due 07/15/10............................................................      1,134,790
                                                                                                 -----------
                                                                                                  13,405,675
                                                                                                 -----------
             MEDIA - 0.86%
 1,780,000   Comcast Cable Communication Holdings, Inc.
             9.455%, due 11/15/22............................................................      2,259,089
 2,400,000   COX Enterprises, Inc. (C)
             4.375%, due 05/01/08............................................................      2,375,942
 1,315,000   Rogers Cable, Inc. (D)
             6.250%, due 06/15/13............................................................      1,327,583
                                                                                                 -----------
                                                                                                   5,962,614
                                                                                                 -----------

Par Value                                                                                      Value (Note 2)
---------                                                                                      --------------
             PIPELINE - 0.33%
$  775,000   KN Energy, Inc. (O)
             7.250%, due 03/01/28............................................................  $     744,276
 1,600,000   Panhandle Eastern Pipe Line
             4.800%, due 08/15/08............................................................      1,585,627
                                                                                                 -----------
                                                                                                   2,329,903
                                                                                                 -----------
             REAL ESTATE INVESTMENT TRUSTS - 0.82%
 2,685,000   Equity One, Inc.
             3.875%, due 04/15/09............................................................      2,600,898
 2,400,000   Nationwide Health Properties, Inc.,
             Series D
             8.250%, due 07/01/12............................................................      2,567,050
   530,000   Simon Property Group L.P.
             5.875%, due 03/01/17............................................................        527,063
                                                                                                 -----------
                                                                                                   5,695,011
                                                                                                 -----------
             TELECOMMUNICATIONS - 0.55%
 1,600,000   CenturyTel, Inc.,
             Series F
             6.300%, due 01/15/08............................................................      1,605,379
   960,000   Cisco Systems, Inc.
             5.500%, due 02/22/16............................................................        936,776
 1,325,000   Sprint Nextel Corp.
             6.000%, due 12/01/16............................................................      1,256,968
                                                                                                 -----------
                                                                                                   3,799,123
                                                                                                 -----------
             TRANSPORTATION - 0.51%
 1,365,000   Burlington Northern Santa Fe Corp.
             8.125%, due 04/15/20............................................................      1,565,616
   957,000   Norfolk Southern Corp.
             5.590%, due 05/17/25............................................................        870,363
 1,050,000   Norfolk Southern Corp.
             7.050%, due 05/01/37............................................................      1,109,280
                                                                                                 -----------
                                                                                                   3,545,259
                                                                                                 -----------
             UTILITIES - 3.17%
 1,250,000   Consumers Energy Co.
             5.650%, due 04/15/20............................................................      1,196,706
 2,000,000   Energy East Corp.
             8.050%, due 11/15/10............................................................      2,139,818
 1,300,000   Illinois Power Co.
             7.500%, due 06/15/09............................................................      1,325,922
 1,555,000   Indianapolis Power & Light Co. (C)
             6.050%, due 10/01/36............................................................      1,480,696
 4,000,000   Midamerican Energy Co.
             5.650%, due 07/15/12............................................................      4,003,380
 1,600,000   Nevada Power Co.,
             Series R
             6.750%, due 07/01/37............................................................      1,624,216



--------------------------------------------------------------------------------
50

                See accompanying Notes to Financial Statements.

DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Par Value                                                                                      Value (Note 2)
---------                                                                                      --------------
             UTILITIES (CONTINUED)
$1,460,000   New York State Electric & Gas Corp.
             4.375%, due 11/15/07............................................................  $   1,453,442
 1,365,000   Pacific Gas & Electric Co.
             6.050%, due 03/01/34............................................................      1,322,260
 2,000,000   Progress Energy, Inc.
             7.750%, due 03/01/31............................................................      2,312,238
   474,000   Sierra Pacific Power Co.,
             Series M
             6.000%, due 05/15/16............................................................        464,883
 1,500,000   Southern Power Co./GA,
             Series B
             6.250%, due 07/15/12............................................................      1,533,624
   835,000   Southwestern Electric Power Co.,
             Series E
             5.550%, due 01/15/17............................................................        803,039
 2,400,000   Westar Energy, Inc.
             6.000%, due 07/01/14............................................................      2,410,157
                                                                                                 -----------
                                                                                                  22,070,381
                                                                                                 -----------
             TOTAL CORPORATE NOTES AND BONDS
             ( Cost $110,654,685 )...........................................................    108,518,302

MORTGAGE BACKED - 14.87%
-------------------------------------------------------------------------------------------------------------
             FEDERAL HOME LOAN MORTGAGE CORP. - 1.48%
   103,271   8.000%, due 06/01/30
             Pool # C01005...................................................................        108,849
   432,372   6.500%, due 01/01/32
             Pool # C62333...................................................................        441,140
   107,875   6.500%, due 03/01/32
             Pool # C65648...................................................................        109,866
 4,487,111   5.000%, due 07/01/33
             Pool # A11325...................................................................      4,228,032
   489,654   6.000%, due 10/01/34
             Pool # A28439...................................................................        486,815
   425,250   6.000%, due 10/01/34
             Pool # A28598...................................................................        422,784
   346,717   5.000%, due 04/01/35
             Pool # A32314...................................................................        325,849
   672,349   5.000%, due 04/01/35
             Pool # A32315...................................................................        631,882
   531,922   5.000%, due 04/01/35
             Pool # A32316...................................................................        499,907
   279,704   5.000%, due 04/01/35
             Pool # A32509...................................................................        262,870
 2,974,935   5.000%, due 01/01/37
             Pool # A56371...................................................................      2,790,924
                                                                                                 -----------
                                                                                                  10,308,918
                                                                                                 -----------

Par Value                                                                                      Value (Note 2)
---------                                                                                      --------------
MORTGAGE BACKED (CONTINUED)
-------------------------------------------------------------------------------------------------------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 13.36%
$1,683,766   4.000%, due 04/01/15
             Pool # 255719...................................................................  $   1,606,414
 1,845,145   5.500%, due 04/01/16
             Pool # 745444...................................................................      1,823,543
   470,604   6.000%, due 05/01/16
             Pool # 582558...................................................................        473,410
 2,822,616   5.000%, due 12/01/17
             Pool # 672243...................................................................      2,737,867
 2,592,796   4.500%, due 09/01/20
             Pool # 835465...................................................................      2,461,427
   505,953   6.000%, due 05/01/21
             Pool # 253847...................................................................        508,094
    89,413   7.000%, due 12/01/29
             Pool # 762813...................................................................         92,583
   250,627   7.000%, due 11/01/31
             Pool # 607515...................................................................        259,761
     2,896   7.000%, due 04/01/32
             Pool # 641518...................................................................          2,999
   251,310   7.000%, due 05/01/32
             Pool # 644591...................................................................        260,469
 1,508,375   6.500%, due 06/01/32
             Pool # 545691...................................................................      1,535,090
 1,388,834   6.500%, due 09/01/33
             Pool # 737582...................................................................      1,411,200
 1,890,611   5.500%, due 10/01/33
             Pool # 254904...................................................................      1,831,798
 6,899,797   5.500%, due 11/01/33
             Pool # 555880...................................................................      6,685,158
 5,087,656   5.000%, due 05/01/34
             Pool # 780890...................................................................      4,787,138
    41,518   7.000%, due 07/01/34
             Pool # 792636...................................................................         42,817
   774,517   5.500%, due 08/01/34
             Pool # 793647...................................................................        749,876
 3,556,719   5.500%, due 03/01/35
             Pool # 815976...................................................................      3,439,105
 1,622,991   5.500%, due 07/01/35
             Pool # 825283...................................................................      1,569,322
 1,053,215   5.500%, due 08/01/35
             Pool # 826872...................................................................      1,018,387
 1,657,781   5.000%, due 09/01/35
             Pool # 820347...................................................................      1,557,559
 1,748,832   5.000%, due 09/01/35
             Pool # 835699...................................................................      1,643,105
 2,292,643   5.000%, due 10/01/35
             Pool # 797669...................................................................      2,154,041



--------------------------------------------------------------------------------
                                                                              51

                See accompanying Notes to Financial Statements.

DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Par Value                                                                                      Value (Note 2)
---------                                                                                      --------------
MORTGAGE BACKED (CONTINUED)
-------------------------------------------------------------------------------------------------------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$2,030,774   5.500%, due 10/01/35
             Pool # 836912...................................................................  $   1,963,620
 2,334,832   5.000%, due 12/01/35
             Pool # 850561...................................................................      2,193,679
 4,077,884   5.500%, due 12/01/35
             Pool # 844583...................................................................      3,943,036
   872,818   5.500%, due 02/01/36
             Pool # 851330...................................................................        843,956
 3,092,122   5.500%, due 09/01/36
             Pool # 831820...................................................................      2,983,765
 4,287,049   6.000%, due 09/01/36
             Pool # 831741...................................................................      4,243,568
   965,767   5.500%, due 10/01/36
             Pool # 896340...................................................................        931,924
 4,192,301   5.500%, due 10/01/36
             Pool # 901723...................................................................      4,045,390
 2,797,834   6.500%, due 10/01/36
             Pool # 894118...................................................................      2,825,046
 3,397,115   6.000%, due 11/01/36
             Pool # 902510...................................................................      3,370,240
 3,957,386   5.500%, due 12/01/36
             Pool # 902853...................................................................      3,818,707
 3,893,869   5.500%, due 12/01/36
             Pool # 903059...................................................................      3,757,417
 3,896,823   5.500%, due 12/01/36
             Pool # 907512...................................................................      3,760,267
 3,744,207   5.500%, due 12/01/36
             Pool # 907635...................................................................      3,612,999
 3,513,317   6.000%, due 12/01/36
             Pool # 903002...................................................................      3,477,683
 3,135,764   5.500%, due 01/01/37
             Pool # 906268...................................................................      3,025,878
 2,901,446   5.500%, due 05/01/37
             Pool # 899323...................................................................      2,798,414
 2,910,000   5.500%, due 07/01/37
             Pool # 938197 (H)...............................................................      2,806,718
                                                                                                 -----------
                                                                                                  93,053,470
                                                                                                 -----------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.03%
   234,398   6.500%, due 04/20/31
             Pool # 003068...................................................................        239,448
                                                                                                 -----------
             TOTAL MORTGAGE BACKED
             ( Cost $106,251,579 )...........................................................    103,601,836

Par Value                                                                                      Value (Note 2)
---------                                                                                      --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 11.58%
-------------------------------------------------------------------------------------------------------------
             FEDERAL HOME LOAN MORTGAGE CORP. - 0.47%
$3,400,000   4.500%, due 01/15/14 (O)........................................................  $   3,240,479
             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.50%
 2,400,000   3.800%, due 01/18/08............................................................      2,379,660
 2,250,000   4.000%, due 09/02/08............................................................      2,217,802
   750,000   5.250%, due 08/01/12 (O)........................................................        743,561
 2,400,000   4.625%, due 10/15/14 (O)........................................................      2,290,541
 2,500,000   6.625%, due 11/15/30 (O)........................................................      2,817,378
                                                                                                 -----------
                                                                                                  10,448,942
                                                                                                 -----------
             U.S. TREASURY BONDS - 1.78%
10,570,000   6.625%, due 02/15/27 (O)........................................................     12,381,761
                                                                                                 -----------
             U.S. TREASURY NOTES - 7.83%
 1,125,000   2.750%, due 08/15/07 (O)........................................................      1,122,100
 1,300,000   4.000%, due 08/31/07 (O)........................................................      1,298,071
 1,725,000   4.625%, due 02/29/08 (O)........................................................      1,720,284
 1,795,000   4.875%, due 04/30/08............................................................      1,792,616
 5,175,000   3.000%, due 02/15/09 (O)........................................................      5,019,750
   700,000   2.625%, due 03/15/09 (O)........................................................        673,914
 1,400,000   4.875%, due 05/31/09 (O)........................................................      1,399,563
 3,250,000   3.875%, due 05/15/10 (O)........................................................      3,162,403
   670,000   3.875%, due 09/15/10 (O)........................................................        650,005
   500,000   4.500%, due 11/15/10 (O)........................................................        493,984
   500,000   4.750%, due 03/31/11 (O)........................................................        497,226
 4,900,000   4.875%, due 04/30/11 (O)........................................................      4,892,728
 6,150,000   4.625%, due 12/31/11 (O)........................................................      6,073,605
 3,400,000   4.625%, due 02/29/12 (O)........................................................      3,356,439
 3,000,000   4.875%, due 06/30/12 (H)........................................................      2,991,798
 5,500,000   4.000%, due 11/15/12 (O)........................................................      5,272,696
 1,980,000   3.625%, due 05/15/13 (O)........................................................      1,851,146
   310,000   4.000%, due 02/15/14 (O)........................................................        293,459
 7,550,000   4.500%, due 02/15/16 (O)........................................................      7,276,901
 1,100,000   4.625%, due 02/15/17 (O)........................................................      1,065,282
 3,830,000   4.500%, due 05/15/17 (O)........................................................      3,672,012
                                                                                                 -----------
                                                                                                  54,575,982
                                                                                                 -----------
             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
             ( Cost $81,592,451 )............................................................     80,647,164

CERTIFICATE OF DEPOSIT - 0.99%
-------------------------------------------------------------------------------------------------------------
 6,881,450   State Street Eurodollar
             2.800%, due 07/02/07............................................................      6,881,450
                                                                                                 -----------
             TOTAL CERTIFICATE OF DEPOSIT
             ( Cost $6,881,450 ).............................................................      6,881,450



--------------------------------------------------------------------------------
52

                See accompanying Notes to Financial Statements.

DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Par Value                                                                                      Value (Note 2)
---------                                                                                      --------------
Shares
------
INVESTMENT COMPANIES - 4.50%
-------------------------------------------------------------------------------------------------------------
         1   Columbia Funds Series Trust -
             Columbia Cash Reserves..........................................................              1
         1   J.P. Morgan Prime Money Market Fund.............................................              1
31,383,568   SSgA Prime Money Market Fund (N)................................................     31,383,568
                                                                                                 -----------
             TOTAL INVESTMENT COMPANIES
             ( Cost $31,383,570 )............................................................     31,383,570

COLLATERAL FOR SECURITIES ON LOAN - 11.55%
-------------------------------------------------------------------------------------------------------------
80,427,551   State Street Navigator Securities
             Lending Prime Portfolio (I).....................................................     80,427,551
                                                                                                 -----------
             TOTAL COLLATERAL FOR SECURITIES ON LOAN
             ( Cost $80,427,551 )............................................................     80,427,551

TOTAL INVESTMENTS - 111.93%
-------------------------------------------------------------------------------------------------------------
( Cost $742,836,829** ).........................................................................  779,768,484

NET OTHER ASSETS AND LIABILITIES - (11.93)%
-------------------------------------------------------------------------------------------------------------
                                                                                                 (83,128,161)

TOTAL NET ASSETS - 100.00%
-------------------------------------------------------------------------------------------------------------
                                                                                               $ 696,640,323
-------------------------------------------------------------------------------------------------------------

  **   Aggregate cost for Federal tax purposes was
       $743,487,868.
 (C)   Security sold within terms of a private
       placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.
 (D)   Notes and bonds, issued by foreign entities,
       denominated in U.S. dollars. The aggregate of these securities is 0.78% of total net assets.
 (G)   Floating rate or variable rate note. Rate shown
       is as of June 30, 2007.
 (H)   Security purchased on a delayed delivery or
       when-issued basis. Rate shown is at issue date.
 (I)   Represents investments of cash collateral
       received in connection with securities lending.
 (M)   Stated interest rate is contingent upon sufficient
       collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.
 (N)   Security segregated for forward or when-issued
       purchase commitments outstanding as of June 30, 2007.
 (O)   All (or portion of security) on loan.
 ADR   American Depositary Receipt.
 PLC   Public Limited Company.
 REIT  Real Estate Investment Trust.

       The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.


--------------------------------------------------------------------------------
                                                                              53

                See accompanying Notes to Financial Statements.

LARGE CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
COMMON STOCKS - 98.92%
-------------------------------------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 7.66%
   105,400   CBS Corp.,
             Class B.........................................................................  $    3,511,928
   514,643   Comcast Corp.,
             Class A *.......................................................................      14,471,747
   300,600   Gap, Inc. ......................................................................       5,741,460
   257,100   Home Depot, Inc. ...............................................................      10,116,885
   180,700   Lowe's Cos., Inc. (O)...........................................................       5,545,683
    80,700   Macy's, Inc. ...................................................................       3,210,246
   169,539   McDonald's Corp. ...............................................................       8,605,800
   126,800   News Corp.,
             Class A.........................................................................       2,689,428
   182,400   Nike, Inc.,
             Class B.........................................................................      10,632,096
    51,900   Sears Holdings Corp. *..........................................................       8,797,050
    70,600   Tiffany & Co. ..................................................................       3,746,036
 1,021,000   Time Warner, Inc. ..............................................................      21,481,840
   205,600   Walt Disney Co. ................................................................       7,019,184
                                                                                                  -----------
                                                                                                  105,569,383
                                                                                                  -----------
             CONSUMER STAPLES - 7.87%
   274,500   Altria Group, Inc. .............................................................      19,253,430
   130,400   Archer-Daniels-Midland Co. .....................................................       4,314,936
   158,700   Coca-Cola Co. ..................................................................       8,301,597
   100,900   Costco Wholesale Corp. .........................................................       5,904,668
   132,700   CVS Caremark Corp. .............................................................       4,836,915
   173,000   General Mills, Inc. ............................................................      10,106,660
    68,200   Kellogg Co. ....................................................................       3,532,078
    45,300   Kimberly-Clark Corp. ...........................................................       3,030,117
   317,557   Kraft Foods, Inc.,
             Class A.........................................................................      11,193,884
   393,900   Procter & Gamble Co. ...........................................................      24,102,741
   288,900   Wal-Mart Stores, Inc. ..........................................................      13,898,979
                                                                                                  -----------
                                                                                                  108,476,005
                                                                                                  -----------
             ENERGY - 14.41%
    76,600   Anadarko Petroleum Corp. .......................................................       3,982,434
   122,100   Apache Corp. ...................................................................       9,962,139
    62,400   Cameron International Corp. *...................................................       4,459,728
   438,846   Chevron Corp. ..................................................................      36,968,387
   369,400   ConocoPhillips..................................................................      28,997,900
   155,500   Devon Energy Corp. .............................................................      12,174,095
    81,200   EOG Resources, Inc. ............................................................       5,932,472
   670,000   Exxon Mobil Corp. ..............................................................      56,199,600
   217,000   Marathon Oil Corp. .............................................................      13,011,320
   255,400   Occidental Petroleum Corp. .....................................................      14,782,552
   105,650   Spectra Energy Corp. ...........................................................       2,742,674
    45,200   Valero Energy Corp. ............................................................       3,338,472

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
             ENERGY (CONTINUED)
   107,800   Williams Cos., Inc. ............................................................  $    3,408,636
    44,800   XTO Energy, Inc. ...............................................................       2,692,480
                                                                                                  -----------
                                                                                                  198,652,889
                                                                                                  -----------
             FINANCIALS - 30.59%
   180,326   Allstate Corp. .................................................................      11,091,852
   438,400   American International Group, Inc. .............................................      30,701,152
   752,242   Bank of America Corp. ..........................................................      36,777,112
     9,600   Bear Stearns Cos., Inc. ........................................................       1,344,000
 1,021,914   Citigroup, Inc. ................................................................      52,413,969
    55,100   Equity Residential, REIT........................................................       2,514,213
   189,500   Federal Home Loan Mortgage Corp. ...............................................      11,502,650
   110,100   General Growth Properties, Inc., REIT...........................................       5,829,795
    63,500   Goldman Sachs Group, Inc. ......................................................      13,763,625
    42,300   Hartford Financial Services Group, Inc. ........................................       4,166,973
   620,188   JPMorgan Chase & Co. ...........................................................      30,048,109
   125,300   Keycorp.........................................................................       4,301,549
    44,300   Legg Mason, Inc. ...............................................................       4,358,234
    98,200   Lehman Brothers Holdings, Inc. .................................................       7,317,864
    39,300   Lincoln National Corp. .........................................................       2,788,335
    29,000   M&T Bank Corp. .................................................................       3,100,100
   110,200   Marshall & Ilsley Corp. (O).....................................................       5,248,826
   138,400   Mellon Financial Corp. .........................................................       6,089,600
   145,600   Merrill Lynch & Co., Inc. ......................................................      12,169,248
   150,900   MetLife, Inc. ..................................................................       9,730,032
   201,900   Morgan Stanley (L)..............................................................      16,958,542
   193,300   National City Corp. (O).........................................................       6,440,756
    51,100   Prologis, REIT..................................................................       2,907,590
   194,400   Prudential Financial, Inc. .....................................................      18,901,512
   133,723   Regions Financial Corp. ........................................................       4,426,231
    29,700   Simon Property Group, Inc., REIT................................................       2,763,288
    57,100   SL Green Realty Corp., REIT.....................................................       7,074,119
   104,300   SunTrust Banks, Inc. ...........................................................       8,942,682
   146,400   Travelers Cos., Inc. ...........................................................       7,832,400
   416,500   U.S. Bancorp....................................................................      13,723,675
   261,900   Unum Group......................................................................       6,838,209
    78,400   Vornado Realty Trust, REIT......................................................       8,611,456
   383,600   Wachovia Corp. .................................................................      19,659,500
    88,000   Washington Mutual, Inc. (O).....................................................       3,752,320
   785,300   Wells Fargo & Co. ..............................................................      27,619,001
    84,300   XL Capital, Ltd. ...............................................................       7,105,647
    39,000   Zions Bancorporation............................................................       2,999,490
                                                                                                  -----------
                                                                                                  421,813,656
                                                                                                  -----------



--------------------------------------------------------------------------------
54

                See accompanying Notes to Financial Statements.

LARGE CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
             HEALTH CARE - 8.31%
   168,100   Abbott Laboratories.............................................................  $    9,001,755
    27,700   Aetna, Inc. ....................................................................       1,368,380
   219,400   Boston Scientific Corp. *.......................................................       3,365,596
   109,600   Bristol-Myers Squibb Co. .......................................................       3,458,976
    58,500   Cardinal Health, Inc. ..........................................................       4,132,440
    52,400   Cigna Corp. ....................................................................       2,736,328
    91,000   Eli Lilly & Co. ................................................................       5,085,080
   327,100   Johnson & Johnson...............................................................      20,155,902
    72,300   LifePoint Hospitals, Inc. *.....................................................       2,796,564
    19,700   Medco Health Solutions, Inc. *..................................................       1,536,403
   307,500   Merck & Co., Inc. ..............................................................      15,313,500
   892,200   Pfizer, Inc. ...................................................................      22,813,554
    40,100   Thermo Fisher Scientific, Inc. *................................................       2,073,972
    53,200   UnitedHealth Group, Inc. .......................................................       2,720,648
    62,500   WellPoint, Inc. *...............................................................       4,989,375
   228,600   Wyeth...........................................................................      13,107,924
                                                                                                  -----------
                                                                                                  114,656,397
                                                                                                  -----------
             INDUSTRIALS - 9.76%
    58,700   3M Co. .........................................................................       5,094,573
    47,500   CSX Corp. ......................................................................       2,141,300
    47,100   Deere & Co. ....................................................................       5,686,854
    65,700   Eaton Corp. ....................................................................       6,110,100
    85,800   Emerson Electric Co. ...........................................................       4,015,440
    88,900   General Dynamics Corp. .........................................................       6,953,758
 1,577,700   General Electric Co. ...........................................................      60,394,356
    62,400   Honeywell International, Inc. ..................................................       3,511,872
   146,500   Masco Corp. ....................................................................       4,170,855
    49,400   Norfolk Southern Corp. .........................................................       2,596,958
    75,600   Parker Hannifin Corp. ..........................................................       7,401,996
    64,900   Raytheon Co. ...................................................................       3,497,461
   353,900   Tyco International, Ltd. .......................................................      11,958,281
    23,800   Union Pacific Corp. ............................................................       2,740,570
   117,000   United Technologies Corp. ......................................................       8,298,810
                                                                                                  -----------
                                                                                                  134,573,184
                                                                                                  -----------
             INFORMATION TECHNOLOGY - 4.18%
   115,800   Adobe Systems, Inc. *...........................................................       4,649,370
    85,400   Automatic Data Processing, Inc. ................................................       4,139,338
    92,000   Computer Sciences Corp. *.......................................................       5,441,800
   232,400   EMC Corp./Massachusetts *.......................................................       4,206,440
    76,135   Hewlett-Packard Co. ............................................................       3,397,144
   100,700   International Business Machines
             Corp. (O).......................................................................      10,598,675

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
             INFORMATION TECHNOLOGY (CONTINUED)
    54,300   Lexmark International, Inc.,
             Class A (O)*....................................................................  $    2,677,533
   122,300   Maxim Integrated Products, Inc. ................................................       4,086,043
   116,300   Microsoft Corp. ................................................................       3,427,361
   499,200   Motorola, Inc. .................................................................       8,835,840
   135,000   Symantec Corp. *................................................................       2,727,000
   183,000   Xerox Corp. *...................................................................       3,381,840
                                                                                                  -----------
                                                                                                   57,568,384
                                                                                                  -----------
             MATERIALS - 4.00%
    92,500   Air Products & Chemicals, Inc. .................................................       7,434,225
   232,200   Alcoa, Inc. ....................................................................       9,411,066
   170,200   Dow Chemical Co. ...............................................................       7,526,244
   134,400   E.I. Du Pont de Nemours & Co. ..................................................       6,832,896
    32,696   Freeport-McMoRan Copper & Gold, Inc. ...........................................       2,707,883
    70,200   Nucor Corp. ....................................................................       4,117,230
   103,800   PPG Industries, Inc. ...........................................................       7,900,218
   117,500   Weyerhaeuser Co. ...............................................................       9,274,275
                                                                                                  -----------
                                                                                                   55,204,037
                                                                                                  -----------
             TELECOMMUNICATION SERVICES - 6.46%
    62,500   Alltel Corp. ...................................................................       4,221,875
 1,150,387   AT&T, Inc. .....................................................................      47,741,060
   382,400   Sprint Nextel Corp. ............................................................       7,919,504
    99,800   TELUS Corp. ....................................................................       5,880,216
   409,935   Verizon Communications, Inc. ...................................................      16,877,024
   439,763   Windstream Corp. (O)............................................................       6,490,902
                                                                                                  -----------
                                                                                                   89,130,581
                                                                                                  -----------
             UTILITIES - 5.68%
    67,700   Dominion Resources, Inc./VA.....................................................       5,843,187
   308,700   Duke Energy Corp. ..............................................................       5,649,210
   185,500   Edison International............................................................      10,410,260
    94,700   Entergy Corp. ..................................................................      10,166,045
    81,700   Exelon Corp. ...................................................................       5,931,420
   101,300   FirstEnergy Corp. ..............................................................       6,557,149
   153,900   FPL Group, Inc. ................................................................       8,732,286
   142,100   Mirant Corp. *..................................................................       6,060,565
   234,800   PG&E Corp. .....................................................................      10,636,440
    48,100   Public Service Enterprise Group, Inc. ..........................................       4,222,218
   120,200   Southern Co. ...................................................................       4,121,658
                                                                                                  -----------
                                                                                                   78,330,438
                                                                                                  -----------
             TOTAL COMMON STOCKS
             ( Cost $1,017,419,996 ).........................................................   1,363,974,954
                                                                                                  -----------



--------------------------------------------------------------------------------
                                                                              55

                See accompanying Notes to Financial Statements.

LARGE CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
INVESTMENT COMPANIES - 1.44%
-------------------------------------------------------------------------------------------------------------
         1   Columbia Funds Series Trust - Columbia
             Cash Reserves...................................................................  $            1
         2   J.P. Morgan Prime Money Market Fund.............................................               2
19,875,352   SSgA Prime Money Market Fund....................................................      19,875,352
                                                                                                  -----------
             TOTAL INVESTMENT COMPANIES
             ( Cost $19,875,355 )............................................................      19,875,355
                                                                                                  -----------

COLLATERAL FOR SECURITIES ON LOAN - 1.72%
-------------------------------------------------------------------------------------------------------------
23,700,335   State Street Navigator Securities Lending
             Prime Portfolio (I).............................................................      23,700,335
                                                                                                  -----------
             TOTAL COLLATERAL FOR SECURITIES ON LOAN
             ( Cost $23,700,335).............................................................      23,700,335

TOTAL INVESTMENTS - 102.08%
-------------------------------------------------------------------------------------------------------------
( Cost $1,060,995,686** ).....................................................................  1,407,550,644

NET OTHER ASSETS AND LIABILITIES - (2.08)%
-------------------------------------------------------------------------------------------------------------
                                                                                                  (28,735,481)

TOTAL NET ASSETS - 100.00%
-------------------------------------------------------------------------------------------------------------
                                                                                               $1,378,815,163
-------------------------------------------------------------------------------------------------------------

   *   Non-income producing.
  ** Aggregate cost for Federal tax purposes was $1,061,150,962.
 (I) Represents investments of cash collateral received in connection with securities lending.
 (L) Security valued at fair value using methods determined in good faith by or at the discretion of the Board of Trustees (see note 2).
 (O)   All (or portion of security) on loan.
 REIT  Real Estate Investment Trust.

       The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.



--------------------------------------------------------------------------------
56

                See accompanying Notes to Financial Statements.

LARGE CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
COMMON STOCKS - 99.51%
-------------------------------------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 10.45%
    31,900   Bed Bath & Beyond, Inc. *.......................................................  $   1,148,081
    20,900   Best Buy Co., Inc. .............................................................        975,403
   234,300   Cheesecake Factory (O)*.........................................................      5,745,036
    46,200   Coach, Inc. *...................................................................      2,189,418
   246,750   Comcast Corp.,
             Class A *.......................................................................      6,938,610
    38,700   Harley-Davidson, Inc. (O).......................................................      2,306,907
    61,700   Home Depot, Inc. ...............................................................      2,427,895
    43,100   J Crew Group, Inc. (O)*.........................................................      2,331,279
    29,800   Kohl's Corp. *..................................................................      2,116,694
    15,400   Las Vegas Sands Corp. (O)*......................................................      1,176,406
   126,300   Lowe's Cos., Inc. ..............................................................      3,876,147
   105,300   News Corp.,
             Class A.........................................................................      2,233,413
   164,600   Nike, Inc.,
             Class B.........................................................................      9,594,534
    32,400   Omnicom Group, Inc. ............................................................      1,714,608
    89,200   Panera Bread Co.,
             Class A (O)*....................................................................      4,108,552
    61,800   Starbucks Corp. *...............................................................      1,621,632
    61,500   Target Corp. ...................................................................      3,911,400
    34,800   Tiffany & Co. ..................................................................      1,846,488
    64,800   Time Warner, Inc. ..............................................................      1,363,392
   100,550   Viacom, Inc.,
             Class B *.......................................................................      4,185,897
    51,500   Walt Disney Co. ................................................................      1,758,210
   303,700   XM Satellite Radio Holdings, Inc.,
             Class A (O)*....................................................................      3,574,549
    77,400   Yum! Brands, Inc. ..............................................................      2,532,528
                                                                                                 -----------
                                                                                                  69,677,079
                                                                                                 -----------
             CONSUMER STAPLES - 9.04%
   132,800   Altria Group, Inc. .............................................................      9,314,592
    26,800   Anheuser-Busch Cos., Inc. ......................................................      1,397,888
   125,600   Coca-Cola Co. ..................................................................      6,570,136
    60,800   Colgate-Palmolive Co. ..........................................................      3,942,880
    76,400   Costco Wholesale Corp. .........................................................      4,470,928
    80,200   CVS Caremark Corp. .............................................................      2,923,290
   170,100   PepsiCo, Inc. ..................................................................     11,030,985
    80,400   Procter & Gamble Co. ...........................................................      4,919,676
   112,000   Walgreen Co. ...................................................................      4,876,480
   226,000   Wal-Mart Stores, Inc. ..........................................................     10,872,860
                                                                                                 -----------
                                                                                                  60,319,715
                                                                                                 -----------
             ENERGY - 7.67%
    29,500   Baker Hughes, Inc. .............................................................      2,481,835
    40,500   Cameron International Corp. (O)*................................................      2,894,535
    28,000   Denbury Resources, Inc. *.......................................................      1,050,000

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
             ENERGY (CONTINUED)
     8,800   Dresser-Rand Group, Inc. *......................................................  $     347,600
    17,000   ENSCO International, Inc. ......................................................      1,037,170
    34,800   EOG Resources, Inc. ............................................................      2,542,488
   100,600   Exxon Mobil Corp. ..............................................................      8,438,328
    57,900   Halliburton Co. ................................................................      1,997,550
    66,400   Marathon Oil Corp. .............................................................      3,981,344
    33,600   Noble Corp. ....................................................................      3,276,672
    27,400   Peabody Energy Corp. ...........................................................      1,325,612
    15,700   Quicksilver Resources, Inc. (O)*................................................        699,906
   102,200   Schlumberger, Ltd. .............................................................      8,680,868
    25,000   Transocean, Inc. *..............................................................      2,649,500
    49,600   Valero Energy Corp. ............................................................      3,663,456
    30,700   Weatherford International, Ltd. *...............................................      1,695,868
    72,733   XTO Energy, Inc. ...............................................................      4,371,253
                                                                                                 -----------
                                                                                                  51,133,985
                                                                                                 -----------
             FINANCIALS - 6.06%
   113,300   American Express Co. ...........................................................      6,931,694
    18,800   American International Group, Inc. .............................................      1,316,564
    10,600   BlackRock, Inc./New York (O)....................................................      1,659,854
    24,400   Cbot Holdings, Inc.,
             Class A (O)*....................................................................      5,041,040
    81,800   Charles Schwab Corp. ...........................................................      1,678,536
     3,300   Chicago Mercantile Exchange
             Holdings, Inc.,
             Class A.........................................................................      1,763,388
    62,500   Citigroup, Inc. ................................................................      3,205,625
    23,200   Goldman Sachs Group, Inc. ......................................................      5,028,600
    23,600   Janus Capital Group, Inc. ......................................................        657,024
     6,000   Jones Lang LaSalle, Inc. .......................................................        681,000
    23,400   Legg Mason, Inc. ...............................................................      2,302,092
   112,500   Mellon Financial Corp. .........................................................      4,950,000
    15,200   Merrill Lynch & Co., Inc. ......................................................      1,270,416
    12,300   NYSE Euronext (O)...............................................................        905,526
    17,700   Prologis, REIT..................................................................      1,007,130
    38,700   T Rowe Price Group, Inc. .......................................................      2,008,143
                                                                                                 -----------
                                                                                                  40,406,632
                                                                                                 -----------
             HEALTH CARE - 19.81%
   173,100   Abbott Laboratories.............................................................      9,269,505
    44,900   Aetna, Inc. ....................................................................      2,218,060
    75,800   Allergan, Inc. .................................................................      4,369,112
   138,626   Amgen, Inc. *...................................................................      7,664,632
    56,700   Amylin Pharmaceuticals, Inc. (O)*...............................................      2,333,772
    30,400   Baxter International, Inc. .....................................................      1,712,736
   179,900   Bristol-Myers Squibb Co. .......................................................      5,677,644



--------------------------------------------------------------------------------
                                                                              57

                See accompanying Notes to Financial Statements.

LARGE CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
             HEALTH CARE (CONTINUED)
    47,700   Cardinal Health, Inc. ..........................................................  $   3,369,528
    47,000   Eli Lilly & Co. ................................................................      2,626,360
    20,200   Express Scripts, Inc. *.........................................................      1,010,202
   164,200   Genentech, Inc. *...............................................................     12,423,372
    61,000   Gen-Probe, Inc. *...............................................................      3,685,620
    44,100   Genzyme Corp. *.................................................................      2,840,040
    90,800   Gilead Sciences, Inc. *.........................................................      3,520,316
    77,400   Hologic, Inc. (O)*..............................................................      4,280,994
   124,000   Johnson & Johnson...............................................................      7,640,880
    68,100   Medco Health Solutions, Inc. *..................................................      5,311,119
   182,800   Medtronic, Inc. ................................................................      9,480,008
   145,500   Merck & Co., Inc. ..............................................................      7,245,900
    67,900   PDL BioPharma, Inc. (O)*........................................................      1,582,070
   136,100   Schering-Plough Corp. ..........................................................      4,142,884
    29,400   St. Jude Medical, Inc. *........................................................      1,219,806
    29,500   Stryker Corp. ..................................................................      1,861,155
    42,329   Teva Pharmaceutical Industries,
             Ltd., ADR.......................................................................      1,746,071
   152,200   UnitedHealth Group, Inc. .......................................................      7,783,508
    88,000   VCA Antech, Inc. *..............................................................      3,316,720
    23,200   WellPoint, Inc. *...............................................................      1,852,056
    93,873   Wyeth...........................................................................      5,382,678
    77,000   Zimmer Holdings, Inc. *.........................................................      6,536,530
                                                                                                 -----------
                                                                                                 132,103,278
                                                                                                 -----------
             INDUSTRIALS - 10.10%
    46,400   3M Co. .........................................................................      4,027,056
    68,500   Boeing Co. .....................................................................      6,586,960
    30,100   Burlington Northern Santa Fe Corp. .............................................      2,562,714
    94,400   C.H. Robinson Worldwide, Inc. ..................................................      4,957,888
    64,400   Caterpillar, Inc. ..............................................................      5,042,520
    45,600   Corporate Executive Board Co. (O)...............................................      2,959,896
    22,900   Danaher Corp. ..................................................................      1,728,950
    11,200   Deere & Co. ....................................................................      1,352,288
    58,800   Emerson Electric Co. ...........................................................      2,751,840
    23,900   Expeditors International Washington, Inc. ......................................        987,070
    73,200   FedEx Corp. ....................................................................      8,123,004
   271,400   General Electric Co. ...........................................................     10,389,192
    58,500   Honeywell International,
             Inc. ...........................................................................      3,292,380
    12,300   McDermott International, Inc. *.................................................      1,022,376
    14,900   Monster Worldwide, Inc. *.......................................................        612,390
     7,000   Parker Hannifin Corp. ..........................................................        685,370

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
             INDUSTRIALS (CONTINUED)
    25,000   Raytheon Co. ...................................................................  $   1,347,250
    53,200   Stericycle, Inc. (O)*...........................................................      2,365,272
     8,100   Terex Corp. *...................................................................        658,530
    62,700   United Technologies Corp. ......................................................      4,447,311
    15,900   WW Grainger Inc. ...............................................................      1,479,495
                                                                                                 -----------
                                                                                                  67,379,752
                                                                                                 -----------
             INFORMATION TECHNOLOGY - 31.21%
    50,700   Accenture, Ltd. ................................................................      2,174,523
   142,900   Adobe Systems, Inc. *...........................................................      5,737,435
    43,700   Agilent Technologies, Inc. *....................................................      1,679,828
    67,100   Apple, Inc. *...................................................................      8,188,884
    48,200   Automatic Data Processing, Inc. ................................................      2,336,254
    44,800   Broadcom Corp.,
             Class A *.......................................................................      1,310,400
   835,300   Cisco Systems, Inc. *...........................................................     23,263,105
    20,000   Citrix Systems, Inc. *..........................................................        673,400
    71,200   Corning, Inc. *.................................................................      1,819,160
   170,800   Dell, Inc. *....................................................................      4,876,340
   147,400   eBay, Inc. *....................................................................      4,743,332
    40,100   Electronic Arts, Inc. *.........................................................      1,897,532
   356,800   EMC Corp./Massachusetts *.......................................................      6,458,080
    63,421   Fiserv, Inc. *..................................................................      3,602,313
    16,400   Global Payments, Inc. ..........................................................        650,260
    46,000   Google, Inc.,
             Class A *.......................................................................     24,075,480
   192,000   Hewlett-Packard Co. ............................................................      8,567,040
   468,500   Intel Corp. ....................................................................     11,131,560
   129,200   International Business Machines
             Corp. (O).......................................................................     13,598,300
    72,600   Kla-Tencor Corp. (O)............................................................      3,989,370
    13,200   Lexmark International, Inc.,
             Class A (O)*....................................................................        650,892
   131,900   Maxim Integrated Products, Inc. ................................................      4,406,779
    16,800   MEMC Electronic Materials, Inc. *...............................................      1,026,816
    97,000   Micron Technology, Inc. *.......................................................      1,215,410
   827,100   Microsoft Corp. ................................................................     24,374,637
    93,200   Motorola, Inc. .................................................................      1,649,640
    35,100   Network Appliance, Inc. *.......................................................      1,024,920
   224,200   Nokia OYJ, ADR..................................................................      6,302,262
   551,800   Oracle Corp. *..................................................................     10,875,978
   250,500   Qualcomm, Inc. .................................................................     10,869,195
    53,900   SanDisk Corp. *.................................................................      2,637,866
    20,300   Silicon Laboratories, Inc. (O)*.................................................        702,583
   160,300   Texas Instruments, Inc. ........................................................      6,032,089
    85,200   Trimble Navigation, Ltd. *......................................................      2,743,440



--------------------------------------------------------------------------------
58

                See accompanying Notes to Financial Statements.

LARGE CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY (CONTINUED)
   106,100   Yahoo!, Inc. *..................................................................  $   2,878,493
                                                                                                 -----------
                                                                                                 208,163,596
                                                                                                 -----------
             MATERIALS - 2.51%
    26,100   Freeport-McMoRan Copper & Gold,
             Inc.............................................................................      2,161,602
   145,600   Monsanto Co. ...................................................................      9,833,824
   121,700   Nalco Holding Co. ..............................................................      3,340,665
    36,300   Newmont Mining Corp. ...........................................................      1,417,878
                                                                                                 -----------
                                                                                                  16,753,969
                                                                                                 -----------
             TELECOMMUNICATION SERVICES - 2.03%
   406,200   NeuStar, Inc.,
             Class A (O)*....................................................................     11,767,614
    21,500   NII Holdings, Inc. *............................................................      1,735,910
                                                                                                 -----------
                                                                                                  13,503,524
                                                                                                 -----------
             UTILITIES - 0.63%
    24,300   Mirant Corp. *..................................................................      1,036,395
    40,700   Veolia Environment, ADR (O).....................................................      3,191,287
                                                                                                 -----------
                                                                                                   4,227,682
                                                                                                 -----------
             TOTAL COMMON STOCKS
             ( Cost $569,166,811)............................................................    663,669,212

INVESTMENT COMPANIES - 0.63%
-------------------------------------------------------------------------------------------------------------
         1   J.P. Morgan Prime Money Market Fund.............................................              1
 4,197,590   SSgA Prime Money Market Fund....................................................      4,197,590
                                                                                                 -----------
             TOTAL INVESTMENT COMPANIES
             ( Cost $4,197,591 ).............................................................      4,197,591

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
COLLATERAL FOR SECURITIES ON LOAN - 8.06%
-------------------------------------------------------------------------------------------------------------
53,765,117   State Street Navigator Securities
             Lending Prime Portfolio (I).....................................................  $  53,765,117
                                                                                                 -----------
             TOTAL COLLATERAL FOR SECURITIES ON LOAN
             ( Cost $53,765,117 )............................................................     53,765,117

TOTAL INVESTMENTS - 108.20%
-------------------------------------------------------------------------------------------------------------
( Cost $627,129,519** ).........................................................................  721,631,920

NET OTHER ASSETS AND LIABILITIES - (8.20)%
-------------------------------------------------------------------------------------------------------------
                                                                                                 (54,687,161)

TOTAL NET ASSETS - 100.00%
-------------------------------------------------------------------------------------------------------------
                                                                                               $ 666,944,759
-------------------------------------------------------------------------------------------------------------

   *   Non-income producing.
  **   Aggregate cost for Federal tax purposes was
       $628,203,724.
 (I)   Represents investments of cash collateral
       received in connection with securities lending.
 (O)   All (or portion of security) on loan.
 ADR   American Depositary Receipt
 REIT  Real Estate Investment Trust

       The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.



--------------------------------------------------------------------------------
                                                                              59

                See accompanying Notes to Financial Statements.

MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
COMMON STOCKS - 97.13%
-------------------------------------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 13.65%
    14,900   Autoliv, Inc. ..................................................................  $     845,575
     6,800   Black & Decker Corp. (O)........................................................        605,880
    24,500   Cato Corp.,
             Class A (O).....................................................................        554,190
    19,300   Centex Corp. (O)................................................................        781,843
   172,600   Ford Motor Co. (O)..............................................................      1,637,974
    13,600   Fortune Brands, Inc. (O)........................................................      1,121,184
    37,250   Gannett Co., Inc. ..............................................................      2,052,103
   134,000   Gap, Inc. ......................................................................      2,563,420
    27,800   Genuine Parts Co. ..............................................................      1,385,552
    67,700   Goodyear Tire & Rubber Co. (O)*.................................................      2,290,291
    12,500   Harrah's Entertainment, Inc. ...................................................      1,065,500
    28,100   Hibbett Sports, Inc. (O)*.......................................................        757,014
    22,600   J.C. Penney Co., Inc. ..........................................................      1,644,376
    56,600   JOS A Bank Clothiers, Inc. (O)*.................................................      2,410,028
    20,600   KB Home (O).....................................................................        821,734
    18,800   Liberty Media Corp. - Capital,
             Series A *......................................................................      2,189,824
    39,700   Liberty Media Corp.-Interactive *...............................................        891,265
    49,800   Limited Brands, Inc. (O)........................................................      1,390,416
    28,600   Matthews International Corp.,
             Class A (O).....................................................................      1,245,530
    13,900   Modine Manufacturing Co. (O)....................................................        315,808
    44,400   Nike, Inc.,
             Class B.........................................................................      2,588,076
    52,600   O'Reilly Automotive, Inc. (O)*..................................................      1,928,316
    32,200   Pulte Homes, Inc. ..............................................................        729,652
    33,400   Rare Hospitality International,
             Inc. (O)*.......................................................................        888,106
    77,200   Saks, Inc. (O)..................................................................      1,655,168
    13,300   Sears Holdings Corp. *..........................................................      2,241,449
    10,600   Sonic Corp. (O)*................................................................        233,730
    51,600   Stage Stores, Inc. (O)..........................................................      1,116,108
    12,500   Standard-Pacific Corp. (O)......................................................        227,125
    11,000   Starwood Hotels & Resorts Worldwide,
             Inc. ...........................................................................        750,200
    18,700   Talbots, Inc. (O)...............................................................        416,262
    21,900   Tempur-Pedic International, Inc. (O)............................................        563,487
    19,300   Tiffany & Co. ..................................................................      1,014,215
    66,300   TJX Cos., Inc. .................................................................      1,820,598
    34,700   Valassis Communications, Inc. (O)*..............................................        607,250
    15,800   VF Corp. .......................................................................      1,451,862

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
             CONSUMER DISCRETIONARY (CONTINUED)
    43,500   Virgin Media, Inc. (O)..........................................................  $   1,074,450
    63,100   Warner Music Group Corp. (O)....................................................        912,426
     1,900   Washington Post Co.,
             Class B.........................................................................      1,473,241
    33,700   Wyndam Worldwide Corp. *........................................................      1,229,039
                                                                                                 -----------
                                                                                                  49,490,267
                                                                                                 -----------
             CONSUMER STAPLES - 6.61%
    22,500   Altria Group, Inc. .............................................................      1,573,200
    16,900   Bunge, Ltd. ....................................................................      1,387,659
    44,000   Casey's General Stores, Inc. ...................................................      1,218,800
    54,100   ConAgra Foods, Inc. ............................................................      1,460,700
   106,100   Constellation Brands, Inc.,
             Class A (O)*....................................................................      2,650,378
    41,700   Costco Wholesale Corp. (O)......................................................      2,427,774
    48,800   Dean Foods Co. .................................................................      1,525,976
    20,000   Herbalife, Ltd. ................................................................        789,800
    32,800   HJ Heinz Co. ...................................................................      1,554,392
    31,100   Hormel Foods Corp. .............................................................      1,164,695
    27,500   Lance, Inc. (O).................................................................        659,450
    21,500   McCormick & Co., Inc./MD........................................................        826,245
    17,300   Molson Coors Brewing Co.,
             Class B.........................................................................      1,576,376
    70,000   Safeway, Inc. ..................................................................      2,383,500
    31,869   SUPERVALU, Inc. ................................................................      1,458,963
    16,400   Universal Corp./Richmond, VA (O)................................................      1,000,072
     5,900   UST, Inc. (O)...................................................................        313,290
                                                                                                 -----------
                                                                                                  23,971,270
                                                                                                 -----------
             ENERGY - 6.61%
    53,600   Chesapeake Energy Corp. (O).....................................................      1,857,776
    54,000   El Paso Corp. ..................................................................        919,080
    49,800   Forest Oil Corp. *..............................................................      2,111,520
    53,900   Hess Corp. .....................................................................      3,058,286
    21,500   Murphy Oil Corp. ...............................................................      1,264,845
    26,500   Nabors Industries, Ltd. *.......................................................        884,305
    32,500   Newfield Exploration Co. *......................................................      1,470,300
    31,300   Noble Energy, Inc. .............................................................      1,915,560
     9,300   Overseas Shipholding Group (O)..................................................        756,927
    17,400   Pioneer Natural Resources Co. ..................................................        845,118
    19,500   Plains Exploration &
             Production Co. *................................................................        928,200
    22,500   Rowan Cos., Inc. (O)............................................................        902,025
    20,600   Smith International, Inc. ......................................................      1,200,568
    70,800   Spectra Energy Corp. ...........................................................      1,827,348
    23,400   St. Mary Land & Exploration Co. ................................................        840,060
    14,100   Sunoco, Inc. ...................................................................      1,117,002



--------------------------------------------------------------------------------
60

                See accompanying Notes to Financial Statements.

MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
             ENERGY (CONTINUED)
    25,800   Whiting Petroleum Corp. (O)*....................................................  $   1,046,190
    31,700   Williams Cos., Inc. ............................................................      1,004,573
                                                                                                 -----------
                                                                                                  23,949,683
                                                                                                 -----------
             FINANCIALS - 26.62%
    48,300   Ameriprise Financial, Inc. .....................................................      3,114,867
    29,000   AON Corp. ......................................................................      1,225,250
    33,300   Archstone-Smith Trust, REIT.....................................................      1,968,030
    43,500   Ares Capital Corp. (O)..........................................................        741,240
    36,900   Asset Acceptance Capital Corp. (O)..............................................        660,141
    41,576   Associated Banc-Corp. ..........................................................      1,360,782
    59,700   Assured Guaranty, Ltd. .........................................................      1,786,821
    25,700   Bank of America Corp. ..........................................................      1,261,613
     8,800   BlackRock, Inc./New York (O)....................................................      1,397,440
    30,200   Boston Properties, Inc., REIT...................................................      3,089,762
    27,500   Capital One Financial Corp. ....................................................      2,190,925
    27,700   Cincinnati Financial Corp. .....................................................      1,213,814
    68,500   CIT Group, Inc. ................................................................      3,801,750
    40,200   Colonial BancGroup, Inc. .......................................................      1,007,010
    12,600   Cousins Properties, Inc., REIT..................................................        367,038
    16,600   Credit Acceptance Corp. (O)*....................................................        450,192
    12,250   Delphi Financial Group, Inc.,
             Class A.........................................................................        516,215
    25,300   Equity Inns, Inc., REIT (O).....................................................        565,455
    19,400   Equity Residential, REIT........................................................        884,834
    23,200   Everest Re Group, Ltd. .........................................................      2,506,528
    31,000   Federated Investors, Inc.,
             Class B.........................................................................      1,208,070
    21,800   Financial Federal Corp. (O).....................................................        650,294
    10,900   First Midwest Bancorp, Inc./ IL (O).............................................        389,348
    25,600   General Growth Properties,
             Inc., REIT......................................................................      1,356,800
    51,900   Genworth Financial, Inc. .......................................................      1,815,462
    26,500   Hartford Financial Services
             Group, Inc. ....................................................................      2,610,515
    15,200   IndyMac Bancorp, Inc. (O).......................................................        458,432
    28,000   Innkeepers USA Trust, REIT......................................................        496,440
    21,450   International Bancshares Corp. (O)..............................................        557,056
     9,800   IPC Holdings, Ltd. .............................................................        318,794
    67,900   iStar Financial, Inc., REIT.....................................................      3,061,611
    32,800   JPMorgan Chase & Co. ...........................................................      1,605,888
    79,100   Keycorp.........................................................................      2,763,754
    54,300   Kimco Realty Corp., REIT........................................................      2,069,916
    29,600   Legg Mason, Inc. ...............................................................      2,971,840
    26,500   Lincoln National Corp. .........................................................      1,882,560

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
             FINANCIALS (CONTINUED)
    11,600   M&T Bank Corp. .................................................................  $   1,256,628
    18,800   Maguire Properties, Inc., REIT..................................................        648,600
    63,800   Marshall & Ilsley Corp. ........................................................      3,068,780
    13,600   MB Financial, Inc. (O)..........................................................        478,992
    19,000   MBIA, Inc. (O)..................................................................      1,205,930
    49,500   Mellon Financial Corp. (O)......................................................      2,199,780
    16,700   Merrill Lynch & Co., Inc. ......................................................      1,436,534
    33,400   NewAlliance Bancshares, Inc. (O)................................................        496,324
    27,700   PartnerRe, Ltd. ................................................................      2,144,257
    21,900   Platinum Underwriters Holdings, Ltd.
             (Bermuda).......................................................................        773,070
    26,300   Principal Financial Group, Inc. ................................................      1,536,183
    13,700   Prologis, REIT..................................................................        790,079
     6,500   PS Business Parks, Inc., REIT...................................................        406,900
    15,400   Public Storage, REIT............................................................      1,203,048
    40,800   RAIT Investment Trust, REIT (O).................................................      1,091,400
    27,000   Rayonier, Inc., REIT............................................................      1,222,830
    37,200   Realty Income Corp., REIT.......................................................        943,020
    22,000   Reinsurance Group of America,
             Inc. (O)........................................................................      1,331,660
    30,200   RenaissanceRe Holdings, Ltd. ...................................................      1,858,810
    20,900   Safeco Corp. ...................................................................      1,306,250
    12,800   Simon Property Group, Inc., REIT................................................      1,208,448
     9,600   SL Green Realty Corp., REIT.....................................................      1,191,168
    47,600   TCF Financial Corp. (O).........................................................      1,321,852
    15,700   Torchmark Corp. ................................................................      1,056,610
    33,900   Universal American Financial
             Corp. (O)*......................................................................        743,088
    87,500   Unum Group......................................................................      2,297,750
    41,200   U-Store-It Trust, REIT (O)......................................................        679,800
    14,600   Ventas, Inc., REIT..............................................................        526,476
    31,500   Vornado Realty Trust, REIT......................................................      3,467,835
    13,300   Webster Financial Corp. ........................................................        570,703
     9,400   Westamerica Bancorporation (O)..................................................        427,700
    18,500   XL Capital, Ltd. ...............................................................      1,554,000
    22,400   Zions Bancorporation............................................................      1,746,080
                                                                                                 -----------
                                                                                                  96,517,072
                                                                                                 -----------
             HEALTH CARE - 4.18%
    22,900   Abbott Laboratories.............................................................      1,230,188
    37,800   Amsurg Corp. (O)*...............................................................        925,344
    31,300   Applera Corp. - Applied Biosystems
             Group...........................................................................        951,833
     6,200   Bausch & Lomb, Inc. (O).........................................................        427,552
    21,500   Cardinal Health, Inc. ..........................................................      1,518,760



--------------------------------------------------------------------------------
                                                                              61

                See accompanying Notes to Financial Statements.

MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
             HEALTH CARE (CONTINUED)
    31,400   Centene Corp. (O)*..............................................................  $     686,718
    31,300   Charles River Laboratories
             International, Inc. (O)*........................................................      1,611,950
    12,300   Dentsply International, Inc. ...................................................        470,844
    38,100   IMS Health, Inc. ...............................................................      1,222,629
     8,300   Invitrogen Corp. *..............................................................        611,876
    50,200   King Pharmaceuticals, Inc. *....................................................      1,029,100
    40,400   LifePoint Hospitals, Inc. *.....................................................      1,565,096
    13,600   Medco Health Solutions, Inc. *..................................................      1,058,352
    28,300   Omnicare, Inc. (O)..............................................................      1,029,837
     1,400   Orthofix International N.V. *...................................................         64,484
    13,400   Varian, Inc. *..................................................................        743,700
                                                                                                 -----------
                                                                                                  15,148,263
                                                                                                 -----------
             INDUSTRIALS - 12.23%
    38,700   ACCO Brands Corp. (O)*..........................................................        928,413
    14,600   Acuity Brands, Inc. ............................................................        891,330
    61,100   Airtran Holdings, Inc. (O)*.....................................................        665,990
    19,300   Albany International Corp.,
             Class A (O).....................................................................        786,861
    11,200   Avery Dennison Corp. ...........................................................        741,104
    20,025   Belden, Inc. (O)................................................................      1,124,204
    45,700   Carlisle Cos., Inc. ............................................................      2,130,077
    27,100   CSX Corp. ......................................................................      1,217,332
    20,500   Dover Corp. ....................................................................      1,045,500
    26,100   Eaton Corp. ....................................................................      2,416,338
     5,900   Esco Technologies, Inc. *.......................................................        215,340
    10,700   Flowserve Corp. ................................................................        760,770
    12,300   GATX Corp. (O)..................................................................        613,401
    22,187   Genesee & Wyoming, Inc.,
             Class A (O)*....................................................................        663,391
    22,200   Graco, Inc. ....................................................................        887,556
    60,600   Ingersoll-Rand Co., Ltd.,
             Class A.........................................................................      3,318,456
    19,900   ITT Corp. ......................................................................      1,351,210
    39,100   KBR, Inc. *.....................................................................      1,026,766
    27,700   L-3 Communications Holdings, Inc. ..............................................      2,678,867
    26,800   Masco Corp. (O).................................................................        750,400
    33,900   Mueller Industries, Inc. .......................................................      1,173,618
    29,500   Norfolk Southern Corp. .........................................................      1,570,580
    35,200   Parker Hannifin Corp. ..........................................................      3,439,744
    23,000   Pitney Bowes, Inc. .............................................................      1,069,730
    24,900   Republic Services, Inc. ........................................................        756,960
    41,900   RR Donnelley & Sons Co. ........................................................      1,815,946
    22,000   Simpson Manufacturing Co., Inc. (O).............................................        737,000
    91,600   Southwest Airlines Co. (O)......................................................      1,367,588

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
             INDUSTRIALS (CONTINUED)
    59,800   Spirit Aerosystems Holdings, Inc.,
             Class A *.......................................................................  $   2,124,096
    51,500   Timken Co. .....................................................................      1,848,335
    13,200   United Stationers, Inc. *.......................................................        885,852
    19,300   USG Corp. (O)*..................................................................        938,945
    25,700   WW Grainger Inc. ...............................................................      2,388,301
                                                                                                 -----------
                                                                                                  44,340,001
                                                                                                 -----------
             INFORMATION TECHNOLOGY - 8.47%
    23,000   Advanced Micro Devices, Inc. (O)*...............................................        333,270
    10,600   Affiliated Computer Services, Inc.,
             Class A *.......................................................................        606,214
    36,600   Altera Corp. ...................................................................        811,056
    57,900   Arrow Electronics, Inc. *.......................................................      2,251,731
    64,700   Avaya, Inc. *...................................................................      1,092,136
    47,300   CA, Inc. .......................................................................      1,213,718
    31,900   Citrix Systems, Inc. *..........................................................      1,084,281
    33,200   Computer Sciences Corp. *.......................................................      1,968,760
    50,100   Convergys Corp. *...............................................................      1,224,444
    12,000   Diebold, Inc. (O)...............................................................        630,240
    44,200   Electronic Data Systems Corp. ..................................................      1,222,572
    24,800   Electronics for Imaging *.......................................................        708,536
    29,300   Intersil Corp.,
             Class A.........................................................................        935,842
    36,400   Juniper Networks, Inc. *........................................................        922,012
    16,900   Lexmark International, Inc.,
             Class A *.......................................................................        849,225
   114,300   LSI Corp. *.....................................................................        874,395
    19,400   Maxim Integrated Products, Inc. ................................................        657,660
    19,100   MAXIMUS, Inc. ..................................................................        835,816
   106,700   Micron Technology, Inc. (O)*....................................................      1,324,147
    44,100   Molex, Inc. (O).................................................................      1,331,820
    49,500   NAM TAI Electronics, Inc. ......................................................        603,405
    29,600   NCR Corp. *.....................................................................      1,535,056
    59,900   Novellus Systems, Inc. (O)*.....................................................      1,730,511
    22,300   SanDisk Corp. *.................................................................      1,084,672
   121,400   Tellabs, Inc. *.................................................................      1,307,478
   161,000   Xerox Corp. *...................................................................      2,984,940
    27,100   Xyratex, Ltd. *.................................................................        598,368
                                                                                                 -----------
                                                                                                  30,722,305
                                                                                                 -----------
             MATERIALS - 5.34%
    26,000   Air Products & Chemicals, Inc. .................................................      2,079,480
    26,500   Allegheny Technologies, Inc. ...................................................      2,791,775
    12,500   Aptargroup, Inc. ...............................................................        451,500
    17,800   Bemis Co., Inc. ................................................................        583,306
    22,300   Celanese Corp. .................................................................        863,010



--------------------------------------------------------------------------------
62

                See accompanying Notes to Financial Statements.

MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
             MATERIALS (CONTINUED)
    13,900   Compass Minerals International,
             Inc. (O)........................................................................  $     483,442
     5,300   Deltic Timber Corp. (O).........................................................        295,104
    21,500   E.I. Du Pont de Nemours & Co. ..................................................      1,094,995
    24,000   Freeport-McMoRan Copper &
             Gold, Inc. .....................................................................      1,975,680
    20,200   Lyondell Chemical Co. ..........................................................        745,784
    13,100   MeadWestvaco Corp. .............................................................        453,784
    42,300   PPG Industries, Inc. ...........................................................      3,153,042
    34,300   Rohm & Haas Co. ................................................................      1,843,968
     7,300   Temple-Inland, Inc. ............................................................        444,570
    19,400   United States Steel Corp. ......................................................      2,108,780
                                                                                                 -----------
                                                                                                  19,368,220
                                                                                                 -----------
             TELECOMMUNICATION SERVICES - 2.19%
    66,800   Citizens Communications Co. ....................................................      1,030,056
    82,800   NeuStar, Inc.,
             Class A (O)*....................................................................      2,334,132
    25,900   NII Holdings, Inc. *............................................................      2,121,728
   124,800   Qwest Communications International,
             Inc. (O)*.......................................................................      1,214,304
    82,800   Windstream Corp. (O)............................................................      1,225,440
                                                                                                 -----------
                                                                                                   7,925,660
                                                                                                 -----------
             UTILITIES - 11.23%
    19,700   Alliant Energy Corp. ...........................................................        764,163
    30,900   Ameren Corp. ...................................................................      1,505,139
    81,900   American Electric Power Co., Inc. ..............................................      3,648,645
    14,800   Atmos Energy Corp. .............................................................        443,260
    72,600   CMS Energy Corp. ...............................................................      1,240,734
    35,500   Consolidated Edison, Inc. (O)...................................................      1,606,730
     8,800   Constellation Energy Group, Inc. ...............................................        763,488
    34,700   DTE Energy Co. .................................................................      1,673,234
    73,500   Edison International............................................................      4,103,505
    14,300   Entergy Corp. ..................................................................      1,525,095
    41,500   Mirant Corp. *..................................................................      1,766,655
    20,600   National Fuel Gas Co (O)........................................................        883,946
     9,800   New Jersey Resources Corp. (O)..................................................        501,662
    35,900   NRG Energy, Inc. (O)*...........................................................      1,492,722
    51,700   NSTAR (O).......................................................................      1,680,767
    21,500   Oneok, Inc. (O).................................................................      1,073,495
    94,700   PG&E Corp. .....................................................................      4,280,440
    29,750   PNM Resources, Inc. ............................................................        827,942
    46,400   PPL Corp. ......................................................................      2,159,456
    44,900   Progress Energy, Inc. ..........................................................      2,042,052

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
             UTILITIES (CONTINUED)
    19,700   Questar Corp. ..................................................................  $   1,032,674
    39,800   Sempra Energy...................................................................      2,345,414
    26,200   UGI Corp. ......................................................................        704,518
    29,400   Westar Energy, Inc. (O).........................................................        722,064
    13,400   WGL Holdings, Inc. (O)..........................................................        441,664
    72,000   Xcel Energy, Inc. (O)...........................................................      1,477,440
                                                                                                 -----------
                                                                                                  40,706,904
                                                                                                 -----------
             TOTAL COMMON STOCKS
             ( Cost $296,320,668 )...........................................................    352,129,645

INVESTMENT COMPANIES - 2.89%
-------------------------------------------------------------------------------------------------------------
    39,400   Consumer Discretionary Select Sector
             SPDR Fund ETF (O)...............................................................      1,547,632
     6,700   iShares Russell Midcap Value Index
             Fund ETF........................................................................      1,056,456
    14,900   Market Vectors Gold Miners ETF..................................................        560,687
    24,300   Materials Select Sector
             SPDR Fund ETF (O)...............................................................        977,346
    43,200   Powershares QQQ ETF (O).........................................................      2,052,432
    15,300   SPDR S&P Metals & Mining ETF....................................................        951,201
 3,344,125   SSgA Prime Money Market Fund....................................................      3,344,125
                                                                                                 -----------
             TOTAL INVESTMENT COMPANIES
             ( Cost $10,393,641 )............................................................     10,489,879

COLLATERAL FOR SECURITIES ON LOAN - 21.63%
-------------------------------------------------------------------------------------------------------------
78,420,250   State Street Navigator Securities Lending
             Prime Portfolio (I).............................................................     78,420,250
                                                                                                 -----------
             TOTAL COLLATERAL FOR SECURITIES ON LOAN
             ( Cost $78,420,250 )............................................................     78,420,250

TOTAL INVESTMENTS - 121.65%
-------------------------------------------------------------------------------------------------------------
( Cost $385,134,559** ).........................................................................  441,039,774

NET OTHER ASSETS AND LIABILITIES - (21.65)%
-------------------------------------------------------------------------------------------------------------
                                                                                                 (78,507,158)

TOTAL NET ASSETS - 100.00%
-------------------------------------------------------------------------------------------------------------
                                                                                               $ 362,532,616
-------------------------------------------------------------------------------------------------------------

   * Non-income producing.
  ** Aggregate cost for Federal tax purposes was $385,349,956.


--------------------------------------------------------------------------------
                                                                              63

                See accompanying Notes to Financial Statements.

MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

 (I) Represents investments of cash collateral received in connection with securities lending.
 (O) All (or portion of security) on loan.
 ETF Exchange Traded Fund.
 REITReal Estate Investment Trust.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.



--------------------------------------------------------------------------------
64

                See accompanying Notes to Financial Statements.

MID CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
COMMON STOCKS - 98.46%
-------------------------------------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 17.34%
    20,400   American Eagle Outfitters, Inc. ................................................  $     523,464
   300,600   Carter's, Inc. (O)*.............................................................      7,797,564
    95,500   Chico's FAS, Inc. (O)*..........................................................      2,324,470
   102,700   Coldwater Creek, Inc. (O)*......................................................      2,385,721
   229,700   DreamWorks Animation SKG, Inc.,
             Class A (O)*....................................................................      6,624,548
   164,900   Gildan Activewear, Inc. (O)*....................................................      5,654,421
   157,200   H&R Block, Inc. ................................................................      3,673,764
   129,200   JOS A Bank Clothiers, Inc. (O)*.................................................      5,357,924
   177,700   O'Reilly Automotive, Inc. (O)*..................................................      6,494,935
   165,000   Priceline.com, Inc. *...........................................................     11,342,100
   147,400   Rare Hospitality International, Inc. (O)*.......................................      3,945,898
   144,600   Steiner Leisure, Ltd. *.........................................................      7,102,752
    93,900   Tween Brands, Inc. (O)*.........................................................      4,187,940
    87,500   Zumiez, Inc. (O)*...............................................................      3,305,750
                                                                                                 -----------
                                                                                                  70,721,251
                                                                                                 -----------
             ENERGY - 10.53%
    84,200   Atwood Oceanics, Inc.(O)*.......................................................      5,777,804
   292,000   Complete Production Services, Inc. (O)*.........................................      7,548,200
    88,400   Hercules Offshore, Inc. (O)*....................................................      2,862,392
    84,900   Noble Corp. ....................................................................      8,279,448
    59,500   Noble Energy, Inc. .............................................................      3,712,205
   104,000   Pride International, Inc. (O)*..................................................      3,895,840
    90,000   St. Mary Land & Exploration Co. ................................................      3,295,800
    51,900   Sunoco, Inc. (O)................................................................      4,135,392
    72,600   Todco *.........................................................................      3,427,446
                                                                                                 -----------
                                                                                                  42,934,527
                                                                                                 -----------
             FINANCIALS - 11.98%
    79,700   Affiliated Managers Group, Inc. (O)*............................................     10,262,172
   222,800   E*Trade Financial Corp. *.......................................................      4,921,652
   102,900   Endurance Specialty Holdings, Ltd. .............................................      4,120,116
    38,200   IntercontinentalExchange, Inc. (O)*.............................................      5,647,870
   178,700   Invesco PLC, ADR (O)............................................................      4,619,395
   121,440   Nuveen Investments, Inc.,
             Class A (O).....................................................................      7,547,496

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
             FINANCIALS (CONTINUED)
   115,300   optionsXpress Holdings, Inc. (O)................................................  $   2,958,598
   269,100   WR Berkley Corp. ...............................................................      8,756,514
                                                                                                 -----------
                                                                                                  48,833,813
                                                                                                 -----------
             HEALTH CARE - 16.41%
   105,599   Amedisys, Inc. (O)*.............................................................      3,836,412
   143,100   Angiodynamics, Inc. (O)*........................................................      2,577,231
   118,600   Barr Pharmaceuticals, Inc. *....................................................      5,957,278
    46,900   Beckman Coulter, Inc. ..........................................................      3,033,492
    91,100   Cephalon, Inc. (O)*.............................................................      7,323,529
   108,400   Coventry Health Care, Inc. (O)*.................................................      6,249,260
   192,200   Health Net, Inc. *..............................................................     10,148,160
    78,200   Hologic, Inc. (O)*..............................................................      4,325,242
   183,000   Hospira, Inc. *.................................................................      7,144,320
    84,600   Invitrogen Corp. (O)*...........................................................      6,239,250
    96,200   Psychiatric Solutions, Inc. (O)*................................................      3,488,212
   111,000   Waters Corp. *..................................................................      6,588,960
                                                                                                 -----------
                                                                                                  66,911,346
                                                                                                 -----------
             INDUSTRIALS - 19.88%
    27,800   Carlisle Cos., Inc. ............................................................      1,292,978
   204,900   Graco, Inc. (O).................................................................      8,253,372
   233,000   Herman Miller, Inc. ............................................................      7,362,800
   191,500   HUB Group, Inc.,
             Class A *.......................................................................      6,733,140
    93,800   Joy Global, Inc. (O)............................................................      5,471,354
    99,500   Manpower, Inc. .................................................................      9,177,880
   142,800   Oshkosh Truck Corp. ............................................................      8,984,976
    67,100   Precision Castparts Corp. ......................................................      8,143,256
    93,220   Resources Connection, Inc. *....................................................      3,093,039
   160,700   Robert Half International, Inc. ................................................      5,865,550
    92,000   Terex Corp. *...................................................................      7,479,600
   120,600   Thomas & Betts Corp. *..........................................................      6,994,800
    33,500   Triumph Group, Inc. (O).........................................................      2,193,245
                                                                                                 -----------
                                                                                                  81,045,990
                                                                                                 -----------
             INFORMATION TECHNOLOGY - 22.32%
   131,400   Akamai Technologies, Inc. (O)*..................................................      6,391,296
    90,600   Alliance Data Systems Corp. *...................................................      7,001,568
   292,300   Amphenol Corp.,
             Class A.........................................................................     10,420,495
   119,870   Autodesk, Inc. (O)*.............................................................      5,643,480
   280,600   Benchmark Electronics, Inc. (O)*................................................      6,347,172



--------------------------------------------------------------------------------
                                                                              65

                See accompanying Notes to Financial Statements.

MID CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY (CONTINUED)
    41,000   Cognizant Technology Solutions Corp.,
             Class A *.......................................................................  $   3,078,690
    66,300   DST Systems, Inc. (O)*..........................................................      5,251,623
   160,200   Flir Systems, Inc. (O)*.........................................................      7,409,250
   298,640   Foundry Networks, Inc. *........................................................      4,975,342
   200,400   Lam Research Corp. *............................................................     10,300,560
    44,800   MEMC Electronic Materials, Inc. *...............................................      2,738,176
   287,700   Perot Systems Corp.,
             Class A (O)*....................................................................      4,902,408
   130,900   Polycom, Inc. *.................................................................      4,398,240
   416,700   QLogic Corp. *..................................................................      6,938,055
   130,550   Varian Semiconductor Equipment
             Associates, Inc. (O)*...........................................................      5,229,833
                                                                                                 -----------
                                                                                                  91,026,188
                                                                                                 -----------
             TOTAL COMMON STOCKS
             ( Cost $339,693,192 )...........................................................    401,473,115

INVESTMENT COMPANY - 1.98%
-------------------------------------------------------------------------------------------------------------
 8,082,550   SSgA Prime Money Market Fund....................................................      8,082,550
                                                                                                 -----------
             TOTAL INVESTMENT COMPANY
             ( Cost $8,082,550 ).............................................................      8,082,550

COLLATERAL FOR SECURITIES ON LOAN - 25.67%
-------------------------------------------------------------------------------------------------------------
104,644,310  State Street Navigator Securities Lending
             Prime Portfolio (I).............................................................    104,644,310
                                                                                                 -----------
             TOTAL COLLATERAL FOR SECURITIES ON LOAN
             ( Cost $104,644,310 )...........................................................    104,644,310

TOTAL INVESTMENTS - 126.11%
-------------------------------------------------------------------------------------------------------------
( Cost $452,420,052** ).........................................................................  514,199,975

NET OTHER ASSETS AND LIABILITIES - (26.11)%
-------------------------------------------------------------------------------------------------------------
                                                                                                (106,460,809)

TOTAL NET ASSETS - 100.00%
-------------------------------------------------------------------------------------------------------------
                                                                                               $ 407,739,166
-------------------------------------------------------------------------------------------------------------

   * Non-income producing.
  ** Aggregate cost for Federal tax purposes was
     $455,670,791.
 (I) Represents investments of cash collateral received in connection with securities lending.
 (O) All (or portion of security) on loan.
 ADR American Depositary Receipt.
 PLC Public Limited Company.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.


--------------------------------------------------------------------------------
66

                See accompanying Notes to Financial Statements.

SMALL CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
COMMON STOCKS - 96.35%
-------------------------------------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 17.17%
     1,500   Catalina Marketing Corp. .......................................................  $      47,250
     3,200   Cato Corp.,
             Class A.........................................................................         70,208
       900   CEC Entertainment, Inc. *.......................................................         31,680
     2,700   Helen of Troy, Ltd. *...........................................................         72,900
     2,400   Hibbett Sports, Inc. *..........................................................         65,712
     2,700   Matthews International Corp.,
             Class A.........................................................................        117,747
     1,000   Modine Manufacturing Co. .......................................................         22,600
     2,900   Rare Hospitality International, Inc. *..........................................         77,633
     1,300   Sonic Corp. *...................................................................         28,756
     5,300   Stage Stores, Inc. .............................................................        111,088
     2,000   Talbots, Inc. ..................................................................         50,060
     2,100   Tempur-Pedic International, Inc. ...............................................         54,390
     1,900   Unifirst Corp...................................................................         83,695
     3,200   Valassis Communications, Inc. *.................................................         55,008
                                                                                                 -----------
                                                                                                     888,727
                                                                                                 -----------
             CONSUMER STAPLES - 6.05%
     4,000   Casey's General Stores, Inc. ...................................................        109,040
     1,300   Herbalife, Ltd. ................................................................         51,545
     2,600   Lance, Inc. ....................................................................         61,256
     1,500   Universal Corp. ................................................................         91,380
                                                                                                 -----------
                                                                                                     313,221
                                                                                                 -----------
             ENERGY - 3.98%
     2,600   Penn Virginia Corp. ............................................................        104,520
     2,500   Whiting Petroleum Corp. *.......................................................        101,300
                                                                                                 -----------
                                                                                                     205,820
                                                                                                 -----------
             FINANCIALS - 28.72%
     1,300   Acadia Realty Trust, REIT.......................................................         33,735
     1,300   American Campus Communities, Inc.,
             REIT............................................................................         36,777
     4,100   Ares Capital Corp. .............................................................         69,085
     4,700   Asset Acceptance Capital Corp. *................................................         83,190
     5,600   Assured Guaranty, Ltd. .........................................................        165,536
     1,400   Asta Funding, Inc. .............................................................         53,802
     1,300   Cousins Properties, Inc., REIT..................................................         37,713
     1,200   Credit Acceptance Corp. *.......................................................         32,196
     1,800   Delphi Financial Group, Inc.,
             Class A.........................................................................         75,276
     2,600   Equity Inns, Inc., REIT.........................................................         58,240
     1,900   Financial Federal Corp. ........................................................         56,658
     1,100   First Midwest Bancorp, Inc. ....................................................         39,061

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
             FINANCIALS (CONTINUED)
     3,000   Innkeepers USA Trust, REIT......................................................  $      53,190
     2,090   International Bancshares Corp. .................................................         53,546
     1,000   IPC Holdings, Ltd. .............................................................         32,290
     1,500   Maguire Properties, Inc., REIT..................................................         51,495
     1,300   MB Financial, Inc. .............................................................         45,162
     2,600   NewAlliance Bancshares, Inc. ...................................................         38,272
       600   Pennsylvania Real Estate Investment
             Trust, REIT.....................................................................         26,598
     2,000   Platinum Underwriters Holdings, Ltd.
             (Bermuda).......................................................................         69,500
       500   PS Business Parks, Inc., REIT...................................................         31,685
     3,500   RAIT Investment Trust, REIT.....................................................         91,070
     3,300   Realty Income Corp., REIT.......................................................         83,127
     3,000   Universal American Financial Corp. *............................................         63,840
     4,300   U-Store-It Trust, REIT..........................................................         70,477
       800   Westamerica Bancorporation......................................................         35,392
                                                                                                 -----------
                                                                                                   1,486,913
                                                                                                 -----------
             HEALTH CARE - 4.43%
     3,900   Amsurg Corp. *..................................................................         94,146
     2,800   Centene Corp. *.................................................................         59,976
       600   Icon PLC, ADR *.................................................................         26,244
       900   Varian, Inc. *..................................................................         49,347
                                                                                                 -----------
                                                                                                     229,713
                                                                                                 -----------
             INDUSTRIALS - 23.46%
     3,700   ACCO Brands Corp. *.............................................................         85,285
     1,100   Acuity Brands, Inc. ............................................................         66,308
     5,500   Airtran Holdings, Inc. *........................................................         60,060
     1,700   Albany International Corp.,
             Class A.........................................................................         68,748
     2,100   Belden, Inc. ...................................................................        116,235
     4,400   Bowne & Co., Inc. ..............................................................         85,844
     4,000   Carlisle Cos., Inc. ............................................................        186,040
     4,100   Deswell Industries, Inc. .......................................................         44,772
       500   Esco Technologies, Inc. *.......................................................         18,130
     2,200   Genesee & Wyoming, Inc.,
             Class A *.......................................................................         65,648
     3,500   Mueller Industries, Inc. .......................................................        120,540
     2,100   Simpson Manufacturing Co., Inc. ................................................         70,854
       190   Sterling Construction Co., Inc. *...............................................          4,018
     2,400   Trex Co., Inc. *................................................................         47,112
     1,500   United Stationers, Inc. *.......................................................         99,960
     3,500   Vitran Corp., Inc. *............................................................         74,690
                                                                                                 -----------
                                                                                                   1,214,244
                                                                                                 -----------



--------------------------------------------------------------------------------
                                                                              67

                See accompanying Notes to Financial Statements.

SMALL CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY - 5.22%
     2,200   Electronics for Imaging *.......................................................  $      62,084
     2,300   MAXIMUS, Inc. ..................................................................         99,774
     4,600   NAM TAI Electronics, Inc. ......................................................         54,832
     2,400   Xyratex, Ltd. *.................................................................         53,352
                                                                                                 -----------
                                                                                                     270,042
                                                                                                 -----------
             MATERIALS - 2.62%
     1,800   Aptargroup, Inc. ...............................................................         64,008
     1,600   Compass Minerals International, Inc. ...........................................         55,456
       300   Deltic Timber Corp. ............................................................         16,446
                                                                                                 -----------
                                                                                                     135,910
                                                                                                 -----------
             TELECOMMUNICATION SERVICES - 1.11%
     2,000   Atlantic Tele-Network, Inc. ....................................................         57,280
                                                                                                 -----------
             UTILITIES - 3.59%
       800   New Jersey Resources Corp. .....................................................         40,816
     2,500   PNM Resources, Inc. ............................................................         69,475
     1,500   Westar Energy, Inc. ............................................................         36,420
     1,200   WGL Holdings, Inc. .............................................................         39,168
                                                                                                 -----------
                                                                                                     185,879
                                                                                                 -----------
             TOTAL COMMON STOCKS
             ( Cost $4,963,695 ).............................................................      4,987,749

INVESTMENT COMPANY - 3.79%
-------------------------------------------------------------------------------------------------------------
   196,337   SSgA Prime Money Market Fund....................................................        196,337
                                                                                                 -----------
             TOTAL INVESTMENT COMPANY
             ( Cost $196,337 )...............................................................        196,337

TOTAL INVESTMENTS - 100.14%
-------------------------------------------------------------------------------------------------------------
( Cost $5,160,032** ).............................................................................  5,184,086

NET OTHER ASSETS AND LIABILITIES - (0.14)%
-------------------------------------------------------------------------------------------------------------
                                                                                                      (7,637)

TOTAL NET ASSETS - 100.00%
-------------------------------------------------------------------------------------------------------------
                                                                                               $   5,176,449
-------------------------------------------------------------------------------------------------------------

   *   Non-income producing.
  **   Aggregate cost for Federal tax purposes was
       $5,160,032.
 ADR   American Depositary Receipt.
 PLC   Public Limited Company.
 REIT  Real Estate Investment Trust.

       The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.


--------------------------------------------------------------------------------
68

                See accompanying Notes to Financial Statements.

SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
COMMON STOCKS - 97.56%
-------------------------------------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 14.12%
       700   Advance Auto Parts, Inc. .......................................................  $      28,371
       600   Applebees International, Inc. ..................................................         14,460
       300   Buffalo Wild Wings, Inc. *......................................................         12,477
       950   California Pizza Kitchen, Inc. *................................................         20,406
       600   Carmax, Inc. *..................................................................         15,300
       500   Charlotte Russe Holding, Inc. *.................................................         13,435
       500   Children's Place Retail Stores, Inc. *..........................................         25,820
       400   Cooper Tire & Rubber Co. .......................................................         11,048
       200   Ctrip.com International, Ltd., ADR..............................................         15,726
       400   Deckers Outdoor Corp. *.........................................................         40,360
       400   Dick's Sporting Goods, Inc. *...................................................         23,268
       400   Dollar Tree Stores, Inc. *......................................................         17,420
       300   DSW, Inc. *.....................................................................         10,446
       900   Focus Media Holding, Ltd., ADR *................................................         45,450
       500   Fossil, Inc. *..................................................................         14,745
     1,000   FTD Group, Inc. ................................................................         18,410
       800   GameStop Corp.,
             Class A *.......................................................................         31,280
       800   Genesco, Inc. *.................................................................         41,848
       800   GSI Commerce, Inc. *............................................................         18,168
       400   Jack in the Box, Inc. *.........................................................         28,376
       900   LKQ Corp. *.....................................................................         22,194
     1,100   Lodgenet Entertainment Corp. *..................................................         35,266
       200   Men's Wearhouse, Inc. ..........................................................         10,214
       600   Outdoor Channel Holdings, Inc. *................................................          6,762
       600   Papa John's International, Inc. *...............................................         17,256
     1,000   Pinnacle Entertainment, Inc. *..................................................         28,150
       300   Priceline.com, Inc. *...........................................................         20,622
       200   Red Robin Gourmet Burgers, Inc. *...............................................          8,074
       600   Sauer-Danfoss, Inc. ............................................................         17,856
       600   Scientific Games Corp.,
             Class A *.......................................................................         20,970
     1,300   Trump Entertainment Resorts, Inc. *.............................................         16,315
       900   Urban Outfitters, Inc. *........................................................         21,627
     1,000   Warnaco Group, Inc. *...........................................................         39,340
       600   Winnebago Industries............................................................         17,712
     1,150   WMS Industries, Inc. *..........................................................         33,189
                                                                                                 -----------
                                                                                                     762,361
                                                                                                 -----------

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
             CONSUMER STAPLES - 3.20%
     1,000   Central Garden and Pet Co.,
             Class A *.......................................................................  $      11,730
       600   Elizabeth Arden, Inc. *.........................................................         14,556
     1,000   Imperial Sugar Co. .............................................................         30,790
     1,200   John B. Sanfilippo & Son, Inc. *................................................         13,200
       400   Longs Drug Stores Corp. ........................................................         21,008
       300   NBTY, Inc. *....................................................................         12,960
       700   Pantry, Inc. *..................................................................         32,270
       800   Reddy Ice Holdings, Inc. .......................................................         22,816
       400   Spartan Stores, Inc. ...........................................................         13,164
                                                                                                 -----------
                                                                                                     172,494
                                                                                                 -----------
             ENERGY - 4.88%
       500   Arch Coal, Inc. ................................................................         17,400
     1,700   Cabot Oil & Gas Corp. ..........................................................         62,696
       300   Carrizo Oil & Gas, Inc. *.......................................................         12,441
       300   Dawson Geophysical Co. *........................................................         18,438
       400   Lufkin Industries, Inc. ........................................................         25,820
       700   NATCO Group, Inc.,
             Class A *.......................................................................         32,228
     1,100   Trico Marine Services, Inc. *...................................................         44,968
       800   W-H Energy Services, Inc. *.....................................................         49,528
                                                                                                 -----------
                                                                                                     263,519
                                                                                                 -----------
             FINANCIALS - 8.45%
        50   Advanta Corp.,
             Class B.........................................................................          1,557
       200   Alexandria Real Estate Equities, Inc.,
             REIT............................................................................         19,364
     1,400   American Physicians Capital, Inc. *.............................................         56,700
     2,800   Calamos Asset Management, Inc.,
             Class A.........................................................................         71,540
       800   Dollar Financial Corp. *........................................................         22,800
     2,400   Ezcorp, Inc.,
             Class A *.......................................................................         31,776
     1,000   First Community Bancorp, Inc. ..................................................         57,210
       500   Hancock Holding Co. ............................................................         18,775
       600   Mid-America Apartment Communities, Inc.,
             REIT............................................................................         31,488
       900   Odyssey Re Holdings Corp. ......................................................         38,601
     1,400   Phoenix Cos., Inc. .............................................................         21,014
       200   Safety Insurance Group, Inc. ...................................................          8,280
     1,400   Selective Insurance Group.......................................................         37,632
     1,100   SWS Group, Inc. ................................................................         23,782
       500   Tower Group, Inc. ..............................................................         15,950
                                                                                                 -----------
                                                                                                     456,469
                                                                                                 -----------



--------------------------------------------------------------------------------
                                                                              69

                See accompanying Notes to Financial Statements.

SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
             HEALTH CARE - 16.09%
       200   Alexion Pharmaceuticals, Inc. *.................................................  $       9,012
     1,000   Align Technology, Inc. *........................................................         24,160
     2,100   Alkermes, Inc. *................................................................         30,660
       800   Arthrocare Corp. *..............................................................         35,128
     2,200   Bradley Pharmaceuticals, Inc. *.................................................         47,762
       200   Chemed Corp. ...................................................................         13,258
       800   Corvel Corp. *..................................................................         20,912
     2,200   Cutera, Inc. *..................................................................         54,824
       600   Cynosure, Inc.,
             Class A *.......................................................................         21,858
     2,100   Cypress Bioscience, Inc. *......................................................         27,846
       400   Dade Behring Holdings, Inc. ....................................................         21,248
       300   Digene Corp. *..................................................................         18,015
     1,300   Hologic, Inc. *.................................................................         71,903
     1,000   InterMune, Inc. *...............................................................         25,940
     1,400   inVentiv Health, Inc. *.........................................................         51,254
       400   Inverness Medical Innovations, Inc. *...........................................         20,408
       900   Kendle International, Inc. *....................................................         33,093
       300   Kyphon, Inc. *..................................................................         14,445
       400   LifePoint Hospitals, Inc. *.....................................................         15,472
       900   Medcath Corp. *.................................................................         28,620
     1,000   Medicines Co. *.................................................................         17,620
     1,300   Omnicell, Inc. *................................................................         27,014
       900   Parexel International Corp. *...................................................         37,854
       200   Pharmaceutical Product Development,
             Inc. ...........................................................................          7,654
       400   Sirona Dental Systems, Inc. *...................................................         15,132
       800   Sun Healthcare Group, Inc. *....................................................         11,592
       400   Sunrise Senior Living, Inc. *...................................................         15,996
     1,600   Symbion, Inc. *.................................................................         34,736
       800   Trizetto Group *................................................................         15,488
       400   Ventana Medical Systems, Inc. *.................................................         30,908
       500   Vertex Pharmaceuticals, Inc. *..................................................         14,280
       600   WellCare Health Plans, Inc. *...................................................         54,306
                                                                                                 -----------
                                                                                                     868,398
                                                                                                 -----------
             INDUSTRIALS - 26.47%
     1,400   AAR Corp. *.....................................................................         46,214
       400   Actuant Corp. ..................................................................         25,224
       600   Advisory Board Co. *............................................................         33,336
     1,000   American Commercial Lines, Inc. *...............................................         26,050
       500   American Reprographics Co. *....................................................         15,395

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
             INDUSTRIALS (CONTINUED)
       900   Bucyrus International, Inc.,
             Class A.........................................................................  $      63,702
       400   CDI Corp. ......................................................................         12,880
       400   Cenveo, Inc. *..................................................................          9,276
       200   Clean Harbors, Inc. *...........................................................          9,884
     1,000   COMSYS IT Partners, Inc. *......................................................         22,810
       500   Consolidated Graphics, Inc. *...................................................         34,640
       800   Continental Airlines, Inc. *....................................................         27,096
       600   Corrections Corp. of America *..................................................         37,866
       400   Covanta Holding Corp. *.........................................................          9,860
       700   EnPro Industries, Inc. *........................................................         29,953
       700   Florida East Coast Industries, Inc. ............................................         58,086
       800   G&K Services, Inc.,
             Class A.........................................................................         31,608
       400   Gardner Denver, Inc. *..........................................................         17,020
       900   General Cable Corp. *...........................................................         68,175
       400   Geo Group, Inc. *...............................................................         11,640
     1,400   H&E Equipment Services, Inc. *..................................................         38,836
       800   Healthcare Services Group.......................................................         23,600
     1,000   Heico Corp. ....................................................................         42,080
     1,600   HUB Group, Inc.,
             Class A *.......................................................................         56,256
     1,300   Hudson Highland Group, Inc. *...................................................         27,807
       400   Huron Consulting Group, Inc. *..................................................         29,204
       400   IHS, Inc. *.....................................................................         18,400
       200   Jacobs Engineering Group, Inc. *................................................         11,502
       400   Kaydon Corp. ...................................................................         20,848
       500   Kenexa Corp. *..................................................................         18,855
       600   Ladish Co., Inc. *..............................................................         25,800
       800   Lan Airlines S.A., ADR..........................................................         67,320
       200   Landstar System, Inc. ..........................................................          9,650
     1,300   LMI Aerospace, Inc. *...........................................................         31,577
       600   M&F Worldwide Corp. *...........................................................         39,948
       800   Middleby Corp. *................................................................         47,856
     1,300   On Assignment, Inc. *...........................................................         13,936
       400   Pall Corp. .....................................................................         18,396
       100   Perini Corp. *..................................................................          6,153
       500   Quanta Services, Inc. *.........................................................         15,335
       200   RBC Bearings, Inc. *............................................................          8,250
       600   Saia, Inc. *....................................................................         16,356
       600   Steelcase, Inc.,
             Class A.........................................................................         11,100
       600   Stericycle, Inc. *..............................................................         26,676
       500   TeleTech Holdings, Inc. *.......................................................         16,240



--------------------------------------------------------------------------------
70

                See accompanying Notes to Financial Statements.

SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
             INDUSTRIALS (CONTINUED)
       200   Thomas & Betts Corp. *..........................................................  $      11,600
       900   UAP Holding Corp. ..............................................................         27,126
     1,000   Washington Group International, Inc. *..........................................         80,010
       600   Watsco, Inc. ...................................................................         32,640
     1,900   Williams Scotsman International, Inc. *.........................................         45,239
                                                                                                 -----------
                                                                                                   1,429,311
                                                                                                 -----------
             INFORMATION TECHNOLOGY - 16.15%
     1,100   Actel Corp. *...................................................................         15,301
     3,600   Aeroflex, Inc. *................................................................         51,012
     2,100   Ansoft Corp. *..................................................................         61,929
     1,400   Ansys, Inc. *...................................................................         37,100
     2,000   Arris Group, Inc. *.............................................................         35,180
       700   Blackboard, Inc. *..............................................................         29,484
       800   Comtech Telecommunications Corp. *..............................................         37,136
       700   Cymer, Inc. *...................................................................         28,140
     1,600   Daktronics, Inc. ...............................................................         34,368
       800   Diodes, Inc. *..................................................................         33,416
       700   Emulex Corp. *..................................................................         15,288
       900   Gevity HR, Inc. ................................................................         17,397
       800   i2 Technologies, Inc. *.........................................................         14,912
     1,200   Infospace, Inc. ................................................................         27,852
     1,400   Inter-Tel, Inc. ................................................................         33,502
       600   Intevac, Inc. *.................................................................         12,756
       400   Loral Space & Communications, Inc. *............................................         19,712
       300   Micros Systems, Inc. *..........................................................         16,320
       400   Quality Systems, Inc. ..........................................................         15,188
     1,100   Rackable Systems, Inc. *........................................................         13,596
     1,300   Red Hat, Inc. *.................................................................         28,964
       200   Rofin-Sinar Technologies, Inc. *................................................         13,800
       600   Shanda Interactive Entertainment, Ltd.,
             ADR *...........................................................................         18,600
       400   Sigma Designs, Inc. *...........................................................         10,436
       400   SiRF Technology Holdings, Inc. *................................................          8,296
       400   Standard Microsystems Corp. *...................................................         13,736
     1,300   Techwell, Inc. *................................................................         17,030
       200   The9, Ltd., ADR *...............................................................          9,252
       500   THQ, Inc. *.....................................................................         15,260
     1,200   Transaction Systems Architects, Inc. *..........................................         40,392
       900   Valueclick, Inc. *..............................................................         26,514

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
             INFORMATION TECHNOLOGY (CONTINUED)
       500   Varian Semiconductor Equipment
             Associates, Inc. *..............................................................  $      20,030
       400   VeriFone Holdings, Inc. *.......................................................         14,100
     1,000   Verint Systems, Inc. *..........................................................         31,300
       600   Wright Express Corp. *..........................................................         20,562
     1,700   Zoran Corp. *...................................................................         34,068
                                                                                                 -----------
                                                                                                     871,929
                                                                                                 -----------
             MATERIALS - 6.85%
     1,000   Airgas, Inc. ...................................................................         47,900
       600   AK Steel Holding Corp. *........................................................         22,422
       400   Cabot Corp. ....................................................................         19,072
       600   Century Aluminum Co. *..........................................................         32,778
       400   CF Industries Holdings, Inc. ...................................................         23,956
       400   Chaparral Steel Co. ............................................................         28,748
       400   Greif, Inc. ....................................................................         23,844
     1,000   Owens-Illinois, Inc. *..........................................................         35,000
       400   Rock-Tenn Co. ..................................................................         12,688
     1,300   Silgan Holdings, Inc. ..........................................................         71,864
       700   Spartech Corp. .................................................................         18,585
     1,300   Terra Industries, Inc. *........................................................         33,046
                                                                                                 -----------
                                                                                                     369,903
                                                                                                 -----------
             TELECOMMUNICATION SERVICES - 1.05%
     2,100   Dobson Communications Corp.,
             Class A *.......................................................................         23,331
     1,200   NTELOS Holdings Corp. ..........................................................         33,168
                                                                                                 -----------
                                                                                                      56,499
                                                                                                 -----------
             UTILITIES - 0.30%
       400   ITC Holdings Corp. .............................................................         16,252
                                                                                                 -----------
             TOTAL COMMON STOCKS
             ( Cost $5,104,239 ).............................................................      5,267,135

COMMON STOCK UNIT - 0.79%
-------------------------------------------------------------------------------------------------------------
             ENERGY - 0.79%
     1,000   Copano Energy LLC...............................................................         42,670
                                                                                                 -----------
             TOTAL COMMON STOCK UNIT
             ( Cost $41,987 )................................................................         42,670



--------------------------------------------------------------------------------
                                                                              71

                See accompanying Notes to Financial Statements.

SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
INVESTMENT COMPANY - 1.56%
-------------------------------------------------------------------------------------------------------------
    84,173   SSgA Prime Money Market Fund....................................................  $      84,173
                                                                                                 -----------
             TOTAL INVESTMENT COMPANY
             ( Cost $84,173 )................................................................         84,173

TOTAL INVESTMENTS - 99.91%
-------------------------------------------------------------------------------------------------------------
( Cost $5,230,399** ).............................................................................  5,393,978

NET OTHER ASSETS AND LIABILITIES - 0.09%
-------------------------------------------------------------------------------------------------------------
                                                                                                       4,815

TOTAL NET ASSETS - 100.00%
-------------------------------------------------------------------------------------------------------------
                                                                                               $   5,398,793
-------------------------------------------------------------------------------------------------------------

   *   Non-income producing.
  **   Aggregate cost for Federal tax purposes was
       $5,230,399.
 ADR   American Depositary Receipt.
 REIT  Real Estate Investment Trust.

       The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.



--------------------------------------------------------------------------------
72

                See accompanying Notes to Financial Statements.

GLOBAL SECURITIES FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
COMMON STOCKS - 98.64%
-------------------------------------------------------------------------------------------------------------
             AUSTRALIA - 7.04%
   124,041   Amcor, Ltd. ....................................................................  $     786,718
   101,773   Foster's Group, Ltd. ...........................................................        551,298
    44,323   National Australia Bank, Ltd. (O)...............................................      1,543,683
   383,328   Telstra Corp., Ltd. (O).........................................................      1,493,883
                                                                                                 -----------
                                                                                                   4,375,582
                                                                                                 -----------
             BELGIUM - 1.36%
    19,885   Fortis..........................................................................        847,638
                                                                                                 -----------
             FINLAND - 0.71%
    17,786   UPM-Kymmene OYJ (O).............................................................        440,038
                                                                                                 -----------
             FRANCE - 7.22%
    11,276   Carrefour S.A. (O)..............................................................        794,853
    23,193   France Telecom S.A. (O).........................................................        639,658
     4,177   Renault S.A. ...................................................................        673,191
     3,806   Societe Generale (O)............................................................        707,664
    20,498   Total S.A. (O)..................................................................      1,669,942
                                                                                                 -----------
                                                                                                   4,485,308
                                                                                                 -----------
             GERMANY - 4.10%
    13,045   Bayer AG........................................................................        989,391
    33,438   Deutsche Telekom AG.............................................................        618,877
     8,822   RWE AG (O)......................................................................        942,107
                                                                                                 -----------
                                                                                                   2,550,375
                                                                                                 -----------
             HONG KONG - 0.87%
   106,500   Hong Kong Electric Holdings.....................................................        538,030
                                                                                                 -----------
             ITALY - 2.84%
   123,045   Intesa SanPaolo SpA.............................................................        919,920
    94,445   UniCredito Italiano SpA.........................................................        846,551
                                                                                                 -----------
                                                                                                   1,766,471
                                                                                                 -----------
             JAPAN - 5.91%
    14,200   Astellas Pharma, Inc. ..........................................................        616,766
    16,000   Canon, Inc. (O).................................................................        937,401
     7,100   Millea Holdings, Inc. ..........................................................        291,123
       107   Nippon Telegraph & Telephone Corp. .............................................        474,284
     1,500   Nitto Denko Corp. ..............................................................         75,455
     9,600   Takeda Pharmaceutical Co., Ltd. (O).............................................        619,229
       142   West Japan Railway Co. .........................................................        660,492
                                                                                                 -----------
                                                                                                   3,674,750
                                                                                                 -----------
             NETHERLANDS - 2.75%
    24,474   ING Groep N.V. .................................................................      1,084,944
    32,513   Reed Elsevier N.V. .............................................................        621,537
                                                                                                 -----------
                                                                                                   1,706,481
                                                                                                 -----------

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
             NEW ZEALAND - 0.62%
   108,460   Telecom Corp. of New Zealand,
             Ltd. (O)........................................................................  $     384,774
                                                                                                 -----------
             SINGAPORE - 1.17%
   121,000   Oversea-Chinese Banking Corp. ..................................................        723,580
                                                                                                 -----------
             SPAIN - 4.49%
    36,445   Banco Santander Central
             Hispano S.A. ...................................................................        674,532
    10,525   Iberdrola S.A. (O)..............................................................        590,942
    68,212   Telefonica S.A. ................................................................      1,525,306
                                                                                                 -----------
                                                                                                   2,790,780
                                                                                                 -----------
             SWITZERLAND - 2.55%
    28,122   Novartis AG.....................................................................      1,585,179
                                                                                                 -----------
             TAIWAN - 0.87%
    28,500   Chunghwa Telecom Co., Ltd., ADR.................................................        537,510
                                                                                                 -----------
             UNITED KINGDOM - 16.93%
    36,044   Aviva PLC.......................................................................        537,596
   100,954   BP PLC..........................................................................      1,221,188
    95,654   GKN PLC.........................................................................        764,189
    83,538   GlaxoSmithKline PLC.............................................................      2,186,938
    77,634   HBOS PLC........................................................................      1,534,795
   109,038   Lloyds TSB Group PLC............................................................      1,216,171
    34,719   Royal Dutch Shell PLC,
             Class A.........................................................................      1,417,069
    50,691   Unilever PLC....................................................................      1,642,272
                                                                                                 -----------
                                                                                                  10,520,218
                                                                                                 -----------
             UNITED STATES - 39.21%
    10,700   3M Co. .........................................................................        928,653
    42,700   Alcoa, Inc. ....................................................................      1,730,631
    35,600   Bank of America Corp. ..........................................................      1,740,484
    14,200   CBS Corp.,
             Class B.........................................................................        473,144
    24,900   Chevron Corp. ..................................................................      2,097,576
    28,500   Citigroup, Inc. ................................................................      1,461,765
    50,500   ConAgra Foods, Inc. ............................................................      1,356,430
    56,900   General Electric Co. (Q)........................................................      2,178,132
    24,900   Genuine Parts Co. (O)...........................................................      1,235,040
    24,900   HJ Heinz Co. ...................................................................      1,182,003
    17,800   Mellon Financial Corp. (O)......................................................        783,200
    20,600   Merck & Co., Inc. ..............................................................      1,025,880
    61,300   Microsoft Corp. ................................................................      1,806,511
    32,000   Oracle Corp. *..................................................................        630,720
    57,100   Pfizer, Inc. ...................................................................      1,460,047
    35,600   Verizon Communications, Inc. ...................................................      1,465,652



--------------------------------------------------------------------------------
                                                                              73

                See accompanying Notes to Financial Statements.

GLOBAL SECURITIES FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
             UNITED STATES (CONTINUED)
    22,900   Wachovia Corp. (O)..............................................................  $   1,173,625
    28,500   Wyeth...........................................................................      1,634,190
                                                                                                 -----------
                                                                                                  24,363,683
                                                                                                 -----------
             TOTAL COMMON STOCKS
             ( Cost $60,195,855 )............................................................     61,290,397

INVESTMENT COMPANY - 1.06%
-------------------------------------------------------------------------------------------------------------
             UNITED STATES - 1.06%
   660,317   SSgA Prime Money Market Fund (Q)................................................        660,317
                                                                                                 -----------
             TOTAL INVESTMENT COMPANY
             ( Cost $660,317 )...............................................................        660,317

COLLATERAL FOR SECURITIES ON LOAN - 14.99%
-------------------------------------------------------------------------------------------------------------
             UNITED STATES - 15.00%
 9,316,620   State Street Navigator Securities Lending
             Prime Portfolio (I).............................................................      9,316,620
                                                                                                 -----------
             TOTAL COLLATERAL FOR SECURITIES ON LOAN
             ( Cost $9,316,620 ).............................................................      9,316,620

TOTAL INVESTMENTS - 114.70%
-------------------------------------------------------------------------------------------------------------
( Cost $70,172,792** )...........................................................................  71,267,334

NET OTHER ASSETS AND LIABILITIES - (14.70)%
-------------------------------------------------------------------------------------------------------------
                                                                                                  (9,133,233)

TOTAL NET ASSETS - 100.00%
-------------------------------------------------------------------------------------------------------------
                                                                                               $  62,134,101
-------------------------------------------------------------------------------------------------------------

   * Non-income producing.
  ** Aggregate cost for Federal tax purposes was
     $70,368,526.
 (I) Represents investments of cash collateral received in connection with securities lending.
 (O) All (or portion of security) on loan.
 (Q) Security pledged as collateral for forward currency contracts outstanding as of June 30, 2007.
 ADR American Depositary Receipt.
 PLC Public Limited Company.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

OTHER INFORMATION:
Industry Concentration

                    % of Net Assets
                    ---------------
         Commercial Banks                15.0%
         Pharmaceuticals                 14.7%
         Diversified
         Telecommunication
         Services                        11.5%
         Oil Gas & Consumable
         Fuels                           10.3%
         Diversified Financial
         Services                         8.2%
         Food Products                    6.7%
         Industrial Conglomerates         5.0%
         Software                         3.9%
         Metals & Mining                  2.8%
         Distributors                     2.0%
         Electric Utilities               1.8%
         Media                            1.8%
         Chemicals                        1.7%
         Multi-Utilities                  1.5%
         Office Electronics               1.5%
         Net Other Assets &
         Liabilities                      1.4%
         Insurance                        1.3%
         Food & Staples Retailing         1.3%
         Containers & Packaging           1.3%
         Capital Markets                  1.3%
         Auto Components                  1.2%
         Automobiles                      1.1%
         Road & Rail                      1.1%
         Beverages                        0.9%
         Paper & Forest Products          0.7%
                                   -----------
                                        100.0%
                                   -----------
                                   -----------

FORWARD FOREIGN CURRENCY CONTRACTS:

                                                                                   Appreciation/
Currency               Settlement Date   Local Amount   Face Amount     Value      (Deprecation)
--------               ---------------   ------------   -----------   ----------   -------------
Great British Pound
  (sell)                   7/31/07        1,248,000     $2,471,914    $2,502,489     $(30,575)



--------------------------------------------------------------------------------
74

                See accompanying Notes to Financial Statements.

INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
COMMON STOCKS - 96.33%
-------------------------------------------------------------------------------------------------------------
             ARGENTINA - 0.24%
     8,800   Tenaris S.A., ADR...............................................................  $     430,848
                                                                                                 -----------
             AUSTRALIA - 0.43%
    34,410   ABC Learning Centres, Ltd. .....................................................        202,174
    50,471   Fairfax Media, Ltd. ............................................................        201,406
    28,359   James Hardie Industries N.V. ...................................................        209,962
    57,992   Macquarie Infrastructure Group..................................................        177,257
                                                                                                 -----------
                                                                                                     790,799
                                                                                                 -----------
             AUSTRIA - 0.13%
     8,748   CAT Oil AG *....................................................................        238,903
                                                                                                 -----------
             BAHRAIN - 0.08%
       220   Investcorp Bank BSC, GDR *......................................................          5,610
     5,673   Investcorp Bank BSC, GDR (C)*...................................................        134,734
                                                                                                 -----------
                                                                                                     140,344
                                                                                                 -----------
             BELGIUM - 1.22%
    28,232   InBev N.V. .....................................................................      2,245,439
                                                                                                 -----------
             BRAZIL - 1.03%
     4,200   Brasil Telecom Participacoes
             S.A., ADR.......................................................................        253,932
    34,400   JHSF Participacoes S.A. *.......................................................        200,404
     6,000   Petroleo Brasileiro S.A., ADR...................................................        727,620
    15,738   Souza Cruz S.A. ................................................................        377,334
    10,100   TAM S.A., ADR...................................................................        334,310
                                                                                                 -----------
                                                                                                   1,893,600
                                                                                                 -----------
             EGYPT - 0.70%
     4,207   Eastern Tobacco.................................................................        303,007
     9,860   Orascom Construction Industries.................................................        646,075
    26,500   Orascom Telecom Holding S.A.E...................................................        340,252
                                                                                                 -----------
                                                                                                   1,289,334
                                                                                                 -----------
             FINLAND - 1.58%
    92,000   Nokia OYJ.......................................................................      2,588,337
    10,370   Sampo OYJ, A
             Shares..........................................................................        299,461
                                                                                                 -----------
                                                                                                   2,887,798
                                                                                                 -----------
             FRANCE - 9.37%
    29,580   AXA S.A. .......................................................................      1,280,102
    16,650   BNP Paribas.....................................................................      1,988,982
     2,955   Carbone Lorraine................................................................        230,592
    40,600   Gaz de France S.A. (O)..........................................................      2,057,796
     8,674   Lafarge S.A. (O)................................................................      1,587,811
     2,467   Neopost S.A. ...................................................................        361,909

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
             FRANCE (CONTINUED)
     9,200   Renault S.A. ...................................................................  $   1,482,728
    44,512   Sanofi-Aventis (O)..............................................................      3,616,699
    56,187   Total S.A. .....................................................................      4,577,473
                                                                                                 -----------
                                                                                                  17,184,092
                                                                                                 -----------
             GERMANY - 11.75%
     3,439   Aareal Bank AG..................................................................        179,465
    23,700   Adidas AG.......................................................................      1,498,889
     9,400   Allianz SE......................................................................      2,206,040
    36,820   Arcandor AG *...................................................................      1,245,466
     7,413   Compugroup Holding AG *.........................................................        165,463
    16,850   Continental AG..................................................................      2,379,182
    47,000   DaimlerChrysler AG..............................................................      4,358,324
     4,335   Demag Cranes AG.................................................................        289,812
    85,900   Deutsche Post AG................................................................      2,790,665
    13,700   E.ON AG.........................................................................      2,302,065
     2,600   Gerresheimer AG *...............................................................        133,573
     3,733   Kloeckner & Co. AG (O)..........................................................        271,772
     2,313   Pfeiffer Vacuum Technology AG...................................................        222,803
     2,200   SGL Carbon AG *.................................................................         91,459
    22,319   Siemens AG......................................................................      3,215,663
     6,565   Symrise AG *....................................................................        196,239
                                                                                                 -----------
                                                                                                  21,546,880
                                                                                                 -----------
             GREECE - 1.26%
    36,200   National Bank of Greece S.A. ...................................................      2,075,082
     6,350   Piraeus Bank S.A. ..............................................................        232,307
                                                                                                 -----------
                                                                                                   2,307,389
                                                                                                 -----------
             HONG KONG - 0.28%
    45,600   China Netcom Group Corp.,
             Hong Kong, Ltd. ................................................................        125,974
    30,345   Esprit Holdings, Ltd. ..........................................................        384,998
                                                                                                 -----------
                                                                                                     510,972
                                                                                                 -----------
             HUNGARY - 0.30%
     2,308   MOL Hungarian Oil and Gas NyRt. ................................................        351,398
       999   Richter Gedeon NyRt. ...........................................................        201,519
                                                                                                 -----------
                                                                                                     552,917
                                                                                                 -----------
             INDIA - 1.53%
     4,559   Grasim Industries, Ltd. ........................................................        295,288
    12,100   Hero Honda Motors, Ltd. ........................................................        206,792
    51,018   Hindustan Unilever, Ltd. .......................................................        238,976
    25,378   Oil & Natural Gas Corp., Ltd. ..................................................        563,310
    18,600   Punjab National Bank, Ltd. .....................................................        251,023



--------------------------------------------------------------------------------
                                                                              75

                See accompanying Notes to Financial Statements.

INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
             INDIA (CONTINUED)
    34,932   Satyam Computer Services, Ltd. .................................................  $     401,970
    22,680   State Bank of India, Ltd. ......................................................        853,774
                                                                                                 -----------
                                                                                                   2,811,133
                                                                                                 -----------
             INDONESIA - 0.76%
 1,412,700   Bank Mandiri Persero Tbk PT.....................................................        488,620
   208,000   PT Astra International Tbk......................................................        389,065
     5,600   Telekomunikasi Indonesia
             Tbk PT, ADR.....................................................................        241,360
   291,000   United Tractors Tbk PT..........................................................        265,717
                                                                                                 -----------
                                                                                                   1,384,762
                                                                                                 -----------
             IRELAND - 1.95%
    17,435   Anglo Irish Bank Corp. PLC......................................................        358,283
    56,364   Bank of Ireland.................................................................      1,138,448
    35,891   CRH PLC.........................................................................      1,777,392
     9,163   DCC PLC.........................................................................        309,079
                                                                                                 -----------
                                                                                                   3,583,202
                                                                                                 -----------
             ISRAEL - 0.53%
   112,368   Bank Hapoalim B.M...............................................................        547,177
    52,673   Israel Chemicals, Ltd. .........................................................        417,371
                                                                                                 -----------
                                                                                                     964,548
                                                                                                 -----------
             ITALY - 2.76%
    31,635   Aicon SpA *.....................................................................        185,831
    64,800   ENI SpA.........................................................................      2,356,612
   280,235   UniCredito Italiano SpA.........................................................      2,511,868
                                                                                                 -----------
                                                                                                   5,054,311
                                                                                                 -----------
             JAPAN - 13.24%
     4,200   ABC-Mart, Inc. (O)..............................................................         95,977
     8,300   Asahi Pretec Corp. .............................................................        231,368
     9,000   Chiyoda Corp. ..................................................................        171,387
    54,030   Daito Trust Construction Co., Ltd. .............................................      2,570,043
     5,730   Don Quijote Co., Ltd. ..........................................................        114,688
       146   East Japan Railway Co. .........................................................      1,123,942
     6,600   Eizo Nanao Corp. ...............................................................        214,999
     5,400   Hisamitsu Pharmaceutical Co., Inc. .............................................        148,778
    26,900   Hoya Corp. .....................................................................        891,544
    13,380   Ichiyoshi Securities Co., Ltd. .................................................        193,428
     4,600   Ito En, Ltd. ...................................................................        150,966
     3,200   Jafco Co., Ltd. ................................................................        147,287
       260   Japan Tobacco, Inc. (O).........................................................      1,280,985
     8,380   JSR Corp. ......................................................................        202,022
     7,400   Keyence Corp. ..................................................................      1,614,862
       201   KK DaVinci Advisors (O)*........................................................        175,909

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
             JAPAN (CONTINUED)
     6,600   Konami Corp. ...................................................................  $     151,088
     9,600   MISUMI Group, Inc. .............................................................        162,587
    23,300   Nidec Corp. ....................................................................      1,366,979
   117,600   Nomura Holdings, Inc. ..........................................................      2,287,103
    16,700   OSG Corp. ......................................................................        229,785
     3,300   Secom Techno Service Co., Ltd. .................................................        133,171
     6,160   Shoei Co., Ltd. (O).............................................................        129,035
       260   Sumitomo Mitsui Financial
             Group, Inc. ....................................................................      2,422,916
   194,000   Sumitomo Trust & Banking Co., Ltd. .............................................      1,847,170
    15,300   Suruga Bank, Ltd. ..............................................................        192,544
    18,400   Takeda Pharmaceutical Co., Ltd. ................................................      1,186,856
    63,100   THK Co., Ltd. ..................................................................      1,579,993
   327,000   Tokyo Gas Co., Ltd. ............................................................      1,547,490
     2,010   USS Co., Ltd. ..................................................................        127,859
    15,200   Yamada Denki Co., Ltd. .........................................................      1,586,451
                                                                                                 -----------
                                                                                                  24,279,212
                                                                                                 -----------
             MEXICO - 0.93%
    16,726   Cemex SAB de C.V., ADR *........................................................        617,190
     7,280   Desarrolladora Homex
             SAB de C.V., ADR *..............................................................        441,095
     4,690   Fomento Economico Mexicano
             SAB de C.V., ADR................................................................        184,411
    10,800   Grupo Televisa S.A., ADR........................................................        298,188
    38,500   Kimberly-Clark de Mexico SAB de C.V.,
             Class A.........................................................................        167,692
                                                                                                 -----------
                                                                                                   1,708,576
                                                                                                 -----------
             NETHERLANDS - 3.11%
     8,081   Boskalis Westminster............................................................        322,400
     5,131   Fugro N.V. .....................................................................        326,379
    24,000   Heineken N.V. ..................................................................      1,411,112
     2,121   Hunter Douglas N.V. ............................................................        200,782
     7,652   Ordina N.V. ....................................................................        159,315
     6,526   SBM Offshore N.V. ..............................................................        249,686
    54,138   TNT N.V. .......................................................................      2,446,805
     7,212   USG People N.V. ................................................................        340,285
    10,537   Wavin N.V. .....................................................................        253,997
                                                                                                 -----------
                                                                                                   5,710,761
                                                                                                 -----------
             NEW ZEALAND - 0.75%
   389,000   Telecom Corp. of New Zealand,
             Ltd. (O)........................................................................      1,380,021
                                                                                                 -----------



--------------------------------------------------------------------------------
76

                See accompanying Notes to Financial Statements.

INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
             NORWAY - 0.23%
    10,720   Acergy S.A. ....................................................................  $     243,644
    18,020   Songa Offshore ASA (O)*.........................................................        183,385
                                                                                                 -----------
                                                                                                     427,029
                                                                                                 -----------
             PHILIPPINES - 0.40%
    12,900   Philippine Long Distance Telephone Co.,
             ADR.............................................................................        737,880
                                                                                                 -----------
             PORTUGAL - 0.09%
    20,983   Banif SGPS S.A. ................................................................        172,477
                                                                                                 -----------
             RUSSIA - 0.86%
     5,400   Evraz Group S.A., GDR...........................................................        221,940
     9,700   Mobile Telesystems OJSC, ADR....................................................        587,529
    13,100   Oriflame Cosmetics S.A. ........................................................        616,954
     1,300   Pharmstandard, GDR (C)*.........................................................         21,814
    60,700   TNK-BP Holding..................................................................        132,933
                                                                                                 -----------
                                                                                                   1,581,170
                                                                                                 -----------
             SINGAPORE - 1.42%
 1,168,000   Singapore Telecommunications, Ltd. .............................................      2,595,386
                                                                                                 -----------
             SOUTH AFRICA - 1.58%
    17,572   Aquarius Platinum, Ltd. ........................................................        551,315
    27,204   Imperial Holdings, Ltd. ........................................................        563,001
    20,243   Kumba Iron Ore, Ltd. ...........................................................        531,577
    25,667   Murray & Roberts Holdings, Ltd. ................................................        233,171
     7,700   Naspers, Ltd. ..................................................................        198,921
    60,817   Sanlam, Ltd. ...................................................................        194,148
   104,222   Steinhoff International Holdings,
             Ltd. ...........................................................................        358,157
    49,731   Truworths International, Ltd. ..................................................        257,655
                                                                                                 -----------
                                                                                                   2,887,945
                                                                                                 -----------
             SOUTH KOREA - 2.51%
       316   Amorepacific Corp. .............................................................        250,379
     3,087   Hite Brewery Co., Ltd. .........................................................        400,974
     5,422   Hyundai Motor Co. ..............................................................        428,431
    17,130   Kangwon Land, Inc. .............................................................        397,725
     8,863   Kookmin Bank....................................................................        778,037
    17,000   Lotte Shopping Co., Ltd., GDR (C)...............................................        330,140
     2,790   Samsung Electronics Co.,
             Ltd., GDR (C)...................................................................        863,505
    13,130   Shinhan Financial Group Co., Ltd. ..............................................        798,729
       200   SK Telecom Co., Ltd. ...........................................................         46,111
     3,300   SK Telecom Co., Ltd., ADR.......................................................         90,255

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
             SOUTH KOREA (CONTINUED)
     6,530   Woongjin Coway Co., Ltd. .......................................................  $     221,236
                                                                                                 -----------
                                                                                                   4,605,522
                                                                                                 -----------
             SPAIN - 1.83%
     4,277   Abengoa S.A. ...................................................................        176,186
   108,862   Banco Bilbao Vizcaya
             Argentaria S.A. (O).............................................................      2,678,604
     9,510   Indra Sistemas S.A. (O).........................................................        238,113
     6,590   Prosegur Cia de Seguridad S.A. .................................................        252,847
                                                                                                 -----------
                                                                                                   3,345,750
                                                                                                 -----------
             SWEDEN - 1.62%
     4,290   Cardo AB........................................................................        187,632
    16,300   Elekta AB,
             Class B.........................................................................        283,261
     7,630   Getinge AB, B
             Shares..........................................................................        165,185
    15,400   KappAhl Holding AB..............................................................        173,728
   536,900   Telefonaktiebolaget LM Ericsson, B
             Shares..........................................................................      2,153,010
                                                                                                 -----------
                                                                                                   2,962,816
                                                                                                 -----------
             SWITZERLAND - 6.81%
    36,730   Credit Suisse Group.............................................................      2,620,999
       970   Geberit AG......................................................................        165,615
     9,215   Nestle S.A. ....................................................................      3,508,039
    83,297   Novartis AG.....................................................................      4,695,281
        91   Sika AG.........................................................................        185,851
     4,210   Zurich Financial Services AG....................................................      1,304,340
                                                                                                 -----------
                                                                                                  12,480,125
                                                                                                 -----------
             TAIWAN - 1.23%
    64,850   Advantech Co., Ltd. ............................................................        207,979
   575,672   Chinatrust Financial Holding
             Co., Ltd. ......................................................................        450,128
   389,000   Fubon Financial Holding Co., Ltd. ..............................................        356,445
    65,023   HON HAI Precision Industry
             Co., Ltd. ......................................................................        564,036
    58,000   Novatek Microelectronics
             Corp., Ltd. ....................................................................        304,704
   174,762   Taiwan Semiconductor Manufacturing
             Co., Ltd. ......................................................................        378,455
                                                                                                 -----------
                                                                                                   2,261,747
                                                                                                 -----------
             THAILAND - 0.24%
   201,100   Kasikornbank PCL................................................................        445,596
                                                                                                 -----------
             TURKEY - 0.69%
    13,400   Ford Otomotiv Sanayi A.S........................................................        125,903
    63,385   Turkcell Iletisim Hizmet AS.....................................................        428,506



--------------------------------------------------------------------------------
                                                                              77

                See accompanying Notes to Financial Statements.

INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
             TURKEY (CONTINUED)
    27,751   Turkcell Iletisim Hizmet AS, ADR................................................  $     462,054
    54,500   Turkiye Is Bankasi..............................................................        256,035
                                                                                                 -----------
                                                                                                   1,272,498
                                                                                                 -----------
             UNITED KINGDOM - 22.89%
    34,615   Ashmore Group PLC...............................................................        186,966
    55,461   Ashtead Group PLC...............................................................        169,111
   300,473   BAE Systems PLC.................................................................      2,441,194
    96,600   Barclays PLC....................................................................      1,348,740
   266,675   BP PLC..........................................................................      3,225,830
    62,200   British American Tobacco PLC....................................................      2,118,702
         1   Bunzl PLC.......................................................................             14
    28,170   Cattles PLC.....................................................................        221,521
    10,185   Charter PLC *...................................................................        225,769
     6,303   Chemring Group PLC..............................................................        248,584
   127,600   Diageo PLC......................................................................      2,654,430
    54,391   Enodis PLC......................................................................        215,494
    17,350   Enterprise Inns PLC.............................................................        239,806
    35,012   Filtrona PLC....................................................................        183,140
   288,000   Friends Provident PLC...........................................................      1,035,314
   117,400   GlaxoSmithKline PLC.............................................................      3,073,409
    74,000   HSBC Holdings PLC...............................................................      1,358,297
    46,256   Imperial Tobacco Group PLC......................................................      2,140,708
    13,160   Intertek Group PLC..............................................................        259,772
   450,300   ITV PLC.........................................................................      1,031,596
   253,000   Kingfisher PLC..................................................................      1,149,557
   166,600   Lloyds TSB Group PLC............................................................      1,858,196
    23,160   Man Group PLC...................................................................        282,942
    83,212   National Grid PLC...............................................................      1,231,925
    81,300   Northern Rock PLC...............................................................      1,415,638
    11,048   Northgate PLC...................................................................        227,612
   541,788   Old Mutual PLC..................................................................      1,835,696
    36,700   Reckitt Benckiser PLC...........................................................      2,013,563
    95,375   Regus Group PLC.................................................................        258,292
   225,000   Tesco PLC.......................................................................      1,888,947
    68,200   Unilever PLC....................................................................      2,209,524
    21,374   Vanco PLC *.....................................................................        180,085
 1,418,362   Vodafone Group PLC..............................................................      4,774,423
    21,318   William Hill PLC................................................................        263,005
                                                                                                 -----------
                                                                                                  41,967,802
                                                                                                 -----------
             TOTAL COMMON STOCKS
             ( Cost $140,757,086 )...........................................................    176,639,584

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
COMMON STOCK UNIT - 0.14%
-------------------------------------------------------------------------------------------------------------
             IRELAND - 0.14%
    17,516   Grafton Group PLC *.............................................................  $     250,085
                                                                                                 -----------
             TOTAL COMMON STOCK UNIT
             ( Cost $184,135 )...............................................................        250,085

PREFERRED STOCKS - 1.59%
-------------------------------------------------------------------------------------------------------------
             BRAZIL - 1.34%
 7,322,700   AES Tiete S.A. .................................................................        284,399
     6,666   Bradespar S.A. .................................................................        253,026
     8,000   Cia Energetica de Minas Gerais..................................................        170,017
    25,228   Cia Vale do Rio Doce............................................................        947,013
    15,100   Iochpe Maxion S.A. .............................................................        233,721
   104,500   Klabin S.A. ....................................................................        367,977
    10,871   Tele Norte Leste Participacoes
             S.A., ADR.......................................................................        206,223
                                                                                                 -----------
                                                                                                   2,462,376
                                                                                                 -----------
             GERMANY - 0.16%
     3,213   Fuchs Petrolub AG...............................................................        297,551
                                                                                                 -----------
             SOUTH KOREA - 0.09%
     3,540   Hyundai Motor Co. ..............................................................        161,702
                                                                                                 -----------
             TOTAL PREFERRED STOCKS
             ( Cost $1,596,918 ).............................................................      2,921,629

INVESTMENT COMPANY - 1.58%
-------------------------------------------------------------------------------------------------------------
             UNITED STATES - 1.58%
 2,906,630   SSgA Prime Money Market Fund....................................................      2,906,630
                                                                                                 -----------
             TOTAL INVESTMENT COMPANY
             ( Cost $2,906,630 ).............................................................      2,906,630



--------------------------------------------------------------------------------
78

                See accompanying Notes to Financial Statements.

INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

Shares                                                                                         Value (Note 2)
------                                                                                         --------------
COLLATERAL FOR SECURITIES ON LOAN - 5.11%
-------------------------------------------------------------------------------------------------------------
             UNITED STATES - 5.11%
 9,370,994   State Street Navigator Securities
             Lending Prime Portfolio (I).....................................................  $   9,370,994
                                                                                                 -----------
             TOTAL COLLATERAL FOR SECURITIES ON LOAN
             ( Cost $9,370,994 ).............................................................      9,370,994

TOTAL INVESTMENTS - 104.75%
-------------------------------------------------------------------------------------------------------------
( Cost $154,815,763** ).........................................................................  192,088,922

NET OTHER ASSETS AND LIABILITIES - (4.75)%
-------------------------------------------------------------------------------------------------------------
                                                                                                  (8,711,448)

TOTAL NET ASSETS - 100.00%
-------------------------------------------------------------------------------------------------------------
                                                                                               $ 183,377,474
-------------------------------------------------------------------------------------------------------------

   * Non-income producing.
  ** Aggregate cost for Federal tax purposes was
     $155,318,134.
 (C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.
 (I) Represents investments of cash collateral received in connection with securities lending.
 (O) All (or portion of security) on loan.
 ADR American Depositary Receipt.
 GDR Global Depositary Receipt.
 PLC Public Limited Company.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.



--------------------------------------------------------------------------------
                                                                              79

                See accompanying Notes to Financial Statements.

INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

OTHER INFORMATION:

Industry Concentration

                      % of Net Assets
                      ---------------
Commercial Banks                13.8%
Pharmaceuticals                  7.1%
Oil, Gas & Consumable
Fuels                            6.8%
Insurance                        4.5%
Automobiles                      3.9%
Beverages                        3.8%
Wireless
Telecommunication
Services                         3.5%
Tobacco                          3.4%
Air Freight & Logistics          3.4%
Diversified
Telecommunication
Services                         3.3%
Capital Markets                  3.1%
Electronic Equipment &
Instruments                      3.0%
Construction Materials           3.0%
Communications Equipment         2.6%
Electric Utilities               2.2%
Gas Utilities                    2.0%
Net Other Assets &
Liabilities                      1.9%
Food Products                    1.9%
Electrical Equipment             1.9%
Real Estate Management &
Development                      1.7%
Personal Products                1.7%
Machinery                        1.7%
Metals & Mining                  1.6%
Aerospace & Defense              1.5%
Auto Components                  1.4%
Household Products               1.3%
Commercial Services &
Supplies                         1.3%

                      % of Net Assets
                      ---------------
Textiles, Apparel &
Luxury Goods                     1.1%
Food & Staples Retailing         1.0%
Media                            0.9%
Specialty Retail                 0.9%
Multiline Retail                 0.9%
Construction &
Engineering                      0.8%
Thrifts & Mortgage
Finance                          0.8%
Building Products                0.6%
Road & Rail                      0.6%
Household Durables               0.5%
Chemicals                        0.5%
Hotels, Restaurants &
Leisure                          0.5%
Energy Equipment &
Services                         0.4%
Distributors                     0.4%
Industrial Conglomerates         0.4%
Semiconductors &
Semiconductor Equipment          0.4%
IT Services                      0.4%
Diversified Financial
Services                         0.3%
Health Care Equipment &
Supplies                         0.2%
Paper & Forest Products          0.2%
Office Electronics               0.2%
Consumer Finance                 0.1%
Computers & Peripherals          0.1%
Leisure Equipment &
Products                         0.1%
Marine                           0.1%
Transportation
Infrastructure                   0.1%
Health Care Technology           0.1%
Software                         0.1%
                          -----------
                               100.0%
                          -----------
                          -----------



--------------------------------------------------------------------------------
80

                See accompanying Notes to Financial Statements.

                     This page is left blank intentionally.

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------------------
                                             CONSERVATIVE          MODERATE       AGGRESSIVE
                                               ALLOCATION        ALLOCATION       ALLOCATION
                                                     FUND              FUND             FUND
ASSETS:
Investments
  Investments at cost
    Unaffiliated issuers                     $17,443,071       $ 34,208,898      $ 5,529,783
    Affiliated issuers(1)                     13,169,967         84,128,341       37,509,835
  Net unrealized appreciation (depreciation)
    Unaffiliated issuers                        (291,933)          (139,431)         455,977
    Affiliated issuers(1)                        400,497          3,346,391        2,952,649
                                             -----------------------------------------------
  Total investments at value                  30,721,602        121,544,199       46,448,244
Receivables:
  Investments sold                                     -                  -                -
  Fund shares sold                                37,387            652,670          262,885
  Dividends and interest                           4,014              7,576              114
Other assets                                           -                  -                -
                                             -----------------------------------------------
  Total Assets                                30,763,003        122,204,445       46,711,243
                                             -----------------------------------------------
LIABILITIES:
Payables:
  Investments purchased                                -                  -                -
  Upon return of securities loaned                     -                  -                -
  Fund shares redeemed                             4,761                  -              120
  Accrued management fees                          4,630             18,114            7,337
  Accrued expenses and other payables                842              1,481              964
                                             -----------------------------------------------
  Total Liabilities                               10,233             19,595            8,421
                                             -----------------------------------------------
Net assets applicable to outstanding capital
  stock                                      $30,752,770       $122,184,850      $46,702,822
                                             -----------------------------------------------
REPRESENTED BY:
  Capital stock and additional paid-in
    capital                                  $30,296,605       $117,825,787      $42,678,159
  Accumulated undistributed
    (over-distributed) net investment income
    (loss)                                       321,341            640,943          (20,974)
  Accumulated net realized gain (loss) on
    investments and foreign currency related
    transactions                                  26,260            511,160          637,011
  Unrealized appreciation (depreciation) of
    investments (including appreciation
    (depreciation) of foreign currency
    related transactions)                        108,564          3,206,960        3,408,626
                                             -----------------------------------------------
Total net assets - representing net assets
  applicable to outstanding capital stock    $30,752,770       $122,184,850      $46,702,822
                                             -----------------------------------------------
Number of Class Z Shares issued and
  outstanding                                  2,833,807         10,695,026        3,878,639
                                             -----------------------------------------------
Net asset value per share of outstanding
  capital stock, offering price and
  redemption price                           $     10.85       $      11.42      $     12.04
                                             -----------------------------------------------

(1) See Note 10 for information on affiliated issuers.



--------------------------------------------------------------------------------
82

                See accompanying Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------
    MONEY MARKET                       HIGH INCOME   DIVERSIFIED INCOME        LARGE CAP      LARGE CAP
            FUND      BOND FUND               FUND                 FUND       VALUE FUND    GROWTH FUND
$    105,336,963   $815,100,850   $    179,282,042    $    742,836,829    $1,060,995,686   $627,129,519
              --             --                 --                  --                --             --
              --    (18,099,239)          (907,427)         36,931,655       346,554,958     94,502,401
              --             --                 --                  --                --             --
-------------------------------------------------------------------------------------------------------
     105,336,963    797,001,611        178,374,615         779,768,484     1,407,550,644    721,631,920
              --      2,700,679          2,244,162           3,393,216         1,199,621      4,802,592
          41,046         45,823                 18                  --             2,090         15,255
         240,249      6,249,728          2,877,438           4,307,895         1,827,508        550,336
              --         31,658             18,303              14,163             2,604         10,390
-------------------------------------------------------------------------------------------------------
     105,618,258    806,029,499        183,514,536         787,483,758     1,410,582,467    727,010,493
-------------------------------------------------------------------------------------------------------
              --     13,813,387          1,902,092           8,736,477         6,373,500      4,362,752
              --    153,653,884         25,666,595          80,427,551        23,700,335     53,765,117
          27,373        803,470              5,596           1,239,013           944,442      1,459,954
          38,722        287,822             97,366             405,227           691,972        442,633
           5,492         34,095              6,349              35,167            57,055         35,278
-------------------------------------------------------------------------------------------------------
          71,587    168,592,658         27,677,998          90,843,435        31,767,304     60,065,734
-------------------------------------------------------------------------------------------------------
$    105,546,671   $637,436,841   $    155,836,538    $    696,640,323    $1,378,815,163   $666,944,759
-------------------------------------------------------------------------------------------------------
$    105,546,671   $654,726,302   $    149,525,381    $    624,306,896    $  945,449,531   $581,919,290
             148     15,852,026          5,476,064          16,402,559        12,477,954      1,028,564
            (148)   (15,042,248)         1,742,520          18,999,213        74,332,853    (10,505,496)
              --    (18,099,239)          (907,427)         36,931,655       346,554,825     94,502,401
-------------------------------------------------------------------------------------------------------
$    105,546,671   $637,436,841   $    155,836,538    $    696,640,323    $1,378,815,163   $666,944,759
-------------------------------------------------------------------------------------------------------
     105,546,671     63,170,129         14,917,285          37,085,524        37,153,569     29,016,980
-------------------------------------------------------------------------------------------------------
$           1.00   $      10.09   $          10.45    $          18.78    $        37.11   $      22.98
-------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                              83

                See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------------------
                                                               MID CAP               MID CAP
                                                            VALUE FUND           GROWTH FUND
ASSETS:
Investments
  Investments at cost
    Unaffiliated issuers                                  $385,134,559      $    452,420,052
  Net unrealized appreciation
    Unaffiliated issuers                                    55,905,215            61,779,923
                                                          ----------------------------------
  Total investments at value                               441,039,774           514,199,975
Foreign currency(2)                                                 --                    --
Receivables:
  Investments sold                                           1,736,724             4,424,337
  Fund shares sold                                                  --                    --
  Dividends and interest                                       465,718               120,300
Other assets                                                    12,660                18,982
                                                          ----------------------------------
  Total Assets                                             443,254,876           518,763,594
                                                          ----------------------------------
LIABILITIES:
  Unrealized depreciation on forward foreign
    currency contracts                                              --                    --
Payables:
  Investments purchased                                      1,316,768             5,581,138
  Upon return of securities loaned                          78,420,250           104,644,310
  Fund shares redeemed                                         700,710               492,601
  Accrued management fees                                      264,684               286,453
  Accrued expenses and other payables                           19,848                19,926
                                                          ----------------------------------
  Total Liabilities                                         80,722,260           111,024,428
                                                          ----------------------------------
Net assets applicable to outstanding capital stock        $362,532,616      $    407,739,166
                                                          ----------------------------------
REPRESENTED BY:
  Capital stock and additional paid-in capital            $275,098,574      $    330,634,792
  Accumulated undistributed (over-distributed) net
    investment income (loss)                                 1,961,689              (937,861)
  Accumulated net realized gain (loss) on
    investments and foreign currency related
    transactions                                            29,567,138            16,262,312
  Unrealized appreciation (depreciation) of
    investments (including appreciation
    (depreciation) of foreign currency related
    transactions)                                           55,905,215            61,779,923
                                                          ----------------------------------
Total net assets - representing net assets
  applicable to outstanding capital stock                 $362,532,616      $    407,739,166
                                                          ----------------------------------
Number of Class Z Shares issued and outstanding             19,048,551            60,511,039
                                                          ----------------------------------
Net asset value per share of outstanding capital
  stock, offering price and redemption price              $      19.03      $           6.74
                                                          ----------------------------------

(1) Fund commenced investment operations on May 1, 2007.
(2) Cost of Foreign Currency of $242,393 and $975,980 for the Global Securities and International Stock Funds, respectively.



--------------------------------------------------------------------------------
84

                See accompanying Notes to Financial Statements.

-----------------------------------------------------------------------------------------------
       SMALL CAP                 SMALL CAP          GLOBAL SECURITIES             INTERNATIONAL
   VALUE FUND(1)            GROWTH FUND(1)                       FUND                STOCK FUND
$      5,160,032          $      5,230,399          $     70,172,792           $    154,815,763
          24,054                   163,579                 1,094,542                 37,273,159
-----------------------------------------------------------------------------------------------
       5,184,086                 5,393,978                71,267,334                192,088,922
              --                        --                   244,459                    979,827
          29,636                        --                   105,855                    488,953
           3,504                     7,007                        79                     83,689
           8,519                     2,532                    98,997                    368,702
              --                        16                    11,299                    136,784
-----------------------------------------------------------------------------------------------
       5,225,745                 5,403,533                71,728,023                194,146,877
-----------------------------------------------------------------------------------------------
              --                        --                    30,575                         --
          44,654                        --                   155,842                  1,196,021
              --                        --                 9,316,620                  9,370,994
              22                        --                    38,818                        436
           4,267                     4,387                    48,397                    179,973
             353                       353                     3,670                     21,979
-----------------------------------------------------------------------------------------------
          49,296                     4,740                 9,593,922                 10,769,403
-----------------------------------------------------------------------------------------------
$      5,176,449          $      5,398,793          $     62,134,101           $    183,377,474
-----------------------------------------------------------------------------------------------
$      5,139,066          $      5,120,273          $     42,976,385           $    132,326,187
          10,455                     4,250                   541,160                  1,719,435
           2,874                   110,691                17,519,584                 12,062,504
          24,054                   163,579                 1,096,972                 37,269,348
-----------------------------------------------------------------------------------------------
$      5,176,449          $      5,398,793          $     62,134,101           $    183,377,474
-----------------------------------------------------------------------------------------------
         513,665                   511,449                 4,021,556                 12,281,088
-----------------------------------------------------------------------------------------------
$          10.08          $          10.56          $          15.45           $          14.93
-----------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                              85

                See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED JUNE 30, 2007 (UNAUDITED)

---------------------------------------------------------------------------------------------------------
                                                 CONSERVATIVE              MODERATE            AGGRESSIVE
                                                   ALLOCATION            ALLOCATION            ALLOCATION
                                                         FUND                  FUND                  FUND
INVESTMENT INCOME:
  Interest                                   $          1,232      $          3,517      $          1,030
  Dividends
    Unaffiliated issuers                              206,007               280,633                 7,985
    Affiliated issuers(1)                             128,266               415,808                    --
    Less: Foreign taxes withheld                           --                    --                    --
  Securities lending income                                --                    --                    --
                                             ------------------------------------------------------------
    Total investment income                           335,505               699,958                 9,015
                                             ------------------------------------------------------------
EXPENSES:
Management fees                                        16,728                71,146                34,588
Trustees' fees                                             --                    --                    --
Audit fees                                                843                 1,481                   965
Compliance expense                                         --                    --                    --
                                             ------------------------------------------------------------
  Total expenses                                       17,571                72,627                35,553
                                             ------------------------------------------------------------
NET INVESTMENT INCOME                                 317,934               627,331               (26,538)
                                             ------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized gain (loss) on investments
  (including net realized gain (loss)
  on foreign currency related
  transactions)
  Unaffiliated issuers                                (13,996)                  485                46,264
  Affiliated issuers(1)                               (19,552)             (244,891)             (206,552)
Net change in unrealized appreciation
  (depreciation) on investments
  (including net unrealized
  appreciation (depreciation) on
  foreign currency related
  transactions)                                       (35,319)            2,786,097             3,007,859
                                             ------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                      (68,867)            2,541,691             2,847,571
                                             ------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                            $        249,067      $      3,169,022      $      2,821,033
                                             ------------------------------------------------------------

(1) See Note 10 for information on affiliated issuers.



--------------------------------------------------------------------------------
86

                See accompanying Notes to Financial Statements.

---------------------------------------------------------------------------------------------------------
    MONEY MARKET                       HIGH INCOME   DIVERSIFIED INCOME      LARGE CAP          LARGE CAP
            FUND      BOND FUND               FUND                 FUND     VALUE FUND        GROWTH FUND
$      2,671,833   $ 17,104,319   $      5,994,942    $      9,975,520    $    190,373   $        136,536
              --             --             45,591           8,579,713      16,017,180          3,504,447
              --             --                 --                  --              --                 --
              --             --               (506)            (10,996)        (13,786)           (41,533)
              --         92,802             24,101             118,248          93,166             33,447
---------------------------------------------------------------------------------------------------------
       2,671,833     17,197,121          6,064,128          18,662,485      16,286,933          3,632,897
---------------------------------------------------------------------------------------------------------
         231,259      1,758,073            581,716           2,499,844       4,122,107          2,639,417
           1,567          6,336              1,086               6,540          10,427              6,537
           2,117         12,574              2,832              13,126          22,429             13,076
           1,808          9,859              2,430              10,175          18,874             10,340
---------------------------------------------------------------------------------------------------------
         236,751      1,786,842            588,064           2,529,685       4,173,837          2,669,370
---------------------------------------------------------------------------------------------------------
       2,435,082     15,410,279          5,476,064          16,132,800      12,113,096            963,527
---------------------------------------------------------------------------------------------------------
            (148)      (598,718)         1,706,473          18,786,838      74,065,455         22,714,394
              --             --                 --                  --              --                 --
              --    (15,870,862)        (2,934,362)        (22,325,658)    (10,177,817)        21,778,203
---------------------------------------------------------------------------------------------------------
            (148)   (16,469,580)        (1,227,889)         (3,538,820)     63,887,638         44,492,597
---------------------------------------------------------------------------------------------------------
$      2,434,934   $ (1,059,301)  $      4,248,175    $     12,593,980    $ 76,000,734   $     45,456,124
---------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                              87

                See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED JUNE 30, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------
                                                                  MID CAP               MID CAP
                                                               VALUE FUND           GROWTH FUND
INVESTMENT INCOME:
  Interest                                               $         68,608      $        194,034
  Dividends
    Unaffiliated issuers                                        3,476,941               442,687
    Less: Foreign taxes withheld                                       --                    --
  Securities lending income                                        53,258                71,863
                                                         --------------------------------------
    Total investment income                                     3,598,807               708,584
                                                         --------------------------------------
EXPENSES:
Management fees                                                 1,786,781             1,626,518
Trustees' fees                                                      4,558                 4,592
Audit fees                                                          8,370                 8,366
Compliance expense                                                  6,920                 6,969
                                                         --------------------------------------
  Total expenses                                                1,806,629             1,646,445
                                                         --------------------------------------
NET INVESTMENT INCOME (LOSS)                                    1,792,178              (937,861)
                                                         --------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments (including net
  realized gain (loss) on foreign currency related
  transactions)(1)
  Unaffiliated issuers                                         29,238,632            13,946,349
Net change in unrealized appreciation
  (depreciation) on investments (including net
  unrealized appreciation (depreciation) on foreign
  currency related transactions)(2)                            (1,786,137)           38,893,428
                                                         --------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                27,452,495            52,839,777
                                                         --------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS               $     29,244,673      $     51,901,916
                                                         --------------------------------------

(1) Includes foreign capital gains taxes paid of $50,498 and $257 for the Global Securities and International Stock Funds, respectively.
(2) Net of deferred foreign capital gains taxes of $14,449 for the International Stock Fund.
(3) Fund commenced investment operations on May 1, 2007.



--------------------------------------------------------------------------------
88

                See accompanying Notes to Financial Statements.

-----------------------------------------------------------------------------------------------
       SMALL CAP                 SMALL CAP          GLOBAL SECURITIES             INTERNATIONAL
   VALUE FUND(3)            GROWTH FUND(3)                       FUND                STOCK FUND
$          2,926          $          2,081          $         20,719           $        116,435
          16,326                    11,145                   914,989                  3,205,927
              --                        --                   (75,688)                  (295,781)
              --                        --                    25,216                      6,069
-----------------------------------------------------------------------------------------------
          19,252                    13,226                   885,236                  3,032,650
-----------------------------------------------------------------------------------------------
           8,444                     8,623                   279,507                  1,040,762
              36                        36                       876                      1,938
             277                       278                     1,551                      3,023
              40                        39                     1,243                      2,569
-----------------------------------------------------------------------------------------------
           8,797                     8,976                   283,177                  1,048,292
-----------------------------------------------------------------------------------------------
          10,455                     4,250                   602,059                  1,984,358
-----------------------------------------------------------------------------------------------
           2,874                   110,691                17,293,402                  9,893,562
          24,054                   163,579               (13,545,101)                 2,280,156
-----------------------------------------------------------------------------------------------
          26,928                   274,270                 3,748,301                 12,173,718
-----------------------------------------------------------------------------------------------
$         37,383          $        278,520          $      4,350,360           $     14,158,076
-----------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                              89

                See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------------------------------
                                        CONSERVATIVE ALLOCATION FUND        MODERATE ALLOCATION FUND
                                       -------------------------------   -------------------------------
                                       SIX MONTHS ENDED   INCEPTION TO   SIX MONTHS ENDED   INCEPTION TO
                                        JUNE 30, 2007     DECEMBER 31,    JUNE 30, 2007     DECEMBER 31,
                                         (UNAUDITED)        2006(1)        (UNAUDITED)        2006(1)
OPERATIONS:
  Net investment income (loss)           $   317,934       $   98,808      $    627,331     $   291,117
  Net realized gain (loss) on
    investments                              (33,548)          77,707          (244,406)        902,711
  Net change in unrealized
    appreciation (depreciation) on
    investments                              (35,319)         143,883         2,786,097         420,863
                                       -----------------------------------------------------------------
  Increase (decrease) in net assets
    from operations                          249,067          320,398         3,169,022       1,614,691
                                       -----------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                           --         (113,300)               --        (419,100)
  Realized gains on investments                   --               --                --          (5,550)
                                       -----------------------------------------------------------------
  Change in net assets from
    distributions                                 --         (113,300)               --        (424,650)
CLASS Z SHARE TRANSACTIONS:
  Proceeds from sale of shares            22,801,825        8,937,148        82,727,939      36,371,376
  Net asset value of shares issued in
    reinvestment of distributions                 --          113,300                --         424,650
                                       -----------------------------------------------------------------
                                          22,801,825        9,050,448        82,727,939      36,796,026
  Cost of shares repurchased              (1,411,019)        (144,649)         (705,966)       (992,212)
                                       -----------------------------------------------------------------
  Net increase (decrease) in net
    assets from capital share
    transactions                          21,390,806        8,905,799        82,021,973      35,803,814
                                       -----------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                  21,639,873        9,112,897        85,190,995      36,993,855
                                       -----------------------------------------------------------------
NET ASSETS:
  Beginning of year                      $ 9,112,897       $       --      $ 36,993,855     $        --
                                       -----------------------------------------------------------------
  End of year                            $30,752,770       $9,112,897      $122,184,850     $36,993,855
                                       -----------------------------------------------------------------
Undistributed net investment income
  (loss) included in net assets          $   321,341       $    3,407      $    640,943     $    13,612
                                       -----------------------------------------------------------------
OTHER INFORMATION:
CLASS Z CAPITAL SHARE TRANSACTIONS:
  Shares sold                              2,104,492          862,835         7,350,456       3,461,875
  Shares issued in reinvestment of
    distributions                                 --           10,682                --          39,028
                                       -----------------------------------------------------------------
                                           2,104,492          873,517         7,350,456       3,500,903
  Shares redeemed                           (130,452)         (13,750)          (62,634)        (93,699)
                                       -----------------------------------------------------------------
  Net increase (decrease) in shares
    outstanding                            1,974,040          859,767         7,287,822       3,407,204
                                       -----------------------------------------------------------------

(1) Fund commenced investment operations on June 30, 2006.



--------------------------------------------------------------------------------
90

                See accompanying Notes to Financial Statements.

---------------------------------------------------------------------------------------------------
  AGGRESSIVE ALLOCATION FUND             MONEY MARKET FUND                     BOND FUND
-------------------------------   -------------------------------   -------------------------------
SIX MONTHS ENDED   INCEPTION TO   SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
 JUNE 30, 2007     DECEMBER 31,    JUNE 30, 2007     DECEMBER 31,    JUNE 30, 2007     DECEMBER 31,
  (UNAUDITED)        2006(1)        (UNAUDITED)          2006         (UNAUDITED)          2006
  $   (26,538)     $   139,587      $  2,435,082     $ 3,988,847      $ 15,410,279     $ 29,113,858
     (160,288)         936,976              (148)             50          (598,718)        (888,636)
    3,007,859          400,767                --              --       (15,870,862)      (2,671,883)
---------------------------------------------------------------------------------------------------
    2,821,033        1,477,330         2,434,934       3,988,897        (1,059,301)      25,553,339
---------------------------------------------------------------------------------------------------
           --         (273,700)       (2,434,934)     (3,988,897)               --      (29,028,791)
           --               --                --              --                --               --
---------------------------------------------------------------------------------------------------
           --         (273,700)       (2,434,934)     (3,988,897)               --      (29,028,791)
   23,258,441       20,307,936        48,768,748      80,126,027        33,802,226       67,585,994
           --          273,700         2,434,933       3,988,897                --       29,028,791
---------------------------------------------------------------------------------------------------
   23,258,441       20,581,636        51,203,681      84,114,924        33,802,226       96,614,785
     (923,431)        (238,487)      (46,119,174)    (78,289,668)      (54,578,692)     (57,842,531)
---------------------------------------------------------------------------------------------------
   22,335,010       20,343,149         5,084,507       5,825,256       (20,776,466)      38,772,254
---------------------------------------------------------------------------------------------------
   25,156,043       21,546,779         5,084,507       5,825,256       (21,835,767)      35,296,802
---------------------------------------------------------------------------------------------------
  $21,546,779      $        --      $100,462,164     $94,636,908      $659,272,608     $623,975,806
---------------------------------------------------------------------------------------------------
  $46,702,822      $21,546,779      $105,546,671     $100,462,164     $637,436,841     $659,272,608
---------------------------------------------------------------------------------------------------
  $   (20,974)     $     5,564      $        148     $        --      $ 15,852,026     $    441,747
---------------------------------------------------------------------------------------------------
    2,017,600        1,938,411        48,768,748      80,126,027         3,326,719        6,587,751
           --           24,559         2,434,933       3,988,897                --        2,870,750
---------------------------------------------------------------------------------------------------
    2,017,600        1,962,970        51,203,681      84,114,924         3,326,719        9,458,501
      (79,300)         (22,631)      (46,119,174)    (78,289,668)       (5,381,693)      (5,612,752)
---------------------------------------------------------------------------------------------------
    1,938,300        1,940,339         5,084,507       5,825,256        (2,054,974)       3,845,749
---------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                              91

                See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------------------
                                              HIGH INCOME FUND               DIVERSIFIED INCOME FUND
                                       -------------------------------   --------------------------------
                                       SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                                        JUNE 30, 2007     DECEMBER 31,    JUNE 30, 2007     DECEMBER 31,
                                         (UNAUDITED)          2006         (UNAUDITED)          2006
OPERATIONS:
  Net investment income                  $  5,476,064     $10,256,810      $ 16,132,800     $  18,878,468
  Net realized gain on investments          1,706,473         475,935        18,786,838        84,996,412
  Net change in unrealized
    appreciation (depreciation) on
    investments                            (2,934,362)      1,828,587       (22,325,658)      (33,698,320)
                                       ------------------------------------------------------------------
  Increase in net assets from
    operations                              4,248,175      12,561,332        12,593,980        70,176,560
                                       ------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                            --     (10,375,136)               --       (18,856,543)
  Realized gains on investments                    --        (139,257)               --       (80,756,300)
                                       ------------------------------------------------------------------
  Change in net assets from
    distributions                                  --     (10,514,393)               --       (99,612,843)
CLASS Z SHARE TRANSACTIONS:
  Proceeds from sale of shares              4,587,021      16,932,242         5,701,230        12,700,806
  Net asset value of shares issued in
    reinvestment of distributions                  --      10,514,393                --        99,612,843
                                       ------------------------------------------------------------------
                                            4,587,021      27,446,635         5,701,230       112,313,649
  Cost of shares repurchased               (6,256,374)    (10,267,913)      (57,535,574)     (132,297,562)
                                       ------------------------------------------------------------------
  Net increase (decrease) in net
    assets from capital share
    transactions                           (1,669,353)     17,178,722       (51,834,344)      (19,983,913)
                                       ------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                    2,578,822      19,225,661       (39,240,364)      (49,420,196)
                                       ------------------------------------------------------------------
NET ASSETS:
  Beginning of year                      $153,257,716     $134,032,055     $735,880,687     $ 785,300,883
                                       ------------------------------------------------------------------
  End of year                            $155,836,538     $153,257,716     $696,640,323     $ 735,880,687
                                       ------------------------------------------------------------------
Undistributed net investment income
  included in net assets                 $  5,476,064     $        --      $ 16,402,559     $     269,759
                                       ------------------------------------------------------------------
OTHER INFORMATION:
CLASS Z CAPITAL SHARE TRANSACTIONS:
  Shares sold                                 437,372       1,644,455           306,221           638,188
  Shares issued in reinvestment of
    distributions                                  --       1,033,732                --         5,381,664
                                       ------------------------------------------------------------------
                                              437,372       2,678,187           306,221         6,019,852
  Shares redeemed                            (600,289)       (991,123)       (3,078,670)       (6,631,908)
                                       ------------------------------------------------------------------
  Net increase (decrease) in shares
    outstanding                              (162,917)      1,687,064        (2,772,449)         (612,056)
                                       ------------------------------------------------------------------



--------------------------------------------------------------------------------
92

                See accompanying Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------
      LARGE CAP VALUE FUND               LARGE CAP GROWTH FUND              MID CAP VALUE FUND
---------------------------------   -------------------------------   -------------------------------
SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
   JUNE 30, 2007    DECEMBER 31,     JUNE 30, 2007     DECEMBER 31,    JUNE 30, 2007     DECEMBER 31,
     (UNAUDITED)        2006          (UNAUDITED)          2006         (UNAUDITED)          2006
 $   12,113,096    $  24,669,545      $    963,527     $ 2,354,937      $  1,792,178     $  3,531,144
     74,065,455       88,090,337        22,714,394      27,685,491        29,238,632       42,468,573
    (10,177,817)     131,135,559        21,778,203      20,661,528        (1,786,137)       2,922,456
-----------------------------------------------------------------------------------------------------
     76,000,734      243,895,441        45,456,124      50,701,956        29,244,673       48,922,173
-----------------------------------------------------------------------------------------------------
             --      (24,606,850)               --      (2,423,723)               --       (3,321,001)
             --      (84,954,200)               --              --                --      (42,531,370)
-----------------------------------------------------------------------------------------------------
             --     (109,561,050)               --      (2,423,723)               --      (45,852,371)
     16,335,933       44,040,409         8,820,669      25,527,442        20,433,878       52,353,692
             --      109,561,050                --       2,423,723                --       45,852,371
-----------------------------------------------------------------------------------------------------
     16,335,933      153,601,459         8,820,669      27,951,165        20,433,878       98,206,063
   (104,299,379)    (137,026,386)      (57,092,925)    (95,280,146)      (30,358,610)     (33,341,844)
-----------------------------------------------------------------------------------------------------
    (87,963,446)      16,575,073       (48,272,256)    (67,328,981)       (9,924,732)      64,864,219
-----------------------------------------------------------------------------------------------------
    (11,962,712)     150,909,464        (2,816,132)    (19,050,748)       19,319,941       67,934,021
-----------------------------------------------------------------------------------------------------
 $1,390,777,875    $1,239,868,411     $669,760,891     $688,811,639     $343,212,675     $275,278,654
-----------------------------------------------------------------------------------------------------
 $1,378,815,163    $1,390,777,875     $666,944,759     $669,760,891     $362,532,616     $343,212,675
-----------------------------------------------------------------------------------------------------
 $   12,477,954    $     364,858      $  1,028,564     $    65,037      $  1,961,689     $    169,511
-----------------------------------------------------------------------------------------------------
        459,341        1,273,440           399,842       1,254,575         1,113,315        2,809,593
             --        3,102,605                --         113,097                --        2,599,101
-----------------------------------------------------------------------------------------------------
        459,341        4,376,045           399,842       1,367,672         1,113,315        5,408,694
     (2,888,824)      (4,000,830)       (2,577,706)     (4,657,943)       (1,627,121)      (1,758,756)
-----------------------------------------------------------------------------------------------------
     (2,429,483)         375,215        (2,177,864)     (3,290,271)         (513,806)       3,649,938
-----------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                              93

                See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------
                                                 MID CAP GROWTH FUND              SMALL CAP VALUE FUND
                                       ----------------------------------------   --------------------
                                         SIX MONTHS ENDED                             INCEPTION TO
                                          JUNE 30, 2007          YEAR ENDED         JUNE 30, 2007(1)
                                           (UNAUDITED)        DECEMBER 31, 2006       (UNAUDITED)
OPERATIONS:
  Net investment income (loss)             $   (937,861)        $   (843,809)          $   10,455
  Net realized gain on investments           13,946,349           79,600,979                2,874
  Net change in unrealized
    appreciation (depreciation) on
    investments                              38,893,428          (39,669,854)              24,054
                                       ---------------------------------------------------------------
  Increase in net assets from
    operations                               51,901,916           39,087,316               37,383
                                       ---------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                              --                   --                   --
  Realized gains on investments                      --          (82,043,836)                  --
                                       ---------------------------------------------------------------
  Change in net assets from
    distributions                                    --          (82,043,836)                  --
CLASS Z SHARE TRANSACTIONS:
  Proceeds from sale of shares               11,663,961           29,731,478            5,139,154
  Net asset value of shares issued in
    reinvestment of distributions                    --           82,043,836                   --
                                       ---------------------------------------------------------------
                                             11,663,961          111,775,314            5,139,154
  Cost of shares repurchased                (29,871,164)         (68,695,721)                 (88)
                                       ---------------------------------------------------------------
  Net increase (decrease) in net
    assets from capital share
    transactions                            (18,207,203)          43,079,593            5,139,066
                                       ---------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                     33,694,713              123,073            5,176,449
                                       ---------------------------------------------------------------
NET ASSETS:
  Beginning of year                        $374,044,453         $373,921,380           $       --
                                       ---------------------------------------------------------------
  End of year                              $407,739,166         $374,044,453           $5,176,449
                                       ---------------------------------------------------------------
Undistributed net investment income
  (loss) included in net assets            $   (937,861)        $         --           $   10,455
                                       ---------------------------------------------------------------
OTHER INFORMATION:
CLASS Z CAPITAL SHARE TRANSACTIONS:
  Shares sold                                 1,814,737            4,285,955              513,673
  Shares issued in reinvestment of
    distributions                                    --           13,750,896                   --
                                       ---------------------------------------------------------------
                                              1,814,737           18,036,851              513,673
  Shares redeemed                            (4,818,178)          (9,991,053)                  (8)
                                       ---------------------------------------------------------------
  Net increase (decrease) in shares
    outstanding                              (3,003,441)           8,045,798              513,665
                                       ---------------------------------------------------------------

(1) Fund commenced investment operations on May 1, 2007.



--------------------------------------------------------------------------------
94

                See accompanying Notes to Financial Statements.

---------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND          GLOBAL SECURITIES FUND                INTERNATIONAL STOCK FUND
---------------------   ------------------------------------   ------------------------------------
    INCEPTION TO        SIX MONTHS ENDED                       SIX MONTHS ENDED
  JUNE 30, 2007(1)       JUNE 30, 2007        YEAR ENDED        JUNE 30, 2007        YEAR ENDED
     (UNAUDITED)          (UNAUDITED)      DECEMBER 31, 2006     (UNAUDITED)      DECEMBER 31, 2006
     $    4,250           $    602,059        $   509,965        $  1,984,358       $  2,019,678
        110,691             17,293,402          2,040,066           9,893,562         15,831,931
        163,579            (13,545,101)         5,518,034           2,280,156         11,860,875
---------------------------------------------------------------------------------------------------
        278,520              4,350,360          8,068,065          14,158,076         29,712,484
---------------------------------------------------------------------------------------------------
             --                     --           (618,723)                 --         (2,154,721)
             --                     --         (2,135,512)                 --        (14,884,822)
---------------------------------------------------------------------------------------------------
             --                     --         (2,754,235)                 --        (17,039,543)
      5,120,295              3,084,233         12,174,171          10,147,070         35,254,910
             --                     --          2,754,235                  --         17,039,543
---------------------------------------------------------------------------------------------------
      5,120,295              3,084,233         14,928,406          10,147,070         52,294,453
            (22)            (2,520,755)        (5,471,633)         (6,631,425)        (7,745,333)
---------------------------------------------------------------------------------------------------
      5,120,273                563,478          9,456,773           3,515,645         44,549,120
---------------------------------------------------------------------------------------------------
      5,398,793              4,913,838         14,770,603          17,673,721         57,222,061
---------------------------------------------------------------------------------------------------
     $        -           $ 57,220,263        $42,449,660        $165,703,753       $108,481,692
---------------------------------------------------------------------------------------------------
     $5,398,793           $ 62,134,101        $57,220,263        $183,377,474       $165,703,753
---------------------------------------------------------------------------------------------------
     $    4,250           $    541,160        $   (60,899)       $  1,719,435       $   (264,923)
---------------------------------------------------------------------------------------------------
        511,451                208,707            894,005             721,242          2,588,160
             --                     --            195,806                  --          1,238,302
---------------------------------------------------------------------------------------------------
        511,451                208,707          1,089,811             721,242          3,826,462
             (2)              (171,019)          (404,386)           (463,806)          (566,766)
---------------------------------------------------------------------------------------------------
        511,449                 37,688            685,425             257,436          3,259,696
---------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                              95

                See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING

-------------------------------------------------------------------------------------------
                                                              CONSERVATIVE ALLOCATION FUND
                                                             ------------------------------
                                                               SIX MONTHS
                                                             Ended 06/30/07    Inception to
                                                              (unaudited)      12/31/06(1)
NET ASSET VALUE at beginning of period                          $ 10.60           $10.00
                                                             ------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(2)                                         0.20             0.23
  Net realized and unrealized gain on investments                  0.05             0.51
                                                             ------------------------------
   Total from investment operations                                0.25             0.74
                                                             ------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                           --            (0.14)
                                                             ------------------------------
Net increase in net asset value                                    0.25             0.60
                                                             ------------------------------
NET ASSET VALUE at end of period                                $ 10.85           $10.60
                                                             ------------------------------
TOTAL RETURN(3)                                                    2.34%(4)         7.34%(4)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                          $30,753           $9,113
Ratio of expenses to average net assets                            0.21%(5)         0.24%(5)
Ratio of net investment income to average net assets               3.80%(5)         4.25%(5)
Portfolio Turnover                                                   41%(4)           24%(4)

-------------------------------------------------------------------------------------------
                                                                MODERATE ALLOCATION FUND
                                                             ------------------------------
                                                               SIX MONTHS
                                                             Ended 06/30/07    Inception to
                                                              (unaudited)      12/31/06(1)
NET ASSET VALUE at beginning of period                          $  10.86         $  10.00
                                                             ------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(2)                                          0.10             0.20
  Net realized and unrealized gain on investments                   0.46             0.79
                                                             ------------------------------
   Total from investment operations                                 0.56             0.99
                                                             ------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                            --            (0.13)
  Distributions from capital gains                                    --            (0.00)(6)
   Total distributions                                                --            (0.13)
                                                             ------------------------------
Net increase in net asset value                                     0.56             0.86
                                                             ------------------------------
NET ASSET VALUE at end of period                                $  11.42         $  10.86
                                                             ------------------------------
TOTAL RETURN(3)                                                     5.19%(4)         9.87%(4)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                          $122,185         $ 36,994
Ratio of expenses to average net assets                             0.20%(5)         0.24%(5)
Ratio of net investment income to average net assets                1.76%(5)         3.74%(5)
Portfolio Turnover                                                    18%(4)           23%(4)

----------------------------------
(1) Commenced investment operations June 30, 2006.
(2) Based on average shares outstanding during the year.
(3) These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total Returns are not annualized for periods less than one year.
(4) Not annualized.
(5) Annualized.
(6) Amount represents less than $0.005 per share.


--------------------------------------------------------------------------------
96

                See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING

------------------------------------------------------------------------------------------
                                                              AGGRESSIVE ALLOCATION FUND
                                                             -----------------------------
                                                               SIX MONTHS
                                                             Ended 06/30/07   Inception to
                                                              (unaudited)     12/31/06(1)
NET ASSET VALUE at beginning of period                         $   11.10        $  10.00
                                                             -----------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)(2)                                  (0.01)           0.15
  Net realized and unrealized gain on investments                   0.95            1.10
                                                             -----------------------------
   Total from investment operations                                 0.94            1.25
                                                             -----------------------------
 LESS DISTRIBUTIONS:
  Distributions from net investment income                             -           (0.15)
                                                             -----------------------------
Net increase in net asset value                                     0.94            1.10
                                                             -----------------------------
NET ASSET VALUE at end of period                               $   12.04        $  11.10
                                                             -----------------------------
TOTAL RETURN(3)                                                     8.42%(4)       12.49%(4)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                         $  46,703        $ 21,547
Ratio of expenses to average net assets                             0.21%(5)        0.23%(5)
Ratio of net investment income to average net assets               (0.15)%(5)       2.71%(5)
Portfolio Turnover                                                    19%(4)          21%(4)

-------------------------------------------------------------------------------------------------------
                                                           MONEY MARKET FUND
                                -----------------------------------------------------------------------
                                  SIX MONTHS                FOR THE YEAR ENDED DECEMBER 31,
                                Ended 06/30/07   ------------------------------------------------------
                                 (unaudited)       2006      2005       2004       2003        2002
NET ASSET VALUE at beginning
  of period                        $   1.00      $   1.00   $  1.00   $   1.00   $   1.00    $   1.00
                                -----------------------------------------------------------------------
 INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income(2)             0.02          0.04      0.03       0.01       0.01        0.01
  Net realized and unrealized
    gain on investments                   -             -         -       0.00(6)     0.00(6)      0.00(6)
                                -----------------------------------------------------------------------
   Total from investment
     operations                        0.02          0.04      0.03       0.01       0.01        0.01
                                -----------------------------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net
    investment income                 (0.02)        (0.04)   (0.03)     (0.01)     (0.01)       (0.01)
Net increase (decrease) in net
  asset value                             -             -         -          -          -           -
                                -----------------------------------------------------------------------
NET ASSET VALUE at end of
  period                           $   1.00      $   1.00   $  1.00   $   1.00   $   1.00    $   1.00
                                -----------------------------------------------------------------------
TOTAL RETURN(3)                        2.38%(4)      4.54%     2.78%      0.92%      0.75%       1.50%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period
  (in 000's)                       $105,547      $100,462   $94,637   $129,004   $141,376    $177,443
Ratio of expenses to average
  net assets                           0.46%(5)      0.46%     0.46%      0.45%      0.45%       0.45%
Ratio of net investment income
  to average net assets                4.74%(5)      4.42%     2.73%      0.90%      0.75%       1.45%

----------------------------------
(1) Commenced investment operations June 30, 2006.
(2) Based on average shares outstanding during the year.
(3) These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total Returns are not annualized for periods less than one year.
(4) Not annualized.
(5) Annualized.
(6) Amount represents less than $0.005 per share.



--------------------------------------------------------------------------------
                                                                              97

                See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING

------------------------------------------------------------------------------------------------------------
                                                                  BOND FUND
                                  --------------------------------------------------------------------------
                                     SIX MONTHS                  FOR THE YEAR ENDED DECEMBER 31,
                                   Ended 06/30/07    -------------------------------------------------------
                                    (unaudited)        2006       2005       2004       2003        2002
NET ASSET VALUE at beginning of
  period                              $  10.11       $  10.17   $  10.34   $  10.43   $  10.59    $  10.20
                                  --------------------------------------------------------------------------
 INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income(1)                0.24           0.47       0.42       0.42       0.46        0.54
  Net realized and unrealized
    gain (loss) on investments           (0.26)        (0.06)     (0.16)     (0.07)     (0.14)        0.32
                                  --------------------------------------------------------------------------
   Total from investment
     operations                          (0.02)          0.41       0.26       0.35       0.32        0.86
                                  --------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net
    investment income                        -         (0.47)     (0.43)     (0.44)     (0.48)       (0.47)
                                  --------------------------------------------------------------------------
Net increase (decrease) in net
  asset value                            (0.02)        (0.06)     (0.17)     (0.09)     (0.16)        0.39
                                  --------------------------------------------------------------------------
NET ASSET VALUE at end of period      $  10.09       $  10.11   $  10.17   $  10.34   $  10.43    $  10.59
                                  --------------------------------------------------------------------------
TOTAL RETURN(2)                          (0.17)%(3)      4.01%      2.51%      3.36%      3.05%       8.55%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in
  000's)                              $637,437       $659,273   $623,976   $574,156   $552,311    $553,494
Ratio of expenses to average net
  assets                                  0.56%(4)       0.56%      0.56%      0.55%      0.55%       0.55%
Ratio of net investment income to
  average net assets                      4.82%(4)       4.54%      4.06%      4.02%      4.29%       5.14%
Portfolio Turnover                          22%(3)         27%        51%        67%        82%         78%

---------------------------------------------------------------------------------------------------------
                                                              HIGH INCOME FUND
                                   ----------------------------------------------------------------------
                                     SIX MONTHS                FOR THE YEAR ENDED DECEMBER 31,
                                   Ended 06/30/07   -----------------------------------------------------
                                    (unaudited)       2006       2005       2004      2003        2002
NET ASSET VALUE at beginning of
  period                              $  10.16      $  10.01   $  10.40   $  10.16   $  9.04    $  9.41
                                   ----------------------------------------------------------------------
 INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income(1)                0.37          0.74       0.68       0.74      0.72       0.71
  Net realized and unrealized gain
    (loss) on investments                (0.08)         0.16     (0.42)       0.16      0.93     (0.44)
                                   ----------------------------------------------------------------------
   Total from investment
     operations                           0.29          0.90       0.26       0.90      1.65       0.27
                                   ----------------------------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net
    investment income                        -        (0.74)     (0.65)     (0.66)    (0.53)     (0.64)
  Distributions from capital gains           -        (0.01)          -          -         -          -
                                   ----------------------------------------------------------------------
   Total distributions                       -        (0.75)     (0.65)     (0.66)    (0.53)     (0.64)
                                   ----------------------------------------------------------------------
Net increase (decrease) in net
  asset value                             0.29          0.15     (0.39)       0.24      1.12     (0.37)
                                   ----------------------------------------------------------------------
NET ASSET VALUE at end of period      $  10.45      $  10.16   $  10.01   $  10.40   $ 10.16    $  9.04
                                   ----------------------------------------------------------------------
TOTAL RETURN(2)                           2.79%(3)      9.03%      2.51%      8.92%    18.46%      3.06%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in
  000's)                              $155,837      $153,528   $134,032   $118,318   $88,240    $25,850
Ratio of expenses to average net
  assets                                  0.76%(4)      0.77%      0.76%      0.76%     0.75%      0.76%
Ratio of net investment income to
  average net assets                      7.06%(4)      7.12%      6.47%      7.08%     7.29%      7.64%
Portfolio Turnover                          38%(3)        64%        86%(5)       58%      45%       38%

----------------------------------
(1) Based on average shares outstanding during the year.
(2) These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total Returns are not annualized for periods less than one year.
(3) Not annualized.
(4) Annualized.
(5) Subadviser change February 28, 2005.


--------------------------------------------------------------------------------
98

                See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING

---------------------------------------------------------------------------------------------------------
                                                           DIVERSIFIED INCOME FUND
                                    ---------------------------------------------------------------------
                                      SIX MONTHS               FOR THE YEAR ENDED DECEMBER 31,
                                    Ended 06/30/07   ----------------------------------------------------
                                     (unaudited)       2006       2005       2004       2003       2002
NET ASSET VALUE at beginning of
 period                                $  18.46      $  19.40   $  19.11   $  18.04   $  15.85   $  18.42
                                    ---------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income(1)                  0.42          0.49       0.42       0.43       0.45       0.53
 Net realized and unrealized gain
   (loss) on investments                  (0.10)         1.45       0.32       1.08       2.18      (2.58)
                                    ---------------------------------------------------------------------
  Total from investment operations         0.32          1.94       0.74       1.51       2.63      (2.05)
                                    ---------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Distributions from net investment
   income                                    --         (0.55)     (0.45)     (0.44)     (0.44)     (0.52)
 Distributions from capital gains            --         (2.33)        --         --         --      (0.00)(3)
                                    ---------------------------------------------------------------------
  Total distributions                        --         (2.88)     (0.45)     (0.44)     (0.44)     (0.52)
                                    ---------------------------------------------------------------------
Net increase (decrease) in net
 asset value                               0.32         (0.94)      0.29       1.07       2.19      (2.57)
                                    ---------------------------------------------------------------------
NET ASSET VALUE at end of period       $  18.78      $  18.46   $  19.40   $  19.11   $  18.04   $  15.85
                                    ---------------------------------------------------------------------
TOTAL RETURN(2)                            1.74%(4)      9.98%(6)     3.89%     8.34%    16.82%    (11.13)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in
 000's)                                $696,640      $735,881   $785,301   $785,856   $712,180   $592,243
Ratio of expenses to average net
 assets                                    0.71%(5)      0.71%      0.71%      0.70%      0.70%      0.70%
Ratio of net investment income to
 average net assets                        4.52%(5)      2.52%      2.18%      2.34%      2.66%      3.12%
Portfolio Turnover                           28%(4)        62%        52%        38%        39%        50%

-----------------------------------------------------------------------------------------------------------------
                                                                LARGE CAP VALUE FUND
                                    -----------------------------------------------------------------------------
                                      SIX MONTHS                   FOR THE YEAR ENDED DECEMBER 31,
                                    Ended 06/30/07   ------------------------------------------------------------
                                     (unaudited)        2006         2005         2004         2003        2002
NET ASSET VALUE at beginning of
 period                               $    35.14     $    31.62   $    30.47   $    27.52   $    22.20   $  28.73
                                    -----------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income(1)                   0.32           0.65         0.54         0.46         0.40       0.35
 Net realized and unrealized gain
   (loss) on investments                    1.65           5.87         1.16         2.95         5.31      (6.53)
                                    -----------------------------------------------------------------------------
  Total from investment operations          1.97           6.52         1.70         3.41         5.71      (6.18)
                                    -----------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Distributions from net investment
   income                                     --          (0.67)       (0.55)       (0.46)       (0.39)     (0.35)
 Distributions from capital gains             --          (2.33)          --           --           --         --
                                    -----------------------------------------------------------------------------
  Total distributions                         --          (3.00)       (0.55)       (0.46)       (0.39)     (0.35)
                                    -----------------------------------------------------------------------------
Net increase (decrease) in net
 asset value                                1.97           3.52         1.15         2.95         5.32      (6.53)
                                    -----------------------------------------------------------------------------
NET ASSET VALUE at end of period      $    37.11     $    35.14   $    31.62   $    30.47   $    27.52   $  22.20
                                    -----------------------------------------------------------------------------
TOTAL RETURN(2)                             5.62%(4)      20.55%        5.58%       12.43%       25.89%    (21.55)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in
 000's)                               $1,378,815     $1,390,778   $1,239,868   $1,205,082   $1,065,972   $764,895
Ratio of expenses to average net
 assets                                     0.61%(5)       0.61%        0.61%        0.60%        0.60%      0.60%
Ratio of net investment income to
 average net assets                         1.76%(5)       1.91%        1.74%        1.67%        1.69%      1.39%
Portfolio Turnover                            22%(4)         35%          28%          15%          17%        18%

----------------------------------
(1) Based on average shares outstanding during the year.
(2) These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total Returns are not annualized for periods less than one year.
(3) Amount represents less than $0.005 per share.
(4) Not annualized.
(5) Annualized.
(6) In 2006, 0.01% of the Fund's total return consisted of a voluntary reimbursement by the Adviser for a realized investment loss. Excluding this reimbursement, the total return would have been 9.97%.


--------------------------------------------------------------------------------
                                                                              99

                See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING

-------------------------------------------------------------------------------------------------------------------
                                                                LARGE CAP GROWTH FUND
                                   --------------------------------------------------------------------------------
                                     SIX MONTHS                     FOR THE YEAR ENDED DECEMBER 31,
                                   Ended 06/30/07   ---------------------------------------------------------------
                                    (unaudited)        2006         2005         2004         2003         2002
NET ASSET VALUE at beginning of
  period                              $  21.47       $  19.97     $  19.68     $  18.19     $  14.15     $  20.70
                                   --------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income(1)                0.03           0.07         0.17         0.15         0.07         0.04
  Net realized and unrealized gain
    (loss) on investments                 1.48           1.51         0.30         1.48         4.05        (6.54)
                                   --------------------------------------------------------------------------------
   Total from investment
     operations                           1.51           1.58         0.47         1.63         4.12        (6.50)
                                   --------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net
    investment income                       --          (0.08)       (0.18)       (0.14)       (0.08)       (0.04)
  Distributions from capital gains          --             --           --           --           --        (0.01)
                                   --------------------------------------------------------------------------------
   Total distributions                      --          (0.08)       (0.18)       (0.14)       (0.08)       (0.05)
                                   --------------------------------------------------------------------------------
Net increase (decrease) in net
  asset value                             1.51           1.50         0.29         1.49         4.04        (6.55)
                                   --------------------------------------------------------------------------------
NET ASSET VALUE at end of period      $  22.98       $  21.47     $  19.97     $  19.68     $  18.19     $  14.15
                                   --------------------------------------------------------------------------------
TOTAL RETURN(2)                           7.05%(3)       7.88%        2.42%        8.94%       29.13%      (31.41)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in
  000's)                              $666,945       $669,761     $688,812     $693,762     $617,603     $592,512
Ratio of expenses to average net
  assets                                  0.81%(4)       0.81%        0.81%        0.80%        0.80%        0.80%
Ratio of net investment income to
  average net assets                      0.29%(4)       0.35%        0.86%        0.82%        0.47%        0.25%
Portfolio Turnover                          37%(3)         87%          73%          26%          29%          27%

-------------------------------------------------------------------------------------------------------------------
                                                                  MID CAP VALUE FUND
                                   --------------------------------------------------------------------------------
                                     SIX MONTHS                     FOR THE YEAR ENDED DECEMBER 31,
                                   Ended 06/30/07   ---------------------------------------------------------------
                                    (unaudited)        2006         2005         2004         2003         2002
NET ASSET VALUE at beginning of
  period                              $  17.54       $  17.30     $  16.58     $  14.66     $  11.22     $  13.94
                                   --------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income(1)                0.09           0.20         0.11         0.18         0.07         0.07
  Net realized and unrealized gain
    (loss) on investments                 1.40           2.74         1.61         2.14         3.43        (2.51)
                                   --------------------------------------------------------------------------------
   Total from investment
     operations                           1.49           2.94         1.72         2.32         3.50        (2.44)
                                   --------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net
    investment income                       --          (0.20)       (0.11)       (0.15)       (0.06)       (0.06)
  Distributions from capital gains          --          (2.50)       (0.89)       (0.25)          --        (0.22)
                                   --------------------------------------------------------------------------------
   Total distributions                      --          (2.70)       (1.00)       (0.40)       (0.06)       (0.28)
                                   --------------------------------------------------------------------------------
Net increase (decrease) in net
  asset value                             1.49           0.24         0.72         1.92         3.44        (2.72)
                                   --------------------------------------------------------------------------------
NET ASSET VALUE at end of period      $  19.03       $  17.54     $  17.30     $  16.58     $  14.66     $  11.22
                                   --------------------------------------------------------------------------------
TOTAL RETURN(2)                           8.34%(3)      16.96%       10.32%       15.86%       31.21%      (17.41)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in
  000's)                              $362,533       $343,213     $275,279     $218,060     $158,698     $102,589
Ratio of expenses to average net
  assets                                  1.01%(4)       1.01%        1.01%        1.00%        1.00%        1.01%
Ratio of net investment income to
  average net assets                      1.00%(4)       1.12%        0.62%        1.20%        0.57%        0.54%
Portfolio Turnover                          40%(3)         95%          29%          25%          22%          33%

----------------------------------
(1) Based on average shares outstanding during the year.
(2) These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total Returns are not annualized for periods less than one year.
(3) Not annualized.
(4) Annualized.


--------------------------------------------------------------------------------
100

                See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING

-------------------------------------------------------------------------------------------------------------------
                                                                  MID CAP GROWTH FUND
                                    -------------------------------------------------------------------------------
                                      SIX MONTHS                    FOR THE YEAR ENDED DECEMBER 31,
                                    Ended 06/30/07   --------------------------------------------------------------
                                     (unaudited)        2006         2005         2004         2003         2002
NET ASSET VALUE at beginning of
  period                               $   5.89       $   6.74     $   6.80     $   6.20     $   4.67     $  6.24
                                    -------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(2)                (0.02)         (0.02)       (0.01)     0.00(4)        (0.01)    0.00(4)
  Net realized and unrealized gain
    (loss) on investments                  0.87           0.78         0.59         0.81         1.57       (1.57)
                                    -------------------------------------------------------------------------------
   Total from investment operations        0.85           0.76         0.58         0.81         1.56       (1.57)
                                    -------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net investment
    income                                   --             --           --        (0.00)(4)     (0.00)(4)    (0.00)(4)
  Distributions from capital gains           --          (1.61)       (0.64)       (0.21)       (0.03)         --
                                    -------------------------------------------------------------------------------
   Total distributions                       --          (1.61)       (0.64)       (0.21)       (0.03)      (0.00)
                                    -------------------------------------------------------------------------------
Net increase (decrease) in net
  asset value                              0.85          (0.85)       (0.06)        0.60         1.53       (1.57)
                                    -------------------------------------------------------------------------------
NET ASSET VALUE at end of period       $   6.74       $   5.89     $   6.74     $   6.80     $   6.20     $  4.67
                                    -------------------------------------------------------------------------------
TOTAL RETURN(3)                           14.42%(5)      11.38%        8.75%       13.41%       33.41%     (25.21)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in
  000's)                               $407,739       $374,044     $373,921     $336,673     $268,929     $75,503
Ratio of expenses to average net
  assets                                   0.86%(6)       0.86%        0.86%        0.85%        0.85%       0.86%
Ratio of net investment income to
  average net assets                      (0.49)%(6)     (0.22)%      (0.13)%       0.04%       (0.19)%      0.03%
Portfolio Turnover                           50%(5)        204%          88%          77%         118%        157%

---------------------------------------------------------------
                                       SMALL CAP VALUE FUND
                                    ---------------------------
                                      INCEPTION
                                    to 06/30/07(1)
                                     (unaudited)
NET ASSET VALUE at beginning of
  period                               $  10.00
                                    --------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(2)                 0.02
  Net realized and unrealized gain
    on investments                         0.06
                                    --------------
   Total from investment operations        0.08
                                    --------------
Net increase in net asset value            0.08
                                    --------------
NET ASSET VALUE at end of period       $  10.08
                                    --------------
TOTAL RETURN(3)                            0.78%(5)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in
  000's)                               $  5,176
Ratio of expenses to average net
  assets                                   1.04%(6)
Ratio of net investment income to
  average net assets                       1.24%(6)
Portfolio Turnover                            2%(5)

----------------------------------
(1) Commenced investment operations May 1, 2007.
(2) Based on average shares outstanding during the year.
(3) These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total Returns are not annualized for periods less than one year.
(4) Amount represents less than $0.005 per share.
(5) Not annualized.
(6) Annualized.



--------------------------------------------------------------------------------
                                                                             101

                See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING

-------------------------------------------------------------------------------------------------------------------
                                       SMALL CAP GROWTH FUND
                                    ---------------------------
                                      INCEPTION
                                    to 06/30/07(1)
                                     (unaudited)
NET ASSET VALUE at beginning of
  period                                $10.00
                                    --------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(2)                0.01
  Net realized and unrealized gain
    on investments                        0.55
                                    --------------
   Total from investment operations       0.56
                                    --------------
Net increase in net asset value           0.56
                                    --------------
NET ASSET VALUE at end of period        $10.56
                                    --------------
TOTAL RETURN(3)                           5.56%(4)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in
  000's)                                $5,399
Ratio of expenses to average net
  assets                                  1.04%(5)
Ratio of net investment income to
  average net assets                      0.49%(5)
Portfolio Turnover                          32%(4)

-------------------------------------------------------------------------------------------------------------------
                                                                GLOBAL SECURITIES FUND
                                    -------------------------------------------------------------------------------
                                      SIX MONTHS                    FOR THE YEAR ENDED DECEMBER 31,
                                    Ended 06/30/07   --------------------------------------------------------------
                                     (unaudited)        2006         2005         2004         2003         2002
NET ASSET VALUE at beginning of
  period                               $ 14.36        $ 12.87      $ 11.49      $  9.72      $  6.94      $  8.91
                                    -------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(2)                0.15           0.14         0.09         0.06         0.05         0.04
  Net realized and unrealized gain
    (loss) on investments                 0.94           2.07         1.52         1.73         2.80        (1.98)
                                    -------------------------------------------------------------------------------
   Total from investment operations       1.09           2.21         1.61         1.79         2.85        (1.94)
                                    -------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net investment
    income                                  --          (0.16)       (0.09)       (0.02)       (0.07)       (0.03)
  Distributions from capital gains          --          (0.56)       (0.14)          --           --           --
                                    -------------------------------------------------------------------------------
   Total distributions                      --          (0.72)       (0.23)       (0.02)       (0.07)       (0.03)
                                    -------------------------------------------------------------------------------
Net increase (decrease) in net
  asset value                             1.09           1.49         1.38         1.77         2.78        (1.97)
                                    -------------------------------------------------------------------------------
NET ASSET VALUE at end of period       $ 15.45        $ 14.36      $ 12.87      $ 11.49      $  9.72      $  6.94
                                    -------------------------------------------------------------------------------
TOTAL RETURN(3)                           7.52%(4)      17.38%       13.97%       18.42%       41.24%      (21.77)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in
  000's)                               $62,134        $57,220      $42,450      $29,979      $18,091      $10,174
Ratio of expenses to average net
  assets                                  0.96%(5)       0.97%        0.97%        0.96%        0.96%        0.96%
Ratio of net investment income to
  average net assets                      2.05%(5)       1.01%        0.80%        0.60%        0.66%        0.55%
Portfolio Turnover                         105%(4,6)       21%          27%          18%          35%          37%

----------------------------------
(1) Commenced investment operations May 1, 2007.
(2) Based on average shares outstanding during the year.
(3) These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total Returns are not annualized for periods less than one year.
(4) Not annualized.
(5) Annualized.
(6) Subadviser change May 1, 2007.



--------------------------------------------------------------------------------
102

                See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING

-------------------------------------------------------------------------------------------------------------------
                                                               INTERNATIONAL STOCK FUND
                                    -------------------------------------------------------------------------------
                                      SIX MONTHS                    FOR THE YEAR ENDED DECEMBER 31,
                                    Ended 06/30/07   --------------------------------------------------------------
                                     (unaudited)        2006         2005         2004         2003         2002
NET ASSET VALUE at beginning of
  period                               $  13.78       $  12.38     $  11.36     $  9.54      $  7.19      $  7.89
                                    -------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(1)                 0.16           0.19         0.17        0.12         0.11         0.09
  Net realized and unrealized gain
    (loss) on investments                  0.99           2.78         1.71        1.84         2.30        (0.72)
                                    -------------------------------------------------------------------------------
   Total from investment operations        1.15           2.97         1.88        1.96         2.41        (0.63)
                                    -------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
  Distributions from net investment
    income                                   --          (0.20)       (0.15)      (0.14)       (0.05)       (0.07)
  Distributions from capital gains           --          (1.37)       (0.71)         --           --           --
  Return of Capital                          --             --           --          --        (0.01)          --
                                    -------------------------------------------------------------------------------
   Total distributions                       --          (1.57)       (0.86)      (0.14)       (0.06)       (0.07)
                                    -------------------------------------------------------------------------------
Net increase (decrease) in net
  asset value                              1.15           1.40         1.02        1.82         2.35        (0.70)
                                    -------------------------------------------------------------------------------
NET ASSET VALUE at end of period       $  14.93       $  13.78     $  12.38     $ 11.36      $  9.54      $  7.19
                                    -------------------------------------------------------------------------------
TOTAL RETURN(2)                            8.35%(3)      24.19%       16.53%      20.48%       33.61%       (7.98)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in
  000's)                               $183,377       $165,704     $108,482     $78,477      $56,606      $19,959
Ratio of expenses to average net
  assets                                   1.21%(4)       1.22%        1.21%       1.21%        1.21%        1.21%
Ratio of net investment income to
  average net assets                       2.29%(4)       1.48%        1.47%       1.16%        1.38%        1.15%
Portfolio Turnover                           27%(3)         62%          52%         46%          33%          38%

----------------------------------
(1) Based on average shares outstanding during the year.
(2) These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total Returns are not annualized for periods less than one year.
(3) Not annualized.
(4) Annualized.



--------------------------------------------------------------------------------
                                                                             103

                See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. DESCRIPTION OF THE FUND

The Ultra Series Fund (the "Fund"), a Massachusetts Business Trust, is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a diversified, open-end management investment company. The Fund is a series fund with 15 investment portfolios (the "funds"), each with different investment objectives and policies. The funds currently available are the Money Market Fund, Bond Fund, High Income Fund, Diversified Income Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap Value Fund, Small Cap Growth Fund, Global Securities Fund, International Stock Fund (collectively, the "Core Funds"), and the Conservative Allocation Fund, Moderate Allocation Fund and Aggressive Allocation Fund (collectively, the "Allocation Funds"). The Small Cap Value and Small Cap Growth Funds commenced operations on May 1, 2007. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of the Trust without par value. As of the date of this report, the trustees have authorized the issuance of one class of shares of the funds designated as Class
Z. Class Z shares are offered to separate accounts (the "Accounts") of CUNA Mutual Life Insurance Company and to qualified pension and retirement plans of CUNA Mutual Life Insurance Company or its affiliates ("CUNA Mutual Group"). The Fund may, in the future, offer other share classes to separate accounts of insurance companies and to qualified pension and retirement plans that are not affiliated with CUNA Mutual Group. The Fund does not offer shares directly to the general public.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements.

PORTFOLIO VALUATION: Securities and other investments are valued as follows:
Equity securities and exchange-traded funds listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price). If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices and (b) equity securities traded on a foreign exchange are valued at the official bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Fund or on the basis of dealer-supplied quotations. Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily net asset value (NAV) which is calculated as of 3:00 p.m. Central Time on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Since the assets of each Allocation Fund consist primarily of shares of the underlying funds, the NAV of each Allocation Fund is determined based on the NAV's of the underlying funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less and all securities in the Money Market Fund are valued on an amortized cost basis.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange on which the contracts are primarily traded. The Investment Adviser's Securities Valuation Committee ("the Committee") shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts.

The value of all assets and liabilities denominated in foreign currencies will be converted into U.S. dollar values at the noon Eastern Standard Time Reuters spot rate.

All other securities for which either quotations are not readily available, no other sales have occurred, or do not in the Investment Adviser's opinion, reflect the current market value are appraised at their fair values as determined in good faith by the Investment Adviser and under the general supervision of the Board of Trustees. Because each Allocation Fund will only invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will

--------------------------------------------------------------------------------
104

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

need to "fair" value any of the investments of the Allocation Funds. However, an underlying fund may need to "fair" value one or more of its investments.

A fund's investments (or underlying fund) will be valued at fair value if in the judgment of the Committee an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated at 3:00 p.m. Central Time.

Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: index options and futures traded subsequent to the close; depository receipts; currency spot or forward markets that trade after pricing or foreign exchange; other derivative securities traded after the close such as WEBs and SPDRs. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Fund.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Amortization and accretion are recorded on the effective yield method.

FEDERAL INCOME TAXES: It is each fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute substantially all its taxable income to its shareholders. Accordingly, no provisions for federal income taxes are recorded in the accompanying financial statements.

In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 addresses the accounting for uncertainty in income taxes and establishes for all entities, including pass-through entities, such as the funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). As required, the funds adopted FIN 48 effective June 29, 2007 for all open tax years and have determined that no material uncertain tax positions exist. As a result, the funds have not recorded any liabilities for material unrecognized tax benefits as of June 30, 2007. It is the funds' policy to recognize accrued interest and penalties related to uncertain tax benefits in income taxes, as appropriate. Tax years that remain open to examination by major tax jurisdictions include 2003 through 2006.

EXPENSES: Expenses that are directly related to one fund are charged directly to that fund. Other operating expenses are prorated to the funds on the basis of relative net assets.

REPURCHASE AGREEMENTS: Each fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The funds will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. As of June 30, 2007, none of the funds have open repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that the repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible subnormal levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing its rights.

FOREIGN CURRENCY TRANSACTIONS: The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

The Global Securities and International Stock Funds report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which are due to changes in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The Core Funds, except the Money Market Fund, may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The funds' net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. Realized and unrealized gains and losses are included in the Statements of Operations. For the six months ended June 30, 2007, the Global Securities Fund had open forward foreign currency exchange contracts.

If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or liquid high grade debt securities in a segregated account with the fund's custodian in an amount equal to the value of the fund's total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the fund's commitment with respect to the contract.

FUTURES CONTRACTS: The Core Funds, except the Money Market Fund, may purchase and sell futures contracts and purchase and write options on futures contracts. The funds will engage in futures contracts or related options transactions to hedge certain market positions. Upon entering into a futures contract, the fund is required to pledge to the broker an amount of cash, U.S. Government securities or other assets, equal to a certain percentage of the contract (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the fund each day, depending on the daily fluctuations in the fair value of the futures contract. When a fund enters into a futures contract, the fund segregates in cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. The fund recognizes a gain or loss equal to the daily change in the value of the futures contracts. Should market conditions move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. As of June 30, 2007, none of the funds have open futures contracts.

DELAYED DELIVERY SECURITIES: The Core Funds may purchase securities on a when-issued or delayed delivery basis. "When-issued" refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement, and often more than a month or more after the purchase. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the fund segregates in cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. For the six months ended June 30, 2007, the Bond, High Income and Diversified Income Funds entered into such transactions, the market values of which are identified in each fund's Portfolio of Investments.

RECLASSIFICATION ADJUSTMENTS: Paid-in capital, undistributed net investment income, and accumulated net realized gain (loss) have been adjusted in the Statements of Assets and Liabilities for permanent book-tax differences for all funds. Differences primarily relate to the tax treatment of net operating losses, paydown gains and losses, foreign currency gains and losses, and distributions from real estate investment trusts and passive foreign investment companies.

NEW ACCOUNTING PRONOUNCEMENTS: FASB also issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands financial statement disclosures about fair value measurements. Management is currently evaluating the application of FAS 157 to the funds, and is not in a position at this time to estimate the significance of its impact, if any, on the funds' financial statements.

3. ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS

The Fund has entered into a Management Agreement with MEMBERS Capital Advisors, Inc. ("MCA"), an affiliated company, whereby MCA provides or has arranged to provide directly or through third parties, investment advisory, custody, transfer

--------------------------------------------------------------------------------
106

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

agency, dividend disbursing, legal, accounting, and administrative services to the funds. MCA has entered into subadvisory agreements with certain subadvisers ("Subadvisers") for the management of the investments of the High Income Fund, Mid Cap Growth Fund, Small Cap Value Fund, Small Cap Growth Fund, Global Securities Fund, International Stock Fund and a portion of the Mid Cap Value Fund.

For services under the Management Agreement, MCA is entitled to receive a management fee, which is calculated daily and paid monthly, at an annual rate based upon the following percentages of average daily net assets: .45% for the Money Market Fund, .55% for the Bond Fund, .75% for the High Income Fund, .70% for the Diversified Income Fund, .60% for the Large Cap Value Fund, .80% for the Large Cap Growth Fund, 1.00% for the Mid Cap Value Fund, .85% for the Mid Cap Growth Fund, 1.00% for Small Cap Value Fund, 1.00% for Small Cap Growth Fund, ..95% for the Global Securities Fund, 1.20% for the International Stock Fund, and ..20% for the Conservative Allocation Fund, Moderate Allocation Fund and Aggressive Allocation Fund.

MCA is solely responsible for the payment of all fees to the Subadvisers. The Subadvisers for the funds are Shenkman Capital Management, Inc. for the High Income Fund, Wellington Management Company, LLP for a portion of the Mid Cap Value Fund, the entire Mid Cap Growth Fund and Small Cap Value Fund, Paradigm for the Small Cap Growth Fund, Mondrian Investment Partners Limited (effective May 1, 2007) for the Global Securities Fund and Lazard Asset Management LLC for the International Stock Fund. MCA manages the other portion of the Mid Cap Value Fund, Bond Fund, Diversified Income Fund, Large Cap Growth Fund, Large Cap Value Fund, Money Market Fund, Conservative Allocation Fund, Moderate Allocation Fund and the Aggressive Allocation Fund.

In addition to the management fee, the Fund is responsible for fees of the disinterested trustees, brokerage commissions and other expenses incurred in connection with the acquisition or disposition of investments, costs of borrowing money, expenses for independent audits, tax, compliance and extraordinary expenses as approved by a majority of the disinterested trustees.

Unaffiliated trustees receive from the Fund an attendance fee for each Board or committee meeting attended, with an additional remuneration paid to the Board of Trustees' chairman and audit committee chair.

All shares are distributed through CUNA Brokerage Service, Inc. ("CUNA Brokerage"), an affiliated company, pursuant to a distribution agreement between the Trust and CUNA Brokerage. CUNA Brokerage's principal place of business is located at 5910 Mineral Point Road, Madison, WI 53705.

The Fund has entered into an agreement with CUNA Mutual Life Insurance Company setting forth the terms and conditions pursuant to which the Accounts purchase and redeem shares of the funds. Investments in the Fund by the Accounts are made through either variable annuity or variable life insurance contracts. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts, and the assets of each subaccount are invested (without sales or redemption charges) in shares of the fund corresponding to that subaccount. Fund shares are sold and redeemed at a price equal to the shares' net asset value. The assets of each fund are held separate from the assets of the other funds.

4. DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

With respect to the Money Market Fund, dividends from net investment income and net realized gains are declared and reinvested daily in additional full and fractional shares of the Money Market Fund. The Bond Fund, High Income Fund, Diversified Income Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Value Fund, Small Cap Growth Fund, Global Securities Fund, International Stock Fund, and the Allocation Funds declare and reinvest dividends from net investment income annually in additional full and fractional shares of the respective funds. Distributions from net realized gains from investment transactions, if any, are distributed and reinvested to shareholders annually.

Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Taxable distributions may differ from book amounts earned during the period due to differences in the timing of capital gains recognition, and due to the reclassification of certain gains or losses from capital to income.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5. SECURITIES TRANSACTIONS

For the six months ended June 30, 2007, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:

                             U.S. GOVERNMENT SECURITIES             OTHER INVESTMENT SECURITIES
                             --------------------------             ---------------------------
FUND                        PURCHASES           SALES               PURCHASES           SALES
----                        ---------           -----               ---------           -----
Conservative Allocation    $    --           $    --               $ 28,382,094      $  7,040,544
Moderate Allocation             --                --                 94,282,987        12,964,121
Aggressive Allocation           --                --                 28,511,439         6,442,899
Bond                        113,233,137       104,291,247            16,413,716        38,212,728
High Income                     --                --                 61,540,041        56,765,050
Diversified Income           58,921,649        71,908,995           131,643,904       172,965,179
Large Cap Value                 --                --                298,064,436       374,069,959
Large Cap Growth                --                --                242,685,731       284,263,458
Mid Cap Value                   --                --                142,986,216       151,355,915
Mid Cap Growth                  --                --                189,865,796       209,872,657
Small Cap Value(1)              --                --                  5,143,411           106,209
Small Cap Growth(1)             --                --                  6,723,903         1,688,368
Global Securities               --                --                 61,977,052        60,937,057
International Stock             --                --                 54,366,599        45,189,154

----------------------------------
(1) Commenced investment operations on May 1, 2007.

6. FOREIGN SECURITIES

The Core Funds may invest in foreign securities, although only the Mid Cap Growth Fund, Global Securities Fund, and International Stock Fund anticipate having significant investments in such securities, and the Money Market Fund is limited to U.S. dollar-denominated foreign money market securities. Foreign securities refer to securities that are: (1) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., (2) issued by foreign governments or their agencies or instrumentalities, (3) principally traded outside the U.S., or (4) quoted or denominated in a foreign currency. Foreign securities include American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), Swedish Depositary Receipts ("SDRs") and foreign money market securities. Dollar denominated securities that are part of the Merrill Lynch U.S. Domestic Master Index are not considered a foreign security.

Certain funds have reclaim receivable balances, in which the funds are due a reclaim on the taxes that have been paid to some foreign jurisdictions. The values of all reclaims are not significant for any of the funds and are reflected in Other Assets on the Statement of Assets and Liabilities. On a periodic basis, these receivables are reviewed to ensure the current receivable balance is reflective of the amount deemed to be collectible.

7. SECURITIES LENDING

The Core Funds, except the Money Market Fund, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the funds may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash or other liquid assets at least equal to 102% of the value of the securities, which is determined on a daily basis. At June 30, 2007, cash collateral received for funds engaged in securities lending was invested in the State Street Navigator Securities Lending Prime Portfolio. Additionally, the Bond, Diversified Income, Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth and Global Securities Funds received non-cash collateral, which they are not permitted to sell or repledge, in the amounts of $16,940,210, $6,449,139, $7,895,742,
$14,390,300, $2,276,472, $2,503,215 and $1,534,764, respectively. The value of all cash collateral is included within the Portfolio of Investments with an offsetting liability, payable upon return of securities loaned, reflected on the Statements of Assets and Liabilities.

--------------------------------------------------------------------------------
108

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Amounts earned as interest on investments of cash collateral, net of rebates and fees, are included in the Statements of Operations. The value of securities on loan at June 30, 2007 is as follows:

FUND                    VALUE OF SECURITIES ON LOAN
----                    ---------------------------
Bond                           $167,148,340
High Income                      25,139,603
Diversified Income               85,082,785
Large Cap Value                  30,870,270
Large Cap Growth                 66,556,638

FUND                    VALUE OF SECURITIES ON LOAN
----                    ---------------------------
Mid Cap Value                  $ 78,753,446
Mid Cap Growth                  104,776,714
Global Securities                10,396,411
International                     8,918,506

The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral.

8. TAX INFORMATION

For federal income tax purposes, the funds listed below have capital loss carryovers as of December 31, 2006, which are available to offset future capital gains, if any:

                                                          CARRYOVER EXPIRING IN:
                                                          ----------------------
                         2007        2008      2009       2010         2011          2012         2013        2014
                         ----        ----      ----       ----         ----          ----         ----        ----
Bond                   $235,991   $7,577,224   $ --    $1,857,702   $   104,606   $1,560,242   $1,445,891   $816,322
Large Cap Growth             --           --     --            --    31,762,903           --           --         --

The High Income, Diversified Income, Large Cap Value and Large Cap Growth Funds, utilized $275,264, $2,061,005, $2,762,950 and $29,127,421, respectively, of prior capital loss carryovers during the year ended December 31, 2006.

After October 31, 2006, the following funds had capital and currency losses in the following amounts:

                                                               POST-OCTOBER CURRENCY LOSSES
                                                               ----------------------------
Global Securities                                                        $ 4,112
International Stock                                                       23,001

For federal income tax purposes, these amounts are deferred and deemed to have occurred in the next fiscal year.

At June 30, 2007, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each fund were as follows:

FUND                                         APPRECIATION      DEPRECIATION          NET
----                                         ------------      ------------          ---
Conservative Allocation                      $   439,691       $  (359,193)      $     80,498
Moderate Allocation                            3,869,427          (928,105)         2,941,322
Aggressive Allocation                          3,237,828           (48,527)         3,189,301
Bond                                           2,126,510       (20,494,709)       (18,368,199)
High Income                                    1,741,168        (2,679,433)          (938,265)
Diversified Income                            48,682,874       (12,402,258)        36,280,616
Large Cap Value                              352,905,790        (6,506,108)       346,399,682
Large Cap Growth                             106,839,836       (13,411,640)        93,428,196
Mid Cap Value                                 61,007,179        (5,317,361)        55,689,818
Mid Cap Growth                                64,184,270        (5,655,086)        58,529,184
Small Cap Value(1)                               168,865          (144,811)            24,054
Small Cap Growth(1)                              282,050          (118,471)           163,579
Global Securities                              2,409,415        (1,510,607)           898,808
International Stock                           39,814,462        (3,043,674)        36,770,788

----------------------------------

(1) Commenced investment operations on May 1, 2007.
The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of losses.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

9. CONCENTRATION OF RISK

Investing in certain financial instruments, including forward foreign currency contracts and futures contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statement volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The High Income Fund, Mid Cap Growth Fund, International Stock Fund, and the Global Securities Fund enter into these contracts primarily to protect these funds from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized ratings agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its assets in high yield securities.

The Allocation Funds are fund of funds, meaning that they invest primarily in the shares of other registered investment companies (the "underlying funds"), including ETFs. Thus, each fund's investment performance and it's ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests; and the underlying fund's performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that fund. Accordingly, the Allocation Funds are subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Additionally, the Allocation Funds are subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market segments will cause the fund to under perform other funds with a similar investment objective.

--------------------------------------------------------------------------------
110

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

10. AFFILIATED COMPANY TRANSACTIONS

The Allocation Funds invest in underlying funds, of which certain underlying funds (the "affiliated underlying funds"), may be deemed to be under common control because of the same Board of Trustees. A summary of the transactions with each affiliated underlying fund during the period ended June 30, 2007 follows:

                       BALANCE OF                           BALANCE OF
                         SHARES                               SHARES                   REALIZED
                        HELD AT       GROSS       GROSS      HELD AT      VALUE AT       GAIN     DISTRIBUTIONS
FUND/UNDERLYING FUND   12/31/2006   ADDITIONS     SALES     06/30/2007   06/30/2007     (LOSS)     RECEIVED(2)
--------------------   ----------   ---------     -----     ----------   ----------     ------     -----------
CONSERVATIVE ALLOCATION FUND
---------------------------------------------------------------------------------------------------------------
MEMBERS Bond Fund
 Class Y                 274,769     352,315      259,820    367,264     $ 3,529,404   $ (9,975)    $ 61,113
MEMBERS Cash Reserves
 Fund Class Y          1,078,886    2,203,443   3,282,329         --              --         --       37,171
MEMBERS High Income
 Fund Class Y             57,564     145,329      10,7329    192,164       1,420,094       (520)      29.982
MEMBERS International
 Stock Fund Class Y       30,879      71,433        7,238     95,074       1,531,638     (5,387)          --
MEMBERS Large Cap
 Growth Fund Class
 Y(1)                     65,847     158,020       11,834    212,033       3,394,651       (950)          --
MEMBERS Large Cap
 Value Fund Class Y       49,158     115,878       11,108    153,928       2,581,380     (2,031)          --
MEMBERS Mid Cap
 Growth Fund Class
 Y(1)                     49,247     112,897       11,698    150,446       1,113,297       (689)          --
---------------------------------------------------------------------------------------------------------------
 TOTALS                                                                  $13,570,464   $(19,552)    $128,266

                       BALANCE OF                           BALANCE OF
                         SHARES                               SHARES                   REALIZED
                        HELD AT       GROSS       GROSS      HELD AT      VALUE AT       GAIN      DISTRIBUTIONS
FUND/UNDERLYING FUND   12/31/2006   ADDITIONS     SALES     06/30/2007   06/30/2007     (LOSS)      RECEIVED(2)
--------------------   ----------   ---------     -----     ----------   ----------     ------      -----------
MODERATE ALLOCATION FUND
----------------------------------------------------------------------------------------------------------------
MEMBERS Bond Fund
 Class Y                 379,093     903,166       19,414   1,262,845    $12,135,937   $  (2,164)    $167,349
MEMBERS Cash Reserves
 Fund Class Y          1,864,303    3,269,683   5,133,986          --             --          --       67,623
MEMBERS High Income
 Fund Class Y            340,940     775,883       28,660   1,088,163      8,041,528      (1,394)     180,836
MEMBERS International
 Stock Fund Class Y      320,748     668,706       42,858     946,596     15,249,654     (47,901)          --
MEMBERS Large Cap
 Growth Fund Class
 Y(1)                    385,735     603,376      141,115     847,996     13,576,423      (2,862)          --
MEMBERS Large Cap
 Value Fund Class Y      267,282     567,345       33,315     801,312     13,438,010      (8,484)          --
MEMBERS Mid Cap
 Growth Fund Class
 Y(1)                    590,989     925,102      225,481   1,290,610      9,550,513     (13,243)          --
MEMBERS Mid Cap Value
 Fund Class Y            177,595     278,021       67,177     388,439      5,484,756    (162,599)          --
MEMBERS Small Cap
 Growth Fund Class
 Y(1)                         --     534,990       14,355     520,635      5,779,052      (3,614)          --
MEMBERS Small Cap
 Value Fund Class
 Y(1)                         --     402,972       10,520     392,452      4,218,858      (2,630)          --
----------------------------------------------------------------------------------------------------------------
TOTALS                                                                   $87,474,732   $(244,891)    $415,808

----------------------------------
(1) Non-income producing.
(2) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                        BALANCE OF                         BALANCE OF
                          SHARES                             SHARES                   REALIZED
                         HELD AT       GROSS      GROSS     HELD AT      VALUE AT       GAIN      DISTRIBUTIONS
FUND/UNDERLYING FUND    12/31/2006   ADDITIONS    SALES    06/30/2007   06/30/2007     (LOSS)      RECEIVED(2)
--------------------    ----------   ---------    -----    ----------   ----------     ------      -----------
AGGRESSIVE ALLOCATION FUND
---------------------------------------------------------------------------------------------------------------
MEMBERS International
 Stock Fund Class Y      352,708      378,772     36,764    694,716     $11,191,877   $ (46,977)       --
MEMBERS Large Cap
 Growth Fund Class
 Y(1)                    290,110      228,358    105,145    413,323       6,617,303       1,165        --
MEMBERS Large Cap
 Value Fund Class Y      197,769      212,532     17,303    392,998       6,590,571      (5,342)       --
MEMBERS Mid Cap Growth
 Fund Class Y(1)         480,046      385,837    155,004    710,879       5,260,506      (7,789)       --
MEMBERS Mid Cap Value
 Fund Class Y            189,891      151,717     61,408    280,200       3,956,419    (145,429)       --
MEMBERS Small Cap
 Growth Fund Class
 Y(1)                         --      324,108      6,272    317,836       3,527,981      (1,246)       --
MEMBERS Small Cap
 Value Fund Class Y(1)        --      314,689      6,054    308,635       3,317,827        (934)       --
---------------------------------------------------------------------------------------------------------------
TOTALS                                                                  $40,462,484   $(206,552)       $--

----------------------------------
(1) Non-income producing.
(2) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

--------------------------------------------------------------------------------
112

OTHER INFORMATION (UNAUDITED)

FUND EXPENSES PAID BY SHAREHOLDERS

As a shareholder of the funds, you pay no transaction costs, but do incur ongoing costs which include management fees; disinterested trustees fees; brokerage commissions and other expenses incurred in connection with the acquisition or disposition of investments; costs of borrowing money; expenses for independent audits, taxes, and extraordinary expenses as approved by a majority of the disinterested trustees. The examples in the table that follows are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2007. Expenses paid during the period in the tables below are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half fiscal year period), except for the Small Cap Value and Small Cap Growth Funds', which had 61 days.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for the funds. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the fund you own under the heading entitled "Actual" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare the 5% hypothetical example of the funds you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

                                                         ACTUAL                HYPOTHETICAL
                                                  --------------------     --------------------
                                                              EXPENSES                 EXPENSES
                           BEGINNING   ANNUAL      ENDING       PAID        ENDING       PAID
                            ACCOUNT    EXPENSE     ACCOUNT     DURING       ACCOUNT     DURING
FUND                         VALUE      RATIO       VALUE      PERIOD        VALUE      PERIOD
----                         -----      -----       -----      ------        -----      ------
Conservative Allocation     $1,000      0.21%     $1,023.40    $1.05       $1,023.75    $1.05
Moderate Allocation          1,000      0.20       1,051.90     1.02        1,023.80     1.00
Aggressive Allocation        1,000      0.21       1,084.20     1.09        1,023.75     1.05
Money Market                 1,000      0.46       1,023.80     2.31        1,022.51     2.31
Bond                         1,000      0.56         998.30     2.77        1,022.02     2.81
High Income                  1,000      0.76       1,027.90     3.82        1,021.03     3.81
Diversified Income           1,000      0.71       1,017.40     3.55        1,021.27     3.56
Large Cap Value              1,000      0.61       1,056.20     3.11        1,021.77     3.06
Large Cap Growth             1,000      0.81       1,070.50     4.16        1,020.78     4.06
Mid Cap Value                1,000      1.01       1,083.40     5.22        1,019.79     5.06
Mid Cap Growth               1,000      0.86       1,144.20     4.57        1,020.53     4.31
Small Cap Value(1)           1,000      1.04       1,007.80     1.72        1,006.51     1.72
Small Cap Growth(1)          1,000      1.04       1,055.60     1.76        1,006.51     1.72
Global Securities            1,000      0.96       1,075.20     4.94        1,020.03     4.81
International Stock          1,000      1.21       1,083.50     6.25        1,018.79     6.06

----------------------------------
(1) Commenced investment operations on May 1, 2007.

PLEASE NOTE THAT THE EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT YOUR ONGOING COSTS OF THE FUNDS AND DO NOT REFLECT ANY SEPARATE ACCOUNT FEES, CHARGES, OR EXPENSES IMPOSED BY THE VARIABLE ANNUITY OR VARIABLE LIFE

--------------------------------------------------------------------------------

OTHER INFORMATION (UNAUDITED)

INSURANCE CONTRACTS, OR RETIREMENT AND PENSION PLANS THAT USE THE FUNDS. IF THESE FEES, CHARGES OR EXPENSES WERE INCLUDED, YOUR COSTS WOULD HAVE BEEN HIGHER. Therefore, the information provided in the hypothetical example table is useful in comparing ongoing fund costs only, and will not help you determine the relative total costs of owning different funds.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available to shareholders at no cost on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. More information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by the Fund to vote proxies related to portfolio securities is available to shareholders at no cost on the SEC's website at www.sec.gov or by calling CUNA Mutual Life Insurance Company at 1-800-798-5500. The proxy voting records for the Fund for the most recent twelve-month period ended June 30 are available to shareholders at no cost on the SEC's website at www.sec.gov.

BOARD OF TRUSTEES' APPROVAL OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Under the Investment Company Act, each fund's investment advisory agreement, and any subadvisory agreement, must be approved at least annually by the fund's board of trustees, including a majority of the trustees who are not "interested persons" under the Act.

The board of trustees of Ultra Series Fund's portfolios (the "Funds") reviews the performance of the Funds and their investment adviser and subadvisers at each regular board meeting. At these meetings, the board also receives updates concerning the investment strategies being pursued by the Funds, changes in the Funds' investment processes and portfolio management personnel, the expenses incurred by the Funds, and various other matters which may impact the Funds' performance and that of their investment adviser and subadvisers.

At an in-person meeting held March 1, 2007, the Board approved a subadvisory agreement between MCA and Mondrian Investment Partners Limited ("Mondrian"), principal business address Fifth Floor, 10 Gresham Street, London EC2V 7JD, United Kingdom, to manage the Ultra Series Global Securities Fund effective May 1, 2007.

Before the March 1 meeting, the Board asked Mondrian to provide written information addressing factors to be considered by the trustees in deciding whether or not to approve the subadvisory agreement. In addition, counsel to the independent trustees advised the Board concerning its duties under the 1940 Act and state law with respect to approval of the subadvisory agreement.

At the March 1 meeting, representatives of MCA reviewed the process by which MCA developed its recommendation to retain Mondrian as subadviser for the Fund, and they responded to questions from trustees concerning this process and related matters. In addition, at this meeting representatives of Mondrian made a presentation and responded to follow-up questions from trustees. After these presentations and discussions, the Board unanimously approved the subadvisory agreement. In determining to approve the agreement, the Board considered the following factors and reached the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY MONDRIAN: The trustees received and considered a variety of information pertaining to the nature, extent and quality of the services proposed to be provided by Mondrian. This information included professional qualifications and experience of Mondrian's proposed portfolio management team for the Fund; the portfolio management processes utilized by this team; Mondrian's organization, resources and research capabilities; and Mondrian's compliance, regulatory and litigation experience, its portfolio transaction execution policies and practices, and its policies and procedures for allocating transactions among accounts. After reviewing this information and discussing it with representatives of Mondrian and MCA, the Board concluded that it was satisfied with the nature, extent and quality of the services proposed to be provided by Mondrian and that these services compare satisfactorily to those provided by others in the industry.

INVESTMENT PERFORMANCE OF THE FUND: Because Mondrian had not managed the Fund previously, the Board reviewed performance information pertaining to other accounts which Mondrian manages in the same style which it proposed to utilize

--------------------------------------------------------------------------------
114

OTHER INFORMATION (UNAUDITED)

for the Fund. This performance information covered a seven-year period ended December 31, 2006, and it compared the other Mondrian-managed accounts' performance to that of an unmanaged benchmark index, to the performance of selected other funds, and to the performance of the Fund under its former subadviser. The Board noted that the other Mondrian-managed accounts outperformed the benchmark index and the Fund over the period presented and that its performance compared favorably to the other selected funds' performance. Based on the foregoing review, the trustees concluded that they were comfortable with the performance which Mondrian might be expected to produce for the Fund.

COST OF SERVICES PROVIDED AND PROFITABILITY: At the March 1 meeting, the trustees considered information provided by Mondrian concerning the management fees it charges to other funds and accounts with similar investment objectives and policies. The trustees concluded that the subadvisory fee proposed was in line with Mondrian's other fees.

Because Mondrian had not previously managed the Fund, the trustees did not request or consider information pertaining to the profitability of the proposed subadvisory relationship to Mondrian. However, as part of its annual review of MCA's advisory agreement with the Fund, at a meeting held on November 30, 2006 the Board considered the fees and expenses borne by the Fund as compared to those borne by comparable funds, as well as the profitability of the Fund's advisory agreement to MCA, and concluded it was satisfied concerning these matters.

ECONOMIES OF SCALE: The Board noted that Mondrian's proposed subadvisory agreement with MCA included breakpoints providing for lower subadvisory fees at higher asset levels, although the Fund's advisory agreement with MCA does not. At its November 30, 2006 meeting, the Board had determined not to pursue breakpoints in the Fund's advisory agreement with MCA at that time in light of the Fund's unitary fee structure (under which MCA bears the risk of increases in most other service providers' fees) and the current size of the Fund.

OTHER BENEFITS TO MONDRIAN FROM ITS PROPOSED RELATIONSHIP WITH THE FUND: The Board also considered the nature and extent of other benefits which may flow to Mondrian from its relationship with the Fund. In this regard, the trustees noted Mondrian's representation that it does not participate in soft dollar arrangements. The trustees concluded that the nature and extent of any additional benefits to Mondrian from its relationship with the Fund are not expected to be unreasonable when considered in the context of the overall services which Mondrian would provide and the subadvisory fees it would receive.

BOARD CONCLUSION: After taking the foregoing information and the other information provided by MCA and Mondrian into account, the Board, acting in the exercise of its business judgment, unanimously approved the subadvisory agreement between MCA and Mondrian. In doing so, the Board did not assign specific weights to the various factors considered, nor did it deem any one factor or set of factors to be decisive. Instead, it considered the total mix of information provided to it in reaching its decision.

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS

Each trustee and officer oversees 29 portfolios in the fund complex, which consists of the Ultra Series Fund with 15 portfolios and the MEMBERS Mutual Funds with 14 portfolios. The address of each trustee and officer is 5910 Mineral Point Road, Madison WI 53705. The Statement of Additional Information, which includes additional information about the trustees and officers, is available at no cost on the SEC's web site at www.sec.gov or by calling CUNA Mutual Life Insurance Company at 1-800-798-5500.

NAME;
POSITION(S) HELD WITH THE FUND & YEAR ELECTED(1);  PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS;
YEAR OF BIRTH                                      OTHER OUTSIDE DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------

INTERESTED TRUSTEES AND OFFICERS
-----------------------------------------------------------------------------------------------------
David P. Marks, CFA                                CUNA Mutual Insurance Society: Chief Investment
Trustee, President &                               Officer (since 2005); MEMBERS Capital Advisors,
Principal Executive Officer (2006)                 Inc.: President (since 2005); CUNA Mutual Life
1947                                               Insurance Company: Chief Investment Officer (since
                                                   2005); Citigroup Insurance Investors: Chief
                                                   Investment Officer (2004-2005); CIGNA Investments:
                                                   Chief Investment Officer, (2002-2004); Green
                                                   Mountain Partners: Partner (2001-2002); Allianz
                                                   Investments: Chief Investment Officer,
                                                   (1991-2001).
                                                   Other Directorships: CBRE Realty Finance
-----------------------------------------------------------------------------------------------------
Lawrence R. Halverson, CFA                         MEMBERS Capital Advisors, Inc.: Managing Director,
Trustee (1997)                                     Equities (since 2006), Senior Vice
Vice President (1988)                              President-Equities (1996-2006).
1945                                               Other Directorships: None
-----------------------------------------------------------------------------------------------------
Mary E. Hoffmann, CPA                              MEMBERS Capital Advisors, Inc.: Vice
Treasurer (1999)                                   President-Finance and Operations (since 2006),
1970                                               Assistant Vice President-Finance and Operations
                                                   (2001-2005); Product Operations and Finance
                                                   Manager (1998-2001).
                                                   Other Directorships: None
-----------------------------------------------------------------------------------------------------
Holly S. Baggot                                    MEMBERS Capital Advisors, Inc.: Director, Mutual
Secretary and Assistant Treasurer (2003)           Fund Operations, (since 2006), Operations
1960                                               Officer-Mutual Funds (2005-2006); Senior Manager
                                                   Product and Fund Operations (2001-2005).
                                                   Other Directorships: None
-----------------------------------------------------------------------------------------------------
Dan P. Owens                                       MEMBERS Capital Advisors, Inc.: Director,
Assistant Treasurer (2001)                         Investment Operations, (since 2006), Operations
1966                                               Officer-Investments (2005-2006); Senior Manager
                                                   Portfolio Operations (2001-2005).
                                                   Other Directorships: None
-----------------------------------------------------------------------------------------------------
Molly Nelson                                       MEMBERS Capital Advisors, Inc.: Chief Compliance
Chief Compliance Officer (2005)                    Officer (since May 2005); Harris Associates L.P.:
1962                                               Chief Compliance Officer/Advisor (1985-2005).
                                                   Other Directorships: None
-----------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------
Rolf F. Bjelland, CLU                              Lutheran Brotherhood Mutual Funds: Chairman and
Chairman (2006)                                    President (1983-2002); Lutheran Brotherhood (now
Trustee (2003)                                     Thrivent Financial) Chief Investment Officer
1938                                               (1983-2002).
                                                   Other Directorships: Regis Corp, Director (since
                                                   1982).
-----------------------------------------------------------------------------------------------------
Linda S. Foltz, CPA                                Dougherty Consulting, LLC: President/Owner (since
Trustee (2006)                                     2005); Direct Supply, Inc.: Executive Vice
1950                                               President of Corporate Development and Chief
                                                   Financial Officer (1988-2005).
                                                   Other Directorships: Direct Supply, Inc., Director
                                                   (since 2003).
-----------------------------------------------------------------------------------------------------
Steven P. Riege                                    The Rgroup: Owner/President (since 2001); Robert
Trustee (2005)                                     W. Baird & Company: Senior Vice President
1954                                               Marketing and First Vice President Human Resources
                                                   (1986-2001).
                                                   Other Directorships: None
-----------------------------------------------------------------------------------------------------
Richard E. Struthers                               Clearwater Capital Management: Chairman and Chief
Trustee (2004)                                     Executive Officer (since 1998).
1952                                               Other Directorships: None
-----------------------------------------------------------------------------------------------------

(1) The board of trustees adopted term limits authorizing each independent trustee to serve in such capacity until the first to occur: (1) serving one twelve-year term, or (2) reaching the age of 72; provided, however, that no independent trustee serving on the Trust's Board on the date of adoption (September 30, 2004) shall be required to resign pursuant to the terms hereto.

--------------------------------------------------------------------------------
116

                            (CUNA MUTUAL GROUP LOGO)

                       CUNA Mutual Life Insurance Company
                               2000 Heritage Way
                               Waverly, IA 50677

Form 1950-0807

                            (CUNA MUTUAL GROUP LOGO)

                       CUNA Mutual Life Insurance Company
                               2000 Heritage Way
                               Waverly, IA 50677

Form 1950-0807

                                                PRESORTED
                                                STANDARD
                                           US POSTAGE PAID
                                             PERMIT #3602
                                          BERWYN, IL 60402

ITEM 2. CODE OF ETHICS.

Not required in this semi-annual report filed on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in this semi-annual report filed on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in this semi-annual report filed on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

A copy of the Schedule I -- Investments in Securities of Unaffiliated Issuers is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

         (a) The President and Treasurer of the Trust have concluded that the Trust's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

         (b) There have been no changes in the Trust's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.

         (a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

         (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


ULTRA SERIES FUNDS


BY:   /s/David P. Marks
    ----------------------------------
         David P. Marks
         President

DATE: 08/20/07
      --------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


BY:   /s/David P. Marks
    ----------------------------------
         David P. Marks
         President, Ultra Series Funds

DATE: 08/20/07
      --------


BY:   /s/Mary E. Hoffmann
    ----------------------------------
         Mary E. Hoffmann
         Treasurer, Ultra Series Funds

DATE: 08/20/07
      --------

                                  EXHIBIT INDEX



Exhibit 12(a)(i)  - Section 302 Certification of David P. Marks, President,
                    Ultra Series Funds

Exhibit 12(a)(ii) - Section 302 Certification of Mary E. Hoffmann, Treasurer,
                    Ultra Series Funds

Exhibit 12(b)     - Section 906 Certification of David P. Marks and Mary E.
                    Hoffmann